UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2014

Item 1.  Schedule of Investments

UBS Core Plus Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2014

Bonds
Corporate bonds
Beverages	0.25%
Biotechnology	0.17
Building products	0.08
Capital markets	1.73
Chemicals	0.62
Commercial banks	2.92
Commercial services & supplies	0.29
Communications equipment	0.45
Consumer finance	1.32
Diversified financial services	2.79
Diversified telecommunication services	0.94
Electric utilities	0.56
Electronic equipment, instruments & components	0.27
Energy equipment & services	0.52
Food & staples retailing	0.17
Food products	0.34
Health care providers & services	0.04
Hotels, restaurants & leisure	0.22
Independent power producers & energy traders	0.04
Insurance	2.64
Media	1.41
Metals & mining	1.72
Multi-utilities	0.33
Oil, gas & consumable fuels	6.48
Pharmaceuticals	0.59
Real estate investment trust (REIT)	0.79
Road & rail	0.79
Semiconductors & semiconductor equipment	0.16
Tobacco	1.09
Trading companies & distributors	0.35
Wireless telecommunication services	0.60
Total corporate bonds	30.67%
Asset-backed securities	2.77
Commercial mortgage-backed securities	8.29
Mortgage & agency debt securities	32.08
Municipal bonds	2.13
US government obligations	12.64
Non-US government obligations	1.19
Total bonds	89.77%
Investment company
UBS High Yield Relationship Fund	5.56
Short-term investments	21.89
Options purchased	0.40
Investment of cash collateral from securities loaned	0.04
Total investments	117.66%
Liabilities, in excess of cash and other assets	(17.66)
Net assets	100.00%

1      Figures represent the direct investments of UBS Core Plus Bond Fund. Figures might be different if a breakdown of the affiliated underlying investment companies was included.

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount	Value
Bonds—89.77%
Corporate bonds: 30.67%
Brazil: 1.79%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$150,000	$144,750
Petrobras Global Finance BV,
3.250%, due 03/17/17	150,000	150,080
Petrobras International Finance Co.,
5.375%, due 01/27/21	120,000	120,440
Vale Overseas Ltd.,
4.375%, due 01/11/22[2]	85,000	84,641
6.875%, due 11/21/36	30,000	31,964
Total Brazil corporate bonds		531,875

Canada: 1.06%
Barrick Gold Corp.,
3.850%, due 04/01/22	90,000	85,966
Cenovus Energy, Inc.,
3.800%, due 09/15/23	100,000	99,649
Goldcorp, Inc.,
3.700%, due 03/15/23	40,000	37,707
Rogers Communications, Inc.,
5.000%, due 03/15/44	50,000	50,339
Teck Resources Ltd.,
6.250%, due 07/15/41	40,000	41,297
Total Canada corporate bonds		314,958

Cayman Islands: 0.08%
XLIT Ltd.,
6.375%, due 11/15/24	21,000	24,929

China: 0.67%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	200,000	198,574

France: 0.34%
BNP Paribas SA,
2.700%, due 08/20/18	100,000	101,986

Israel: 0.49%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	70,000	71,858
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	75,000	75,124
Total Israel corporate bonds		146,982

Mexico: 0.69%
America Movil SAB de CV,
5.000%, due 03/30/20	115,000	126,178
Petroleos Mexicanos,
4.875%, due 01/24/22	75,000	78,375
Total Mexico corporate bonds		204,553

Netherlands: 0.13%
LYB International Finance BV,
4.875%, due 03/15/44	40,000	39,928

Norway: 0.34%
Eksportfinans ASA,
3.000%, due 11/17/14	100,000	100,450

Spain: 0.86%
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]	100,000	101,907
Telefonica Emisiones SAU,
3.192%, due 04/27/18	150,000	153,629
Total Spain corporate bonds		255,536

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount	Value
United Kingdom: 1.49%
Barclays Bank PLC,
5.140%, due 10/14/20	$100,000	$106,013
HSBC Holdings PLC,
6.500%, due 09/15/37	100,000	118,314
Imperial Tobacco Finance PLC,
3.500%, due 02/11/23[1]	110,000	105,497
Lloyds TSB Bank PLC,
6.500%, due 09/14/20[1]	100,000	114,255
Total United Kingdom corporate bonds		444,079

United States: 22.73%
21st Century Fox America, Inc.,
6.200%, due 12/15/34	35,000	40,793
ADT Corp.,
3.500%, due 07/15/22	100,000	87,902
Ally Financial, Inc.,
8.000%, due 03/15/20	10,000	12,050
Altria Group, Inc.,
5.375%, due 01/31/44	50,000	52,270
9.950%, due 11/10/38	18,000	28,880
American International Group, Inc.,
3.000%, due 03/20/15	115,000	117,748
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	95,000	105,398
6.450%, due 09/15/36	50,000	59,140
Anheuser-Busch InBev Worldwide, Inc.,
8.200%, due 01/15/39	50,000	75,889
Bank of America Corp.,
5.625%, due 07/01/20	75,000	85,346
6.110%, due 01/29/37	100,000	111,838
6.875%, due 04/25/18	60,000	70,758
Berkshire Hathaway Finance Corp.,
3.000%, due 05/15/22	35,000	34,888
Boston Properties LP, REIT,
3.800%, due 02/01/24	60,000	59,490
Capital One Financial Corp.,
2.150%, due 03/23/15	65,000	65,978
Celgene Corp.,
4.000%, due 08/15/23	50,000	50,763
CF Industries, Inc.,
3.450%, due 06/01/23	150,000	144,563
CIT Group, Inc.,
5.500%, due 02/15/19[1]	10,000	10,775
Citigroup, Inc.,
5.375%, due 08/09/20	40,000	45,007
5.500%, due 02/15/17	180,000	198,688
5.500%, due 09/13/25	100,000	106,520
6.125%, due 05/15/18	55,000	63,213
8.500%, due 05/22/19	65,000	82,815
Comcast Corp.,
6.300%, due 11/15/17	45,000	52,301
6.950%, due 08/15/37	25,000	32,474
DIRECTV Holdings LLC,
6.000%, due 08/15/40	40,000	41,702
DISH DBS Corp.,
7.875%, due 09/01/19	10,000	11,825
DPL, Inc.,
7.250%, due 10/15/21	85,000	87,762
El Paso Pipeline Partners Operating Co., LLC,
5.000%, due 10/01/21	80,000	84,711

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount	Value
United States—(continued)
Energy Transfer Partners LP,
5.200%, due 02/01/22	$105,000	$113,348
9.000%, due 04/15/19	130,000	163,132
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	80,000	81,443
ERP Operating LP, REIT,
4.750%, due 07/15/20	35,000	38,333
Flextronics International Ltd.,
5.000%, due 02/15/23	80,000	80,800
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	250,000	315,249
Frontier Communications Corp.,
8.500%, due 04/15/20[2]	10,000	11,625
General Electric Capital Corp.,
Series A, 6.750%, due 03/15/32	50,000	64,287
Glencore Funding LLC,
2.500%, due 01/15/19[1]	120,000	115,876
Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	80,000	90,714
6.150%, due 04/01/18	100,000	114,319
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	80,000	92,268
Host Hotels & Resorts LP,
Series D, 3.750%, due 10/15/23	60,000	58,105
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	90,000	104,625
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	145,000	144,233
6.500%, due 09/01/39	45,000	51,077
Kroger Co.,
3.850%, due 08/01/23	50,000	49,787
Marathon Oil Corp.,
6.600%, due 10/01/37	30,000	37,578
Markel Corp.,
3.625%, due 03/30/23	40,000	38,893
Marsh & McLennan Cos., Inc.,
9.250%, due 04/15/19	65,000	84,371
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23	50,000	47,398
Mondelez International, Inc.,
4.000%, due 02/01/24	100,000	101,474
Morgan Stanley,
4.875%, due 11/01/22	45,000	47,285
7.300%, due 05/13/19	200,000	242,559
Motorola Solutions, Inc.,
3.500%, due 03/01/23	140,000	133,835
Mylan, Inc.,
2.550%, due 03/28/19	30,000	29,679
Northern Trust Corp.,
3.950%, due 10/30/25	25,000	25,151
NRG Energy, Inc.,
8.250%, due 09/01/20	10,000	10,975
Owens Corning,
6.500%, due 12/01/16	21,000	23,189
Petrohawk Energy Corp.,
7.250%, due 08/15/18	185,000	196,285
Plains Exploration & Production Co.,
6.500%, due 11/15/20	60,000	66,075
PPL Capital Funding, Inc.,
3.950%, due 03/15/24	30,000	29,964
Principal Financial Group, Inc.,
8.875%, due 05/15/19	90,000	115,043
Prudential Financial, Inc.,
5.200%, due 03/15/44[3]	95,000	94,288
6.625%, due 12/01/37	145,000	181,548
Regions Financial Corp.,
2.000%, due 05/15/18	70,000	68,607

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount	Value
Reynolds American, Inc.,
6.150%, due 09/15/43	$50,000	$56,412
7.750%, due 06/01/18	70,000	83,817
Ryder System, Inc.,
2.350%, due 02/26/19	75,000	74,137
2.550%, due 06/01/19	80,000	79,497
Sempra Energy,
9.800%, due 02/15/19	75,000	99,323
Southern Copper Corp.,
3.500%, due 11/08/22	50,000	47,514
Southwestern Electric Power Co.,
3.550%, due 02/15/22	50,000	50,257
TCI Communications, Inc.,
7.875%, due 02/15/26	50,000	66,230
Tenet Healthcare Corp.,
6.000%, due 10/01/20[1]	10,000	10,700
Time Warner Cable, Inc.,
6.550%, due 05/01/37	35,000	40,650
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	120,000	156,901
Time Warner, Inc.,
6.100%, due 07/15/40	35,000	40,334
Transocean, Inc.,
3.800%, due 10/15/22	65,000	62,141
6.800%, due 03/15/38	85,000	91,694
Valero Energy Corp.,
6.625%, due 06/15/37	110,000	132,383
Ventas Realty LP/Ventas Capital Corp.,
2.700%, due 04/01/20	80,000	77,870
Verizon Communications, Inc.,
1.984%, due 09/14/18[3]	50,000	52,510
6.400%, due 09/15/33	50,000	59,362
Williams Cos., Inc.,
3.700%, due 01/15/23	90,000	81,673
Williams Partners LP,
4.300%, due 03/04/24	50,000	50,222
Wyndham Worldwide Corp.,
5.625%, due 03/01/21	60,000	65,553
Total United States corporate bonds		6,764,085
Total corporate bonds (cost $9,010,693)		9,127,935

Asset-backed securities: 2.77%
United States: 2.77%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	125,000	124,415
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B,
2.320%, due 07/20/18	150,000	151,763
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	175,000	175,082
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.055%, due 11/15/16[3]	350,000	350,381
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37[4]	39,705	22,562
Total asset-backed securities (cost $827,261)		824,203

Commercial mortgage-backed securities: 8.29%
United States: 8.29%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
5.892%, due 02/10/51[3]	300,000	332,996

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount	Value
United States—(concluded)
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.205%, due 08/15/26[1,3]	$150,000	$150,202
COMM Mortgage Trust,
Series 2013-GAM, Class B,
3.418%, due 02/10/28[1,3]	200,000	191,776
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B,
6.213%, due 12/10/49[3]	250,000	276,949
FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	136,313	141,662
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	88,000	98,015
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.819%, due 08/10/45[3]	68,340	75,784
Hilton USA Trust,
Series 2013-HLT, Class DFX,
4.407%, due 11/05/30[1]	100,000	101,727
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4,
5.815%, due 06/15/49[3]	275,000	304,039
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	50,000	48,834
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.819%, due 08/12/45[1,3]	175,000	192,581
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A3,
5.724%, due 06/15/49[3]	175,000	192,902
Series 2007-C34, Class AM,
5.818%, due 05/15/46[3]	125,000	138,331
WF-RBS Commercial Mortgage Trust,
Series 2013-C12, Class B,
3.863%, due 03/15/48[3]	225,000	221,812
Total commercial mortgage-backed securities (cost $2,472,911)		2,467,610

Mortgage & agency debt securities: 32.08%
United States: 32.08%
Federal Home Loan Mortgage Corp. Gold Pools,[5]
3.500%, TBA	1,075,000	1,080,207
4.000%, TBA	125,000	129,673
#A96140, 4.000%, due 01/01/41,	107,682	111,770
#FG A96792, 4.500%, due 02/01/41,	54,652	58,257
#G08451, 4.500%, due 06/01/41,	143,874	153,454
#C63008, 6.000%, due 01/01/32,	77,719	87,388
#G01717, 6.500%, due 11/01/29,	54,912	61,957
Federal National Mortgage Association Pools,[5]
2.500%, TBA	225,000	224,824

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount	Value
3.000%, TBA	$350,000	$359,516
3.000%, TBA	525,000	506,707
3.500%, TBA	25,000	26,211
3.500%, TBA	625,000	628,711
4.000%, TBA	200,000	211,461
4.000%, TBA	75,000	77,683
4.500%, TBA	75,000	80,004
5.000%, TBA	325,000	354,326
#AP1589, 3.000%, due 08/01/27,	86,773	89,237
#AT2725, 3.000%, due 05/01/43,	442,371	427,525
#AP6056, 3.000%, due 07/01/43,	72,637	70,199
#AS0302, 3.000%, due 08/01/43,	25,898	25,029
#AU3735, 3.000%, due 08/01/43,	99,087	95,761
#AV1735, 3.000%, due 11/01/43,	75,000	72,483
#AP3098, 3.500%, due 10/01/42,	107,266	108,051
#AQ0600, 3.500%, due 10/01/42,	117,497	118,393
#AH4568, 4.000%, due 03/01/41,	110,753	115,134
#AE9202, 4.000%, due 09/01/41,	422,205	438,968
#AE0106, 4.500%, due 06/01/40,	1,323	1,412
#AI6578, 4.500%, due 07/01/41,	313,363	334,349
#890209, 5.000%, due 05/01/40,	201,049	219,063
#AD9114, 5.000%, due 07/01/40,	251,683	275,012
#AJ1422, 5.000%, due 09/01/41,	202,586	222,055
#688066, 5.500%, due 03/01/33,	114,313	127,529
#688314, 5.500%, due 03/01/33,	118,746	132,423
#802481, 5.500%, due 11/01/34,	214,336	237,947
#408267, 6.000%, due 03/01/28,	15,020	16,999
#323715, 6.000%, due 05/01/29,	9,616	10,848
#676733, 6.000%, due 01/01/33,	83,914	94,053
#831730, 6.500%, due 09/01/36,	99,128	111,856
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.424%, due 02/25/35[3]	45,414	40,872
Government National Mortgage Association Pools,
3.000%, TBA	125,000	122,910
3.000%, TBA	25,000	24,520
3.500%, TBA	250,000	255,117
4.000%, TBA	400,000	420,312
4.000%, TBA	175,000	183,805
4.500%, TBA	475,000	512,035
#738970, 3.500%, due 11/15/26,	129,677	136,591

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount	Value
United States—(concluded)
#G2 AB2784, 3.500%, due 08/20/42,	$91,262	$93,338
#G2 779425, 4.000%, due 06/20/42,	105,057	110,635
#G2 2687, 6.000%, due 12/20/28,	18,476	20,714
#G2 2794, 6.000%, due 08/20/29,	59,500	66,680
#G2 4245, 6.000%, due 09/20/38,	55,310	62,656
Total United States mortgage & agency debt securities		9,546,660
Total mortgage & agency debt securities (cost $9,474,066)		9,546,660

Municipal bonds: 2.13%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40	50,000	59,606
Los Angeles Unified School District,
6.758%, due 07/01/34	110,000	143,549
State of California, GO Bonds,
7.300%, due 10/01/39	90,000	120,930
State of Illinois, GO Bonds,
5.100%, due 06/01/33	110,000	108,609
5.877%, due 03/01/19	180,000	201,879
Total municipal bonds (cost $554,309)		634,573

US government obligations: 12.64%
US Treasury Bond,
3.750%, due 11/15/43[2]	591,000	611,869
US Treasury Notes,
0.125%, due 04/30/15[2]	800,000	799,844
0.250%, due 05/31/15	1,105,000	1,106,166
0.375%, due 06/30/15	300,000	300,785
1.375%, due 09/30/18	625,000	619,385
1.500%, due 01/31/19	325,000	322,156
Total US government obligations (cost $3,755,092)		3,760,205

Non-US government obligations: 1.19%
Brazil: 0.69%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]	200,000	203,750

Jordan: 0.13%
Hashemite Kingdom of Jordan,
2.503%, due 10/30/20	40,000	39,939

Turkey: 0.37%
Republic of Turkey,
6.750%, due 04/03/18	100,000	110,500
Total Non-US government obligations (cost $351,489)		354,189
Total bonds (cost $26,445,821)		26,715,375

	Shares
Investment company: 5.56%
UBS High Yield Relationship Fund*6 (cost $1,550,629)	48,228	1,654,229

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Short-term investments: 21.89%
Investment company: 18.54%
UBS Cash Management Prime Relationship Fund[6] (cost $5,516,271)	5,516,271	$5,516,271

	Face amount
US government obligation: 3.35%
US Treasury Bill,
0.085%, due 06/26/14[7] (cost $999,797)	$1,000,000	999,916
Total short-term investments (cost $6,516,068)		6,516,187

	Number of contracts
Options purchased: 0.40%
Call options: 0.16%
2 Year Euro-Dollar Midcurve, strike @ USD 97.88, expires September 2014	59	48,306

Put options: 0.24%
2 Year Euro-Dollar Midcurve, strike @ USD 97.88, expires September 2014	59	37,244
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016	26	24,700
90 Day Euro-Dollar Time Deposit, strike @ USD 99.25, expires March 2015	49	6,431
30 Year US Treasury Bonds, strike @ USD 130.00, expires May 2014	5	2,344
3 Year Euro-Dollar Midcurve, strike @ USD 99.63, expires April 2014	132	825
		71,544
Total options purchased (cost $167,487)		119,850

Investment of cash collateral from securities loaned: 0.04%
UBS Private Money Market Fund LLC[6] (cost $12,225)	12,225	12,225
Total investments: 117.66% (cost $34,692,230)		35,017,866
Liabilities, in excess of cash and other assets: (17.66%)		(5,256,514)
Net assets: 100.00%		$29,761,352

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$588,519
Gross unrealized depreciation	(262,883)
Net unrealized appreciation of investments	$325,636

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
GSI	JPY	45,954,360	USD	450,000	06/11/14	$4,604
JPMCB	EUR	695,000	USD	955,990	06/11/14	(1,370)
MSCI	JPY	42,244,268	USD	410,000	06/11/14	562
MSCI	USD	542,904	EUR	390,000	06/11/14	(5,681)
Net unrealized depreciation on forward foreign currency contracts						$(1,885)

Futures contracts

	Expiration date	Cost (Proceeds)	Value	Unrealized appreciation
US Treasury futures buy contracts:
US Ultra Bond, 18 contracts (USD)	June 2014	$2,577,341	$2,600,437	$23,096
US Treasury futures sell contracts:
5 Year US Treasury Notes, 27 contracts (USD)	June 2014	(3,238,807)	(3,211,734)	27,073
10 Year US Treasury Notes, 30 contracts (USD)	June 2014	(3,722,727)	(3,705,000)	17,727
Interest rate futures buy contracts:
3 Month EURIBOR, 10 contracts (EUR)	March 2015	3,420,357	3,433,104	12,747
Australian Government 10 Year Bond, 5 contracts (AUD)	June 2014	535,751	535,796	45
Net unrealized appreciation on futures contracts				$80,688

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[8]	Payments received by the Fund[8]	Upfront payments	Value	Unrealized appreciation
MLI	USD	965,000	08/15/39	3.219%	3 month USD LIBOR	$—	$41,950	$41,950

Credit default swaps on corporate issues – buy protection9

Counterparty	Referenced obligation[10]	Notional amount		Termination date	Payments made by the Fund[8]	Upfront payments (made)/ received	Value	Unrealized depreciation
CITI	Allstate Corp. bond, 6.750%, due 05/15/18	USD	350,000	06/20/18	1.000%	$7,759	$(10,584)	$(2,825)
JPMCB	Nucor Corp. bond, 5.750%, due 12/01/17	USD	350,000	06/20/18	1.000	3,837	(8,229)	(4,392)
MSC	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR	140,000	06/20/17	1.000	(4,674)	(3,558)	(8,232)
						$6,922	$(22,371)	$(15,449)

Credit default swaps on corporate issues – sell protection11

Counterparty	Referenced obligation[10]	Notional amount		Termination date	Payments received by the Fund[8]	Upfront payments received	Value	Unrealized appreciation	Credit spread[12]
CITI	The Hartford Financial Services Group, Inc. bond, 6.000%, due 01/15/19	USD	350,000	06/20/18	1.000%	$421	$7,195	$7,616	0.510%
MSC	Barrick Gold Corp. bond, 5.800%, due 11/15/34	USD	350,000	06/20/18	1.000	12,576	(3,430)	9,146	1.250
						$12,997	$3,765	$16,762

Credit default swaps on credit indices – sell protection11

Counterparty	Referenced Index[10]	Notional amount		Termination date	Payments received by the Fund[8]	Upfront payments (made)/received	Value	Unrealized appreciation	Credit spread[12]
CSI	CMBX.NA.BBB. Series 6 Index	USD	350,000	05/11/63	3.00%	14,151	(5,076)	9,075	3.210%
MLI	CMBX.NA.A. Series 6 Index	USD	300,000	05/11/63	2.000	(827)	937	110	1.950
MSC	CMBX.NA.A. Series 6 Index	USD	350,000	05/11/63	2.000	$4,480	$1,093	$5,573	1.950
						$17,804	$(3,046)	$14,758

Total return swap agreements13

Counterparty	Notional amount		Termination date	Payments made by the Fund[8]	Payments received by the Fund[8]		Upfront payments	Value	Unrealized appreciation
JPMCB	GBP	235,000	06/20/14	3 month GBP LIBOR	—	[14]	$—	$8,570	$8,570

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[8]	Payments received by the Fund[8]	Value	Unrealized appreciation
AUD	570,000	10/18/23	6 month BBSW	4.535%	$11,816	$11,816

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
3 Year Euro-Dollar Midcurve, 26 contracts, strike @ USD 98.75	June 2016	$21,034	$(19,175)
4 Year Euro-Dollar Midcurve, 59 contracts, strike @ USD 96.38	September 2014	41,094	(42,406)
30 Year US Treasury Bonds, 5 contracts, strike @ USD 133.00	May 2014	4,444	(8,281)
Put options
3 Year Euro-Dollar Midcurve, 132 contracts, strike @ USD 99.50	April 2014	1,188	(825)
3 Year Euro-Dollar Midcurve, 26 contracts, strike @ USD 96.75	June 2016	21,034	(11,213)
4 Year Euro-Dollar Midcurve, 59 contracts, strike @ USD 96.38	September 2014	37,331	(36,506)
90 Day Euro-Dollar Time Deposit, 49 contracts, strike @ USD 99.25	March 2015	12,691	(919)

	Expiration date	Premiums received	Value
Options written on credit default swaps on credit indices[13]
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 21 Index and Fund receives quarterly fixed rate of 5.000%. Underlying credit default swap terminating 12/20/18.European style. Counterparty: MLI, Notional Amount USD 1,000,000	June 2014	$4,400	$(5,735)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 21 Index and Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 12/20/18.European style. Counterparty: MLI, Notional Amount USD 1,000,000	June 2014	12,500	(7,533)
Total options written		$155,716	$(132,593)

Written options activity for the period ended March 31, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	61	$22,607
Options written	312	131,429
Options terminated in closing purchase transactions	(17)	(15,220)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2014	356	$138,816

Written swaptions activity for the period ended March 31, 2014 was as follows:

Premiums received
Swaptions outstanding at June 30, 2013	$—
Swaptions written	49,200
Swaptions terminated in closing purchase transactions	(32,300)
Swaptions expired prior to exercise	—
Swaptions outstanding at March 31, 2014	$16,900

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Assets
Description:
Corporate bonds	$—	$9,127,935	$—	$9,127,935
Asset-backed securities	—	824,203	—	824,203
Commercial mortgage-backed securities	—	2,467,610	—	2,467,610
Mortgage & agency debt securities	—	9,546,660	—	9,546,660
Municipal bonds	—	634,573	—	634,573
US government obligations	—	3,760,205	—	3,760,205
Non-US government obligations	—	354,189	—	354,189
Investment company	—	1,654,229	—	1,654,229
Short-term investments	—	6,516,187	—	6,516,187
Options purchased	119,850	—	—	119,850
Investment of cash collateral from securities loaned	—	12,225	—	12,225
Forward foreign currency contracts	—	5,166	—	5,166
Futures contracts	80,688	—	—	80,688
Swap agreements	—	71,561	—	71,561
Total	$200,538	$34,974,743	$—	$35,175,281

	Level 1	Level 2	Level 3	Total
Liabilities
Description:
Forward foreign currency contracts	—	(7,051)	—	(7,051)
Swap agreements	—	(30,877)	—	(30,877)
Options written	(119,325)	(13,268)	—	(132,593)
Total	$(119,325)	$(51,196)	$—	$(170,521)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2014 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $1,970,100 or 6.62% of net assets.

2	Security, or portion thereof, was on loan at March 31, 2014.
3	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2014 and changes periodically.
4	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.
5

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain (loss) during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/13	03/31/14	03/31/14	03/31/14	03/31/14	03/31/14	03/31/14
UBS Cash Management Prime Relationship Fund	$4,494,940	$18,516,178	$17,494,847	$—	$—	$5,516,271	$2,917
UBS Private Money Market Fund LLC[a]	800,921	3,310,901	4,099,597	—	—	12,225	18
UBS High Yield Relationship Fund	1,851,702	450,000	800,000	50,629	101,898	1,654,229	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	342,988	—	346,464	(22,006)	25,482	—	—
	$7,490,551	$22,277,079	$22,740,908	$28,623	$127,380	$7,182,725	$2,935

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

7	Interest rate shown is discount rate at date of purchase.
8	Payments made or received are based on the notional amount.
9

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

10	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
11

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

12

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

13	Illiquid investment as of March 31, 2014.
14	Payment is based on the performance of the underlying iBoxx GBP Corporates Total Return Index.

UBS Emerging Markets Debt Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2014

Bonds
Corporate bonds
Commercial banks	5.75%
Diversified financial services	8.07
Electric utilities	0.88
Metals & mining	0.86
Oil, gas & consumable fuels	5.42
Road & rail	0.92
Total corporate bonds	21.90%
Non-US government obligations	64.51
Structured notes	2.86
Total bonds	89.27%
Short-term investment	9.09
Options purchased	0.01
Total investments	98.37%
Cash and other assets, less liabilities	1.63
Net assets	100.00%

UBS Emerging Markets Debt Fund
Portfolio of investments – March 31, 2014 (unaudited)

		Face amount	Value
Bonds—89.27%
Corporate bonds—21.90%
Brazil—3.03%
Banco do Brasil SA,
5.875%, due 01/26/22[1]		$200,000	$205,500
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		200,000	196,500
Petrobras Global Finance BV,
2.379%, due 01/15/19[2]		30,000	29,343
3.113%, due 03/17/20[2]		50,000	50,139
State of Minas Gerais,
5.333%, due 02/15/28[3]		200,000	192,500
Total Brazil corporate bonds			673,982

India—0.90%
ICICI Bank Ltd.,
6.375%, due 04/30/22[1,2]		200,000	200,500

Indonesia—1.35%
Pertamina Persero PT,
5.250%, due 05/23/21[1]		300,000	300,750

Kazakhstan—0.91%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[3]		200,000	204,000

Malaysia—0.89%
Malayan Banking Bhd,
3.250%, due 09/20/22[1,2]		200,000	198,847

Mexico—1.88%
Petroleos Mexicanos,
4.875%, due 01/24/22		100,000	104,500
5.500%, due 06/27/44		100,000	96,375
6.500%, due 06/02/41		200,000	218,800
Total Mexico corporate bonds			419,675

Peru—0.90%
Corp Financiera Desarrollo,
4.750%, due 02/08/22[1]		200,000	201,000

Russia—8.08%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18[1]		250,000	269,375
8.625%, due 02/17/17[1]	RUB	21,000,000	559,291
8.700%, due 03/17/16		6,000,000	163,196
Sberbank of Russia,
5.717%, due 06/16/21[1]		$200,000	203,250
VEB Finance Ltd.,
6.025%, due 07/05/22[1]		200,000	195,500
6.800%, due 11/22/25[1]		150,000	150,750
6.902%, due 07/09/20[1]		250,000	262,188
Total Russia corporate bonds			1,803,550

Turkey—2.13%
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[1]		300,000	274,500
4.875%, due 07/19/17[3]		200,000	201,000
Total Turkey corporate bonds			475,500

UBS Emerging Markets Debt Fund
Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
Venezuela—1.83%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]	$50,000		$42,250
9.000%, due 11/17/21[1]	300,000		225,000
9.750%, due 05/17/35[1]	200,000		141,600
Total Venezuela corporate bonds			408,850
Total corporate bonds (cost $5,198,211)			4,886,654

Non-US government obligations—64.51%
Argentina—0.76%
Republic of Argentina,
0.000%, due 12/15/35[4]	530,000		34,450
6.266%, due 12/15/35[2,4]	350,000		23,100
7.000%, due 10/03/15	20,000		18,760
Series 1, 8.750%, due 06/02/17	100,000		93,500
			169,810

Belarus—1.82%
Republic of Belarus,
8.750%, due 08/03/15[1]	250,000		253,125
8.950%, due 01/26/18[1]	150,000		153,000
			406,125

Brazil—4.01%
Federative Republic of Brazil,
6.000%, due 08/15/50[5]	BRL	720,000	688,076
Notas do Tesouro Nacional,
6.000%, due 08/15/22[5]	200,000		206,926
			895,002

China—1.06%
China Government Bond,
1.400%, due 08/18/16[1]	CNY	500,000	78,598
2.560%, due 06/29/17[1]	1,000,000		157,934
			236,532

Colombia—2.64%
Republic of Colombia,
6.125%, due 01/18/41	$110,000		123,200
9.850%, due 06/28/27	COP	562,000,000	370,887
12.000%, due 10/22/15	170,000,000		95,894
			589,981
El Salvador—0.45%
Republic of El Salvador,
7.650%, due 06/15/35[1]	$100,000		100,000

Ghana—0.68%
Republic of Ghana,
8.500%, due 10/04/17[1]	150,000		152,812

Hungary—3.22%
Government of Hungary,
5.375%, due 02/21/23	100,000		101,489
5.750%, due 11/22/23	150,000		155,340
6.750%, due 02/24/17	HUF	60,000,000	288,366
7.625%, due 03/29/41	$150,000		173,879
			719,074

Indonesia—4.76%
Republic of Indonesia,
6.625%, due 02/17/37[1]	200,000		213,000
7.000%, due 05/15/22	IDR	6,000,000,000	498,855
8.500%, due 10/12/35[1]	$275,000		349,937
			1,061,792

Lithuania—0.49%
Republic of Lithuania,
5.125%, due 09/14/17[1]	100,000		109,185

UBS Emerging Markets Debt Fund
Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
Non-US government obligations—(Concluded)
Malaysia—4.38%
Government of Malaysia,
3.434%, due 08/15/14	MYR	1,000,000	$306,608
3.580%, due 09/28/18	2,200,000		669,533
			976,141

Mexico—5.25%
Mexican Udibonos,
Series M,
6.500%, due 06/10/21	MXN	900,000	71,932
8.000%, due 12/17/15	8,250,000		674,761
Series S,
4.000%, due 11/15/40[5]	3,602,336		288,420
United Mexican States,
6.050%, due 01/11/40	$120,000		136,200
			1,171,313

Mongolia—1.56%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[1]	200,000		186,500
Mongolia Government International Bond,
5.125%, due 12/05/22[3]	200,000		160,750
			347,250

Montenegro—0.97%
Republic of Montenegro,
7.250%, due 04/08/16[1]	EUR	150,000	216,980
Nigeria—1.71%
Nigeria Government Bond,
15.100%, due 04/27/17	NGN	27,000,000	168,068
Nigeria Government International Bond,
5.125%, due 07/12/18[1]	$200,000		203,500
Nigeria Treasury Bill,
10.810%, due 04/10/14[6]	NGN	1,500,000	9,065
			380,633

Peru—2.80%
Peruvian Government International Bond,
5.625%, due 11/18/50	$50,000		53,125
7.840%, due 08/12/20[1]	PEN	1,450,000	571,435
			624,560

Philippines—1.02%
Republic of Philippines,
4.200%, due 01/21/24	$220,000		226,875
Poland—5.19%
Republic of Poland,
4.750%, due 04/25/17	PLN	2,400,000	827,436
5.000%, due 04/25/16	800,000		274,859
5.000%, due 03/23/22	$50,000		54,666
			1,156,961

Romania—0.72%
Government of Romania,
5.750%, due 01/27/16	RON	300,000	96,015
6.125%, due 01/22/44[3]	$50,000		52,812
6.750%, due 02/07/22[1]	10,000		11,663
			160,490

Russia—2.27%
Russian Federation,
7.000%, due 01/25/23	RUB	2,300,000	59,176
7.050%, due 01/19/28	5,000,000		122,916
7.600%, due 04/14/21	7,500,000		203,011
8.150%, due 02/03/27	4,500,000		122,479
			507,582

UBS Emerging Markets Debt Fund
Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
South Africa—4.46%
Republic of South Africa,
5.875%, due 09/16/25	$200,000		$214,750
6.750%, due 03/31/21	ZAR	1,800,000	158,016
7.000%, due 02/28/31	3,500,000		281,273
7.750%, due 02/28/23	1,850,000		169,637
10.500%, due 12/21/26	1,000,000		110,334
13.500%, due 09/15/15	600,000		62,157
			996,167

Sri Lanka—1.17%
Republic of Sri Lanka,
6.250%, due 10/04/20[1]	$100,000		104,875
6.250%, due 07/27/21[1]	150,000		156,375
			261,250

Thailand—2.93%
Government of Thailand,
1.200%, due 07/14/21[1,5]	THB	14,785,430	433,895
3.775%, due 06/25/32	1,000,000		28,907
3.875%, due 03/07/18	200,000		6,333
3.875%, due 06/13/19	5,500,000		175,150
5.125%, due 03/13/18	300,000		9,944
			654,229

Turkey—6.28%
Export Credit Bank of Turkey,
5.875%, due 04/24/19[1]	200,000		207,750
Republic of Turkey,
3.000%, due 02/23/22[5]	464,597		210,615
7.100%, due 03/08/23	250,000		97,739
7.500%, due 11/07/19	$500,000		574,375
8.500%, due 09/14/22	TRY	300,000	129,172
9.500%, due 01/12/22	400,000		182,454
			1,402,105

Ukraine—0.88%
Government of Ukraine,
9.250%, due 07/24/17[3]	$200,000		195,750

Venezuela—3.03%
Republic of Venezuela,
7.750%, due 10/13/19[1]	140,000		106,400
8.250%, due 10/13/24[1]	190,000		132,050
9.250%, due 09/15/27	100,000		75,250
9.250%, due 05/07/28[1]	300,000		216,750
9.375%, due 01/13/34	200,000		145,000
			675,450
Total Non-US government obligations (cost $15,659,275)			14,394,049

Structured notes—2.86%
Bangladesh—1.21%
Standard Chartered Bank, 11.700%, due 06/14/18[3] (linked to People’s Republic of Bangladesh, 11.700%, due 06/05/18)	264,780		268,928

Ghana—0.77%
Citigroup Funding, Inc., 23.000%, due 08/23/17[3] (linked to Republic of Ghana, 23.000%, due 08/21/17)	GHS	500,000	170,624

UBS Emerging Markets Debt Fund
Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
Structured notes—(Concluded)
Vietnam—0.88%
Citigroup Funding, Inc., 7.600%, due 05/05/16[3] (linked to Socialist Republic of Vietnam, 7.600%, due 04/30/16)	VND	4,000,000,000	$196,719
Total structured notes (cost $715,829)			636,271
Total bonds (cost $21,573,315)			19,916,974

Shares
Short-term investment—9.09%
Investment company—9.09%
UBS Cash Management Prime Relationship Fund[7] (cost $2,028,765)	2,028,765	2,028,765

	Face amount covered by contracts
Options purchased—0.01%
Put options—0.01%
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.80, expires June 2014, counterparty: BB	EUR	460,000	62
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 1.90, expires April 2014, counterparty: GSI	$870,000		0
Foreign Exchange Option, Buy USD/CLP, strike @ USD 548.00, expires April 2014, counterparty: MLI	400,000		2,538
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.92, expires June 2014, counterparty: BB	660,000		14
Total options purchased (cost $32,134)			2,614
Total investments—98.37% (cost $23,634,214)			21,948,353
Cash and other assets, less liabilities—1.63%			363,977
Net assets—100.00%			$22,312,330

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes  was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$262,015
Gross unrealized depreciation	(1,947,876)
Net unrealized depreciation of investments	$(1,685,861)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	85,000	USD	117,686	04/22/14	$590
BB	USD	19,421	BRL	47,000	06/10/14	916
BB	USD	404,906	BRL	924,000	06/10/14	(5,087)
BB	USD	189,200	EUR	140,000	04/22/14	3,663
BB	USD	405,035	TRY	930,000	06/18/14	19,764
CSI	BRL	294,000	USD	126,452	04/04/14	(3,037)
CSI	BRL	7,000	USD	3,017	06/18/14	(5)
CSI	CLP	22,481,000	USD	39,316	04/04/14	(1,671)
CSI	COP	120,000,000	USD	60,362	06/18/14	(124)
CSI	CZK	2,352,000	USD	119,209	04/04/14	1,174
CSI	RUB	1,050,000	USD	28,811	04/04/14	(1,103)
CSI	RUB	3,070,000	USD	82,438	06/18/14	(3,581)
CSI	USD	62,052	BRL	147,000	04/04/14	2,693
CSI	USD	277,058	BRL	663,000	06/18/14	9,211
CSI	USD	103,377	CLP	58,196,000	04/04/14	2,725
CSI	USD	17,772	CLP	10,267,000	06/18/14	803
CSI	USD	119,993	CZK	2,352,000	04/04/14	(1,958)
CSI	USD	339,773	IDR	3,959,370,000	06/18/14	3,917
CSI	USD	66,050	IDR	750,000,000	06/18/14	(947)
CSI	USD	20,708	MXN	275,000	04/04/14	353
CSI	USD	196,734	MXN	2,622,000	06/18/14	2,896
CSI	USD	28,673	RUB	1,050,000	04/04/14	1,240
CSI	USD	413,496	ZAR	4,510,000	06/18/14	9,720
DB	BRL	191,000	USD	80,506	04/04/14	(3,618)
DB	CLP	59,218,000	USD	103,376	04/04/14	(4,589)
DB	MXN	1,633,000	USD	122,835	04/04/14	(2,227)
DB	PEN	996,000	USD	349,106	06/18/14	(1,626)
DB	USD	266,275	BRL	631,000	04/04/14	11,641
DB	USD	41,351	CLP	23,503,000	04/04/14	1,499
DB	USD	73,137	COP	150,150,000	06/18/14	2,547
DB	USD	430,457	HUF	97,830,000	06/18/14	6,199
DB	USD	222,678	INR	13,817,200	06/18/14	4,388
DB	USD	248,089	MXN	3,274,000	04/04/14	2,647
DB	USD	153,564	MYR	507,100	06/18/14	899
DB	USD	239,646	PHP	10,700,200	06/18/14	(1,493)
DB	USD	282,763	THB	9,170,000	06/18/14	(1,058)
GSI	BRL	971,000	USD	402,654	06/10/14	(17,502)
GSI	COP	122,000,000	USD	60,970	06/18/14	(525)
GSI	TWD	242,600	USD	8,011	06/18/14	26
GSI	USD	63,621	KRW	68,341,600	06/18/14	333
GSI	USD	145,950	MXN	1,916,000	06/18/14	(72)
GSI	USD	6,531	PLN	20,000	06/18/14	50
GSI	USD	15,328	RON	50,000	06/18/14	42
HSBC	EUR	310,000	USD	423,862	04/22/14	(3,192)
Net unrealized appreciation on forward foreign currency contracts						$36,521

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2014 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 2 contracts (USD)	June 2014	$264,890	$266,438	$1,548
US Ultra Bond, 1 contracts (USD)	June 2014	142,189	144,469	2,280
10 Year US Treasury Notes, 14 contracts (USD)	June 2014	1,741,049	1,729,000	(12,049)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 9 contracts (USD)	June 2014	(1,077,439)	(1,070,579)	6,860
Net unrealized depreciation on futures contracts				$(1,361)

Currency swap agreements8

Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[9]	Receive rate[9]	Upfront payments	Value	Unrealized appreciation
BB	PHP	8,238,200	USD	200,614	12/18/15	1.300%	6 month USD LIBOR	$—	$17,076	$17,076

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Upfront payments	Value	Unrealized depreciation
CITI	BRL	617,573	01/02/17	1 Day CDI	12.280%	$—	$—	$—
CITI	BRL	256,675	01/04/21	12.570%	1 Day CDI	—	—	—
CITI	MXN	2,550,000	03/21/19	5.510	1 month MXIBTIIE	—	(255)	(255)
CITI	MXN	1,500,000	03/14/24	1 month MXIBTIIE	6.570	—	(256)	(256)
DB	BRL	865,272	01/02/17	1 Day CDI	8.645	—	(36,467)	(36,467)
GSI	KRW	892,000,000	01/21/19	3.380	3 month CD KSDA	—	(3,600)	(3,600)
MLI	MXN	3,300,000	03/05/19	5.530	1 month MXIBTIIE	—	(942)	(942)
MLI	ZAR	2,000,000	06/04/18	3 month JIBAR	6.400	—	(8,256)	(8,256)
						$—	$(49,776)	$(49,776)

Credit default swaps on credit indices — buy protection10

Counterparty	Referenced index[11]	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments received	Value	Unrealized depreciation
MLI	CDX.EM.Series 20 Index	USD	300,000	12/20/18	5.000%	$20,549	$(26,806)	$(6,257)

Credit default swaps on corporate and sovereign issues — buy protection10

Counterparty	Referenced obligation[11]	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments made	Value	Unrealized depreciation
DB	Federation Russia bond, 2.250%, due 03/31/30	USD	90,000	03/20/16	1.000%	$(1,484)	$868	$(616)

Credit default swaps on sovereign issues—sell protection12

Counterparty	Referenced obligation[11]	Notional amount		Termination date	Payments received by the Fund[9]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)	Credit spread[13]

BB	Federation Russia bond, 2.250%, due 03/31/30	USD	300,000	12/20/22	1.000%	$24,693	$(32,032)	$(7,339)	2.490%
GSI	United Mexican States bond, 5.950%, due 03/19/19	USD	250,000	09/20/22	1.000	15,632	(5,084)	10,548	1.270
GSI	Federative Republic of Brazil bond, 12.250%, due 03/06/30	USD	250,000	09/20/22	1.000	19,720	(20,303)	(583)	2.130
						$60,045	$(57,419)	$2,626

Options written

	Expiration date	Premiums received	Value
Put options
Foreign Exchange Option, Sell EUR/BRL, EUR 460,000 face amount covered by contracts, strike @ BRL 2.60, counterparty: BB	June 2014	$3,914	$0
Foreign Exchange Option, Sell USD/BRL, USD 870,000 face amount covered by contracts, strike @ BRL 1.80, counterparty: GSI	April 2014	2,309	—
Foreign Exchange Option, Sell USD/CLP, USD 200,000 face amount covered by contracts, strike @ CLP 555.00, counterparty: MLI	April 2014	2,295	(2,612)
Foreign Exchange Option, Sell USD/TRY, USD 330,000 face amount covered by contracts, strike @ TRY 1.98, counterparty: BB	June 2014	10,428	(63)
Total options written		$18,946	$(2,675)

Foreign exchange written options activity for the period ended March 31, 2014 was as follows:

Premiums received
Foreign exchange options outstanding at June 30, 2013	$42,727
Foreign exchange options written	24,690
Foreign exchange options terminated in closing purchase transactions	(46,868)
Foreign exchange options expired prior to exercise	(1,603)
Foreign exchange options outstanding at March 31, 2014	$18,946

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Corporate bonds	$—	$4,886,654	$—	$4,886,654
Non-US government obligations	—	14,394,049	—	14,394,049
Structured notes	—	636,271	—	636,271
Short-term investment	—	2,028,765	—	2,028,765
Options purchased	—	2,614	—	2,614
Forward foreign currency contracts	—	89,936	—	89,936
Futures contracts	10,688	—	—	10,688
Swap agreements	—	17,944	—	17,944
Total	$10,688	$22,056,233	$—	$22,066,921

Liabilities	Level 1	Level 2	Level 3	Total
Description:
Forward foreign currency contracts	$—	$(53,415)	$—	$(53,415)
Futures contracts	(12,049)	—	—	(12,049)
Swap agreements	—	(134,001)	—	(134,001)
Options written	—	(2,675)	—	(2,675)
Total	$(12,049)	$(190,091)	$—	$(202,140)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2014 (unaudited)

Portfolio Footnotes:

1

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2014, the value of these securities amounted to $7,742,565 or 34.70% of net assets.

2	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2014 and changes periodically.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $1,643,083 or 7.36% of net assets.

4	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
5

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

6	Rate shown is discount rate at date of purchase.
7	The table below details the Fund’s investment in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/13	03/31/14	03/31/14	03/31/14	03/31/14
UBS Cash Management Prime Relationship Fund	$671,558	$6,906,174	$5,548,967	$2,028,765	$1,284

8	Illiquid investment as of March 31, 2014.
9	Payments made or received are based on the notional amount.
10

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or or restructuring event with respect to the referenced index/obligation.
12

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Fixed Income Opportunities Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2014

Bonds
Corporate bonds
Automobiles	0.49%
Banks	12.25
Chemicals	0.84
Commercial services & supplies	0.62
Construction materials	3.06
Consumer finance	3.46
Containers & packaging	1.10
Diversified financial services	7.35
Diversified telecommunication services	1.49
Electronic equipment, instruments & components	2.12
Energy equipment & services	0.32
Food & staples retailing	0.27
Gas utilities	0.23
Health care providers & services	0.75
Hotels, restaurants & leisure	2.44
Insurance	1.64
Leisure products	0.47
Machinery	1.89
Media	2.07
Metals & mining	2.26
Oil, gas & consumable fuels	7.37
Real estate management & development	0.63
Tobacco	0.24
Trading companies & distributors	1.52
Transportation infrastructure	0.77
Total corporate bonds	55.65%
Asset-backed securities	1.52
Collateralized debt obligations	5.54
Commercial mortgage-backed securities	5.29
Mortgage & agency debt securities	2.76
Municipal bonds	2.93
US government obligations	6.53
Non-US government obligations	2.01
Total bonds	82.23%
Investment company
UBS Opportunistic Emerging Markets Debt Relationship Fund	16.83
Short-term investment	3.31
Options purchased	2.87
Total investments	105.24%
Liabilities, in excess of cash and other assets	(5.24)
Net assets	100.00%

1                 Figures represent the direct investments of UBS Fixed Income Opportunities Fund. Figures might be different if a breakdown of the affiliated underlying investment company was included.

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

Face amount	Value
Bonds: 82.23%
Corporate bonds: 55.65%
Australia: 1.41%
Crown Group Finance Ltd.,
5.750%, due 07/18/17	AUD	620,000	$593,825
Sydney Airport Finance Co., Pty Ltd.,
3.900%, due 03/22/23[1]	$230,000	224,979
8.000%, due 07/06/15	AUD	500,000	486,486
Total Australia corporate bonds	1,305,290

Brazil: 2.15%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$870,000	839,550
Petrobras International Finance Co.,
5.375%, due 01/27/21	1,150,000	1,154,220
Total Brazil corporate bonds	1,993,770

Cayman Islands: 0.74%
Kaisa Group Holdings Ltd.,
10.250%, due 01/08/20[2]	400,000	384,000
Vale Overseas Ltd.,
4.375%, due 01/11/22	300,000	298,731
Total Cayman Islands corporate bonds	682,731

China: 0.44%
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]	210,000	211,050
Gemdale International Investment Ltd.,
7.125%, due 11/16/17[2]	200,000	199,500
Total China corporate bonds	410,550

Croatia: 0.27%
Agrokor DD,
8.875%, due 02/01/20[1]	230,000	251,850

France: 0.40%
Credit Agricole SA,
7.875%, due 01/23/24[1,3,4]	350,000	369,688

Germany: 2.75%
HeidelbergCement Finance BV,
8.500%, due 10/31/19[2]	EUR	800,000	1,421,735
Trionista Holdco GmbH,
5.000%, due 04/30/20[1]	260,000	374,523
Unitymedia GmbH,
9.625%, due 12/01/19[2]	500,000	753,416
Total Germany corporate bonds	2,549,674

Ireland: 1.10%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[2]	700,000	1,024,627

Luxembourg: 2.96%
ArcelorMittal,
5.000%, due 02/25/17	$400,000	424,500
6.000%, due 03/01/21	900,000	959,625
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21	975,000	1,070,062
Pacific Drilling SA,
5.375%, due 06/01/20[1]	300,000	297,750
Total Luxembourg corporate bonds	2,751,937

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

Face amount	Value
Mexico: 1.53%
Cemex SAB de CV,
5.875%, due 03/25/19[1]	$400,000	$414,500
9.000%, due 01/11/18[1]	600,000	654,000
Petroleos Mexicanos,
3.500%, due 07/18/18	340,000	351,832
Total Mexico corporate bonds	1,420,332

Netherlands: 3.07%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]	600,000	782,854
EDP Finance BV,
4.750%, due 09/26/16[2]	EUR	1,050,000	1,547,790
4.900%, due 10/01/19[1]	$500,000	522,500
Total Netherlands corporate bonds	2,853,144

Norway: 1.17%
Eksportfinans ASA,
5.500%, due 05/25/16	780,000	822,900
5.500%, due 06/26/17	250,000	265,313
Total Norway corporate bonds	1,088,213

Singapore: 0.51%
Flextronics International Ltd.,
5.000%, due 02/15/23	470,000	474,700

Spain: 3.09%
BBVA US Senior SAU,
4.664%, due 10/09/15	960,000	1,008,193
Cirsa Funding Luxembourg SA,
8.750%, due 05/15/18[2]	EUR	300,000	431,893
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]	$1,400,000	1,426,698
Total Spain corporate bonds	2,866,784

United Kingdom: 5.32%
Barclays Bank PLC,
5.140%, due 10/14/20	100,000	106,013
6.050%, due 12/04/17[1]	990,000	1,109,539
HBOS PLC,
6.750%, due 05/21/18[1]	700,000	793,059
Lloyds Bank PLC,
6.500%, due 03/24/20[2]	EUR	1,000,000	1,652,108
6.500%, due 09/14/20[1]	$200,000	228,511
Royal Bank of Scotland Group PLC,
6.100%, due 06/10/23	1,010,000	1,048,399
Total United Kingdom corporate bonds	4,937,629

United States: 28.74%
ADT Corp.,
3.500%, due 07/15/22	650,000	571,363
Allstate Corp.,
5.750%, due 08/15/53[3]	400,000	420,000
Ally Financial, Inc.,
3.469%, due 06/15/15[5]	1,340,000	1,298,125
Bank of America Corp.,
4.625%, due 09/14/18	EUR	1,190,000	1,809,492
Barrick North America Finance LLC,
5.750%, due 05/01/43	$425,000	414,087
Caesars Entertainment Operating Co., Inc.,
11.250%, due 06/01/17	1,150,000	1,106,875

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

		Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(concluded)
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17		$1,500,000	$1,758,750
Cemex Finance LLC,
6.000%, due 04/01/24[1]		350,000	350,875
CIT Group, Inc.,
5.000%, due 05/15/17		500,000	534,375
5.000%, due 08/15/22		275,000	285,312
Citigroup, Inc.,
0.977%, due 05/31/17[3]	EUR	1,750,000	2,357,366
5.500%, due 09/13/25		$550,000	585,859
DISH DBS Corp.,
7.875%, due 09/01/19		990,000	1,170,675
El Paso Corp.,
7.250%, due 06/01/18		900,000	1,023,828
Energy Transfer Partners LP,
6.050%, due 06/01/41		380,000	411,746
9.000%, due 04/15/19		570,000	715,270
Fidelity National Financial, Inc.,
5.500%, due 09/01/22		110,000	117,117
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20		450,000	567,448
Frontier Communications Corp.,
7.125%, due 01/15/23		300,000	311,250
General Motors Co.,
3.500%, due 10/02/18[1]		450,000	458,437
General Motors Financial Co., Inc.,
4.750%, due 08/15/17		810,000	865,687
HCA, Inc.,
7.875%, due 02/15/20		650,000	691,925
International Lease Finance Corp.,
8.625%, due 09/15/15		1,000,000	1,101,250
Kinder Morgan Finance Co. LLC,
5.700%, due 01/05/16		1,230,000	1,309,950
MetLife, Inc.,
6.400%, due 12/15/36		570,000	601,350
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20		300,000	331,500
Plains Exploration & Production Co.,
6.500%, due 11/15/20		770,000	847,962
6.875%, due 02/15/23		170,000	189,125
Prudential Financial, Inc.,
5.200%, due 03/15/44[3]		385,000	382,113
Regions Bank,
7.500%, due 05/15/18		750,000	885,143
Reynolds American, Inc.,
6.150%, due 09/15/43		200,000	225,649
Sabine Pass Liquefaction LLC,
6.250%, due 03/15/22[1]		250,000	260,625
Sanmina Corp.,
7.000%, due 05/15/19[1]		1,060,000	1,122,275
SLM Corp.,
3.875%, due 09/10/15		470,000	484,100
Tesoro Corp.,
9.750%, due 06/01/19		230,000	244,812
WESCO Distribution, Inc.,
5.375%, due 12/15/21[1]		300,000	306,750
Wyndham Worldwide Corp.,
3.900%, due 03/01/23		575,000	563,342

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount	Value
Total United States corporate bonds		$26,681,808

Total corporate bonds (cost $49,623,852)		51,662,727
Asset-backed securities: 1.52%
United States: 1.52%
Capital Auto Receivables Asset Trust,
Series 2014-1, Class D,
3.390%, due 07/22/19	$250,000	250,191
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class C,
3.039%, due 10/25/25[1,3]	350,000	346,500
Saxon Asset Securities Trust,
Series 2006-2, Class A3C,
0.304%, due 09/25/36[3]	912,802	813,315

Total asset-backed securities (cost $1,299,244)		1,410,006
Collateralized debt obligations: 5.54%
Cayman Islands: 1.48%
Babson CLO Ltd.,
Series 2013-IIA, Class B1,
2.929%, due 01/18/25[1,3]	650,000	640,123
CIFC Funding Ltd.,
Series 2013-3A, Class B,
2.906%, due 10/24/25[1,3]	400,000	393,600
Race Point VIII CLO Ltd.,
Series 2013-8A, Class C,
3.035%, due 02/20/25[1,3]	350,000	341,818
Total Cayman Islands collateralized debt obligations		1,375,541

United States: 4.06%
Apidos XIV CLO,
Series 2013-14A, Class C1,
3.089%, due 04/15/25[1,3]	300,000	294,750
Ares XXVII CLO Ltd.,
Series 2013-2A, Class C,
2.985%, due 07/28/25[1,3]	500,000	491,250
BlueMountain CLO Ltd.,
Series 2013-1A, Class B,
2.886%, due 05/15/25[1,3]	500,000	492,400
Series 2013-4A, Class C,
2.889%, due 04/15/25[1,3]	300,000	291,180
Denali Capital CLO X Ltd.,
Series 2013-1A, Class A3L,
3.139%, due 04/28/25[1,3]	550,000	539,000
Galaxy CLO Ltd.,
Series 2013-16A, Class C,
2.838%, due 11/16/25[1,3]	500,000	487,500
Galaxy CLO XV Ltd.,
Series 2013-15A, Class C,
2.839%, due 04/15/25[1,3]	500,000	488,750
KKR Financial CLO Trust,
Series 2013-1A, Class B,
2.839%, due 07/15/25[1,3]	300,000	284,970

UBS Fixed Income Opportunities Fund
Portfolio of investments – March 31, 2014 (unaudited)

	Face amount	Value
Bonds—(concluded)
Collateralized debt obligations—(concluded)
United States—(concluded)
Marathon CLO V Ltd.,
Series 2013-5A, Class A2A,
2.584%, due 02/21/25[1,3]	$400,000	$396,983
Total United States collateralized debt obligations		3,766,783
Total collateralized debt obligations (cost $5,133,994)		5,142,324

Commercial mortgage-backed securities: 5.29%
United States: 5.29%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D,
7.443%, due 01/14/29[1]	290,000	325,430
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class E,
2.755%, due 09/15/26[1,3]	200,000	201,005
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.205%, due 08/15/26[1,3]	400,000	400,539
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.694%, due 12/10/49[3]	425,000	468,221
Commercial Mortgage Pass Through Certificates,
Series 2013-THL, Class D,
2.805%, due 06/08/30[1,3]	450,000	451,501
Series 2013-FL3, Class MMHP,
3.755%, due 10/13/28[1,3]	300,000	304,482
GS Mortgage Securities Corp. II,
Series 2013-KYO, Class D,
2.757%, due 11/08/29[1,3]	250,000	253,482
Irvine Core Office Trust,
Series 2013-IRV, Class C,
3.174%, due 05/15/48[1,3]	250,000	228,997
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-HSBC, Class E,
4.524%, due 07/05/32[1,3]	200,000	200,389
Madison Avenue Trust,
Series 2013-650M, Class D,
4.034%, due 10/12/32[1,3]	500,000	492,096
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	150,000	146,502
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B, Class C,
2.710%, due 03/18/28[1,3]	500,000	461,894
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class B,
3.714%, due 03/15/45[3]	500,000	485,963
Series 2013-C12, Class B,
3.863%, due 03/15/48[3]	500,000	492,916
Total commercial mortgage-backed securities (cost $4,937,440)		4,913,417

UBS Fixed Income Opportunities Fund
Portfolio of investments – March 31, 2014 (unaudited)

		Face amount	Value
Mortgage & agency debt securities: 2.76%
United States: 2.76%
Federal Home Loan Mortgage Corp. REMIC, IO,[6]
3.000%, due 05/15/27		$1,209,576	$138,213
3.500%, due 10/15/42		1,663,767	385,019
Federal National Mortgage Association REMIC, IO,[6]
Series 2013-15, Class IO,
2.500%, due 03/25/28		2,158,879	208,405
Series 2013-87, Class IW,
2.500%, due 06/25/28		3,805,725	416,046
Series 2013-64, Class LI,
3.000%, due 06/25/33		2,359,782	369,202
Series 2012-146, Class IO,
3.500%, due 01/25/43		1,688,749	390,852
Government National Mortgage Association, IO,
Series 2013-22, Class IO,
3.000%, due 02/20/43		1,658,575	338,628
Series 2013-53, Class OI,
3.500%, due 04/20/43		1,613,754	314,077

Total mortgage & agency debt securities (cost $2,466,979)			2,560,442
Municipal bonds: 2.93%
State of California, GO Bonds,
7.300%, due 10/01/39		800,000	1,074,936
7.550%, due 04/01/39		200,000	278,840
State of Illinois, GO Bonds,
5.665%, due 03/01/18		1,055,000	1,141,035
5.877%, due 03/01/19		200,000	224,310

Total municipal bonds (cost $2,379,639)			2,719,121
US government obligations: 6.53%
US Treasury Bonds, PO,
3.174%, due 08/15/42[5,7]		1,750,000	605,150
4.812%, due 05/15/40[5,7]		2,500,000	963,045
US Treasury Notes,
2.000%, due 02/15/22[5,7]		4,650,000	4,495,969

Total US government obligations (cost $6,218,837)			6,064,164
Non-US government obligations: 2.01%
Brazil: 0.38%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]		350,000	356,563

Croatia: 0.58%
Republic of Croatia,
6.250%, due 04/27/17[2]		500,000	536,250

Greece: 1.05%
Hellenic Republic,
2.000%, due 02/24/24[2,8]	EUR	400,000	420,891
2.000%, due 02/24/26[2,8]		220,000	222,537
2.000%, due 02/24/31[2,8]		350,000	329,906
			973,334
Total Non-US government obligations (cost $1,657,765)			1,866,147
Total bonds (cost $73,717,750)			76,338,348

UBS Fixed Income Opportunities Fund
Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Investment company: 16.83%
UBS Opportunistic Emerging Markets Debt Relationship Fund*9 (cost $14,680,616)	825,062	$15,627,011

Short-term investment: 3.31%
Investment company: 3.31%
UBS Cash Management Prime Relationship Fund[9] (cost $3,073,685)	3,073,685	3,073,685

	Number of contracts
Options purchased: 2.87%
Call options: 0.26%
2 Year Euro-Dollar Midcurve, strike @ USD 97.88, expires September 2014	188	153,925
10 Year US Treasury Notes, strike @ USD 125.00, expires April 2014	257	36,140
30 Year US Treasury Bonds, strike @ USD 133.00, expires April 2014	37	44,516
		234,581
Put options: 0.74%
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016	151	143,450
10 Year US Treasury Notes, strike @ USD 123.00, expires April 2014	257	112,437
30 Year US Treasury Bonds, strike @ USD 132.00, expires April 2014	193	114,594
2 Year Euro-Dollar Midcurve, strike @ USD 97.88, expires September 2014	188	118,675
2 Year US Treasury Notes, strike @ USD 109.50, expires May 2014	331	36,203
30 Year US Treasury Bonds, strike @ USD 129.00, expires April 2014	226	21,188
2 Year US Treasury Notes, strike @ USD 109.75, expires May 2014	67	16,750
90 Day Euro-Dollar Time Deposit, strike @ USD 99.25, expires March 2015	234	30,712
90 Day Euro-Dollar Time Deposit, strike @ USD 98.75, expires June 2015	433	83,894
90 Day Euro-Dollar Time Deposit, strike @ USD 99.38, expires September 2014	203	5,075
3 Year Euro-Dollar Midcurve, strike @ USD 99.63, expires April 2014	436	2,725
		685,703

UBS Fixed Income Opportunities Fund
Portfolio of investments – March 31, 2014 (unaudited)

Notional Amount	Value
Options purchased on interest rate swaps[10]: 1.87%
Expiring 01/17/18. If option exercised the Fund pays semi-annually 4.380% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 01/19/48. European style. Counterparty: JPMCB	$5,450,000	$367,828
Expiring 05/22/15. If option exercised the Fund pays semi-annually 2.350% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 05/27/35. European style. Counterparty: BB	JPY	475,000,000	38,260
Expiring 09/30/14. If option exercised the Fund pays annually 1.700% and receives semi-annually floating 6 month EURIBOR. Underlying interest rate swap terminating 10/02/16. European style. Counterparty: MLI	EUR	15,800,000	1,114
Expiring 09/30/14. If option exercised the Fund pays semi-annually 1.300% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 10/02/16. European style. Counterparty: MLI	$26,350,000	40,443
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB	3,050,000	5,344
Expiring 12/07/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	8,650,000	426,292
Expiring 12/07/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	3,500,000	172,659

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Notional Amount	Value
Options purchased on interest rate swaps[10]: (concluded)
Expiring 12/07/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	$3,500,000	$11,986
Expiring 12/07/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB	8,650,000	29,559
Expiring 12/19/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB	8,650,000	428,781
Expiring 12/19/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: JPMCB	3,500,000	173,495
Expiring 12/19/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB	8,650,000	30,024
Expiring 12/19/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: JPMCB	3,500,000	12,149
		1,737,934
Total options purchased (cost $3,770,905)		2,658,218
Total investments: 105.24% (cost $95,242,956)		97,697,262
Liabilities, in excess of cash and other assets: (5.24%)		(4,862,258)
Net assets: 100.00%		$92,835,004

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,717,052
Gross unrealized depreciation	(2,262,746)
Net unrealized appreciation of investments	$2,454,306

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	USD	1,772,734	AUD	1,930,000	06/04/14	$9,344
JPMCB	AUD	3,435,000	USD	3,077,880	06/04/14	(93,849)
JPMCB	EUR	11,990,000	USD	16,448,913	06/04/14	(67,342)
JPMCB	EUR	445,000	USD	613,355	06/04/14	366
JPMCB	JPY	309,600,000	USD	3,032,413	06/04/14	31,831
JPMCB	USD	391,272	CAD	435,000	06/04/14	1,617
JPMCB	USD	654,797	EUR	470,000	06/04/14	(7,371)
JPMCB	USD	1,352,535	JPY	138,300,000	06/04/14	(12,159)
MSCI	JPY	194,746,923	USD	1,890,000	06/04/14	2,551
MSCI	USD	2,498,762	EUR	1,795,000	06/04/14	(26,145)
Net unrealized depreciation on forward foreign currency contracts						$(161,157)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 44 contracts (USD)	June 2014	$5,860,565	$5,861,625	$1,060
US Ultra Bond, 75 contracts (USD)	June 2014	10,741,237	10,835,156	93,919
2 Year US Treasury Notes, 16 contracts (USD)	June 2014	3,510,020	3,513,000	2,980
10 Year US Treasury Notes, 74 contracts (USD)	June 2014	9,126,593	9,139,000	12,407
US Treasury futures sell contracts:
US Long Bond, 3 contracts (USD)	June 2014	(396,286)	(399,656)	(3,370)
5 Year US Treasury Notes, 3 contracts (USD)	June 2014	(356,387)	(356,860)	(473)
Interest rate futures buy contracts:
3 Month EURIBOR, 32 contracts (EUR)	December 2014	10,982,325	10,988,688	6,363
3 Month EURIBOR, 32 contracts (EUR)	March 2015	10,973,855	10,985,932	12,077
3 Month EURIBOR, 32 contracts (EUR)	June 2015	10,963,128	10,981,524	18,396
3 Month EURIBOR, 32 contracts (EUR)	September 2015	10,950,497	10,975,462	24,965
Interest rate futures sell contracts:
90 Day Euro-Dollar Time Deposit, 16 contracts (USD)	June 2014	(3,988,944)	(3,990,200)	(1,256)
90 Day Euro-Dollar Time Deposit, 16 contracts (USD)	September 2014	(3,987,744)	(3,989,200)	(1,456)
90 Day Euro-Dollar Time Deposit, 16 contracts (USD)	December 2014	(3,985,744)	(3,987,200)	(1,456)
90 Day Euro-Dollar Time Deposit, 16 contracts (USD)	March 2015	(3,982,144)	(3,982,400)	(256)
90 Day Euro-Dollar Time Deposit, 361 contracts (USD)	December 2016	(88,466,299)	(88,151,688)	314,611
Euro-Bund, 2 contracts (EUR)	June 2014	(395,631)	(395,055)	576
Long Gilt, 17 contracts (GBP)	June 2014	(3,112,388)	(3,104,250)	8,138
Net unrealized appreciation on futures contracts				$487,225

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

Currency swap agreements10

Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[11]	Receive rate[11]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
BB	USD	7,368,256	AUD	8,158,397	12/24/22	3 month USD LIBOR	3 month BBSW	$—	$230,898	$230,898
CITI	AUD	8,158,397	USD	7,368,256	12/24/14	3 month BBSW	3 month USD LIBOR	—	(198,451)	(198,451)
CITI	JPY	922,000,000	USD	9,048,086	03/20/19	3 month JPY LIBOR	3 month USD LIBOR		97,472	97,472
CITI	USD	9,048,086	JPY	922,000,000	03/20/15	3 month USD LIBOR	3 month JPY LIBOR		(96,652)	(96,652)
JPMCB	AUD	1,884,491	USD	1,678,328	09/05/14	3 month BBSW	3 month USD LIBOR	—	(71,831)	(71,831)
JPMCB	USD	1,678,328	AUD	1,884,491	09/05/23	3 month USD LIBOR	3 month BBSW	—	78,634	78,634
								$	$40,070	$40,070

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CITI	USD	1,860,000	02/15/36	4.668%	3 month USD LIBOR	$503,624	$(368,807)	$134,817
CSI	CAD	5,490,000	02/11/17	3 month BA	3.500%	(33,161)	284,404	251,243
CSI	CAD	1,550,000	02/11/22	4.145	3 month BA	—	(164,863)	(164,863)
CSI	USD	2,650,000	08/12/16	3 month USD LIBOR	1.194	—	33,941	33,941
DB	EUR	5,850,000	05/04/22	2.130	6 month EURIBOR	333,786	(520,174)	(186,388)
DB	EUR	2,600,000	05/04/42	6 month EURIBOR	2.460	—	75,752	75,752
DB	USD	3,000,000	12/15/15	1.521	3 month USD LIBOR	(41,000)	(68,333)	(109,333)
DB	USD	1,250,000	09/23/20	2.690	3 month USD LIBOR	(23,000)	(36,641)	(59,641)
DB	USD	1,450,000	02/15/38	3.669	3 month USD LIBOR	347,313	(52,802)	294,511
DB	USD	4,550,000	02/15/38	4.474	3 month USD LIBOR	1,725,857	(781,726)	944,131
DB	USD	695,000	05/15/40	4.560	3 month USD LIBOR	—	(286,643)	(286,643)
DB	USD	875,000	05/15/40	3.470	3 month USD LIBOR	(157,000)	(43,726)	(200,726)
JPMCB	CAD	5,490,000	02/11/17	3.500	3 month BA	—	(284,404)	(284,404)
JPMCB	CAD	1,550,000	02/11/22	3 month BA	4.145	—	164,863	164,863
JPMCB	EUR	5,850,000	05/04/22	6 month EURIBOR	2.130	—	520,174	520,174
JPMCB	EUR	2,600,000	05/04/42	2.460	6 month EURIBOR	—	(75,752)	(75,752)
JPMCB	USD	4,500,000	02/18/16	2.532	3 month USD LIBOR	—	(183,393)	(183,393)
JPMCB	USD	70,000,000	07/03/42	1 month USD LIBOR	3 month USD LIBOR	—	258,370	258,370
MLI	CAD	9,280,000	04/09/17	3 month BA	1.978	—	121,386	121,386
MLI	USD	3,670,000	06/27/42	4.449	3 month USD LIBOR	1,519,948	(673,700)	846,248
MSCI	CAD	8,870,000	04/08/17	3.600	3 month BA	—	(562,853)	(562,853)
						$4,176,367	$(2,644,927)	$1,531,440

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

Credit default swaps on credit indices — buy protection12

Counterparty	Referenced index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CITI	CDX.EM.Series 20 Index	USD	5,950,000	12/20/18	5.000%	$601,122	$(531,654)	$69,468
MLI	iTraxx Europe Crossover Series 19 Index	EUR	9,000,000	06/20/18	1.000	(88,771)	(214,980)	(303,751)
MLI	iTraxx Europe Crossover Series 19 Index	EUR	1,400,000	06/20/18	5.000	12,869	(233,494)	(220,625)
MSCI	iTraxx Europe Senior Financials Series 19 Index	EUR	3,750,000	06/20/18	1.000	(125,438)	(60,560)	(185,998)
						$399,782	$(1,040,688)	$(640,906)

Credit default swaps on corporate and sovereign issues — buy protection12

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized depreciation
BB	Credit Suisse Group Finance Guernsey Ltd. bond, 5.000%, due 07/29/19	EUR	1,250,000	09/20/16	1.000%	$(16,529)	$(30,007)	$(46,536)
BB	Cox Communications, Inc. bond, 6.800%, due 08/01/28	USD	875,000	03/20/17	1.000	12,343	(16,330)	(3,987)
CITI	Commerzbank AG bond, 4.000%, due 09/16/20	EUR	655,000	06/20/18	1.000	(18,704)	(5,811)	(24,515)
DB	ING Bank NV bond, 5.250%, due 06/07/19	EUR	2,500,000	06/20/16	1.000	(9,883)	(60,404)	(70,287)
JPMCB	Government of France bond, 4.250%, due 04/25/19	USD	3,025,000	09/20/16	0.250	(97,127)	(4,363)	(101,490)
JPMCB	XL Group PLC bond, 6.250%, due 05/15/27	USD	875,000	03/20/17	1.000	(4,894)	(18,117)	(23,011)
JPMCB	Government of Japan bond, 2.000%, due 03/21/22	USD	2,500,000	12/20/17	1.000	12,581	(61,878)	(49,297)
MLI	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR	1,250,000	06/20/17	1.000	(36,294)	(31,769)	(68,063)
MLI	Prudential Financial, Inc., bond, 6.100%, due 06/15/17	USD	1,000,000	03/20/19	1.000	14,261	(20,071)	(5,810)
MLI	Allstate Corp. bond, 6.750%, due 05/15/18	USD	875,000	03/20/18	1.000	13,129	(25,547)	(12,418)
MLI	Nucor Corp. bond, 5.750%, due 12/01/17	USD	875,000	03/20/18	1.000	9,043	(20,562)	(11,519)
MLI	XL Group PLC bond, 6.250%, due 05/15/27	USD	125,000	09/20/18	1.000	2,150	(2,931)	(781)
MSCI	V.F. Corp. bond, 5.950%, due 11/01/17	USD	2,750,000	12/20/16	1.000	19,365	(67,693)	(48,328)
						$(100,559)	$(365,483)	$(466,042)

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

Credit default swaps on credit indices — sell protection14

Counterparty	Referenced Index[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments received	Value	Unrealized appreciation	Credit spread[15]
CSI	CMBX.NA.BBB. Series 6 Index	USD	2,550,000	05/11/63	3.000%	$103,103	$(36,981)	$66,122	3.210%
MLI	CDX.NA.HY.Series 15 Index	USD	1,150,000	12/20/15	5.000	42,340	92,235	134,575	0.400
MSCI	CMBX.NA.A. Series 6 Index	USD	2,550,000	05/11/63	2.000	32,640	7,965	40,605	1.950
						$178,083	$63,219	$241,302

Credit default swaps on corporate and sovereign issues — sell protection14

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread[15]
BB	Lloyds TSB Bank PLC bond, 3.375%, due 04/20/15	EUR	655,000	06/20/18	1.000%	$20,301	$15,772	$36,073	0.588%
CITI	State of Illinois bond, 5.000%, due 06/01/29	USD	800,000	12/20/23	1.000	57,376	(43,523)	13,853	1.726
JPMCB	People’s Republic of China bond, 4.250%, due 10/28/14	USD	2,500,000	12/20/17	1.000	(7,131)	35,865	28,734	0.618
MLI	Aegon NV bond, 4.125%, due 12/08/14	EUR	900,000	03/20/16	1.000	36,430	15,265	51,695	0.395
MLI	JPMorgan Chase & Co. bond, 4.750%, due 03/01/15	USD	875,000	03/20/17	1.000	4,409	17,204	21,613	0.347
MLI	Barrick Gold Corp. bond, 5.800%, due 11/15/34	USD	875,000	03/20/18	1.000	13,345	(4,881)	8,464	1.153
MLI	The Hartford Financial Services Group, Inc. bond, 6.000%, due 01/15/19	USD	875,000	03/20/18	1.000	7,543	18,057	25,600	0.480
MLI	MetLife, Inc. bond, 4.750%, due 02/08/21	USD	1,000,000	03/20/19	1.000	(8,038)	18,640	10,602	0.619
MLI	JPMorgan Chase & Co. bond, 4.750%, due 03/01/15	USD	125,000	09/20/18	1.000	(1,012)	2,893	1,881	0.478
						$123,223	$75,292	$198,515

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

Total return swap agreements10

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]		Upfront payments	Value	Unrealized appreciation
JPMCB	GBP	1,785,000	06/25/14	3 month GBP LIBOR	—	[16]	$—	$65,093	$65,093

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Value	Unrealized appreciation/ (depreciation)
AUD	11,775,000	10/18/23	6 month BBSW	4.535%	$244,095	$244,095
EUR	15,800,000	10/01/16	6 month EURIBOR	0.918	151,661	151,661
EUR	12,350,000	12/27/16	6 month EURIBOR	0.726	86,852	86,852
EUR	4,500,000	09/24/19	1.810%	6 month EURIBOR	(206,428)	(206,428)
USD	4,800,000	01/17/19	2.171	3 month USD LIBOR	(22,743)	(22,743)
USD	26,350,000	10/01/16	1.025	3 month USD LIBOR	(60,348)	(60,348)
USD	11,000,000	11/21/18	1.582	3 month USD LIBOR	74,210	74,210
USD	5,250,000	09/24/19	2.347	3 month USD LIBOR	(52,610)	(52,610)
USD	8,250,000	12/12/23	3.200	3 month USD LIBOR	(116,876)	(116,876)
USD	5,600,000	05/21/24	3.047	3 month USD LIBOR	(73,225)	(73,225)
USD	950,000	08/15/39	3.680	3 month USD LIBOR	(31,757)	(31,757)
USD	30,000,000	06/06/43	1 month USD LIBOR	3 month USD LIBOR	46,471	46,471
					$39,302	$39,302

Centrally cleared credit default swaps on credit indices — buy protection12

Referenced index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Value	Unrealized depreciation
CDX.NA.HY. Series 20 Index	USD	8,550,000	06/20/18	5.000%	$(764,299)	$(525,069)
CDX.NA.HY. Series 20 Index	USD	4,875,000	06/20/18	5.000	(435,784)	(143,694)
iTraxx Europe Crossover Series 19 Index	EUR	2,150,000	12/20/18	5.000	(352,500)	(116,844)
CDX.NA.IG. Series 21 Index	USD	16,350,000	12/20/18	1.000	(298,115)	(83,177)
CDX.NA.IG. Series 20 Index	USD	20,000,000	06/20/18	1.000	(399,647)	(342,341)
					$(2,250,345)	$(1,211,125)

Centrally cleared credit default swaps on credit indices — sell protection14

Referenced index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Value	Unrealized appreciation	Credit spread[15]
CDX.NA.HY. Series 21 Index	USD	1,372,000	12/20/18	5.000%	$111,018	$5,423	3.110%

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
3 Year Euro-Dollar Midcurve, 151 contracts, strike @ USD 98.75	June 2016	$118,109	$(111,363)
4 Year Euro-Dollar Midcurve, 188 contracts, strike @ USD 96.38	September 2014	130,942	(135,125)
Put options
3 Year Euro-Dollar Midcurve, 436 contracts, strike @ USD 99.50	April 2014	3,924	(2,725)
3 Year Euro-Dollar Midcurve, 151 contracts, strike @ USD 96.75	June 2016	128,921	(65,119)
4 Year Euro-Dollar Midcurve, 188 contracts, strike @ USD 96.38	September 2014	118,992	(116,325)
Options written on interest rate swaps[10]
If option exercised the Fund receives annually 1.200% and pays semi-annually floating 6 month EURIBOR. Underlying interest rate swap terminating 10/02/16. European style. Counterparty: MLI, Notional Amount EUR 15,800,000	September 2014	68,400	(4,616)
If option exercised the Fund receives quarterly floating 3 month EURIBOR and pays annually 1.825%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 32,000,000	December 2014	180,156	(648,008)
If option exercised the Fund receives semi-annually 1.800% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 10/02/16. European style. Counterparty: MLI, Notional Amount USD 26,350,000	September 2014	47,430	(17,124)
If option exercised the Fund receives semi-annually 4.320% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 01/19/20. European style. Counterparty: JPMCB, Notional Amount USD 47,180,000	January 2018	513,842	(404,479)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB, Notional Amount USD 17,300,000	December 2017	194,625	(237,146)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB, Notional Amount USD 7,000,000	December 2017	148,750	(96,115)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB, Notional Amount USD 17,300,000	December 2017	216,250	(239,872)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: JPMCB, Notional Amount USD 7,000,000	December 2017	140,000	(97,058)
If option exercised the Fund receives semi-annually 7.250% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	63,135	(1,477)
If option exercised the Fund receives semi-annually 8.760% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	38,735	(392)
If option exercised the Fund receives semi-annually floating 6 month JPY LIBOR and pays semi-annually 1.750%. Underlying interest rate swap terminating 05/27/35. European style. Counterparty: BB, Notional Amount JPY 475,000,000	May 2015	146,276	(152,586)

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Expiration date	Premiums received	Value
Options written on credit default swaps on credit indices[10]
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 21 Index and Fund receives quarterly fixed rate of 5.000%. Underlying credit default swap terminating. European style. Counterparty: Notional Amount USD 4,900,000	June 2014	$24,500	$(28,100)
Total options written		$2,282,987	$(2,357,630)

Written options activity for the period ended March 31, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	$628	$369,502
Options written	3,079	1,007,733
Options terminated in closing purchase transactions	(2,593)	(876,347)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2014	$1,114	$500,888

Written swaptions activity for the period ended March 31, 2014 was as follows:

Swaptions outstanding at June 30, 2013	$1,375,942
Swaptions written	1,111,922
Swaptions terminated in closing purchase transactions	(705,765)
Swaptions expired prior to exercise	—
Swaptions outstanding at March 31, 2014	$1,782,099

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Corporate bonds	$—	$51,662,727	$—	$51,662,727
Asset-backed securities	—	1,410,006	—	1,410,006
Commercial mortgage-backed securities	—	4,407,930	505,487	4,913,417
Mortgage & agency debt securities	—	2,560,442	—	2,560,442
Municipal bonds	—	2,719,121	—	2,719,121
US government obligations	—	6,064,164	—	6,064,164
Non-US government obligations	—	1,866,147	—	1,866,147
Collateralized debt obligations	—	2,063,704	3,078,620	5,142,324
Investment company	—	15,627,011	—	15,627,011
Short-term investment	—	3,073,685	—	3,073,685
Options purchased	920,284	1,737,934	—	2,658,218
Forward foreign currency contracts	—	45,709	—	45,709
Futures contracts	495,492	—	—	495,492
Swaps agreements	—	2,869,190	—	2,869,190
Total	$1,415,776	$96,107,770	$3,584,107	$101,107,653

Liabilities	Level 1	Level 2	Level 3	Total
Description:
Forward foreign currency contracts	$—	$(206,866)	$—	$(206,866)
Futures contracts	(8,267)	—	—	(8,267)
Swaps agreements	—	(8,776,639)	—	(8,776,639)
Options written	(430,657)	(1,926,973)	—	(2,357,630)
Total	$(438,924)	$(10,910,478)	$—	$(11,349,402)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

Assets	Collateralized debt obligations	Commercial mortgage-backed securities	Total
Beginning balance	$1,554,247	$—	$1,554,247
Purchases	477,480	500,000	977,480
Issuances	—	—	—
Sales	—	—	—
Accrued discounts (premiums)	1,174	—	1,174
Total realized gain	—	—	—
Change in net unrealized appreciation/depreciation	15,469	5,487	20,956
Transfers into Level 3[17]	1,030,250	—	1,030,250
Transfers out of Level 3	—	—	—
Ending balance	$3,078,620	$505,487	$3,584,107

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2014 was $20,956.

Portfolio footnotes

*                 Non-income producing security.

1                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $20,165,215 or 21.72% of net assets.

2                 Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2014, the value of these securities amounted to $8,924,653 or 9.61% of net assets.

3                 Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2014 and changes periodically.

4                 Perpetual bond security. The maturity date reflects the next call date.

5                 Rate shown is the discount rate at date of purchase.

6                 On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

7                 All or a portion of these securities have been designated as collateral for open swap agreements.

8                 Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

9                 The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2014 (unaudited)

					Change in
					net unrealized		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/13	03/31/14	03/31/14	03/31/14	03/31/14	03/31/14	03/31/14
UBS Cash Management Prime Relationship Fund	$9,654,845	$37,220,550	$43,801,710	$—	$—	$3,073,685	$1,970
UBS Opportunistic Emerging Markets Debt	16,719,829	1,000,000	2,000,000	224,988	(317,806)	15,627,011	—
	$26,374,674	$38,220,550	$45,801,710	$224,988	$(317,806)	$18,700,696	$1,970

10          Illiquid investment as of March 31, 2014.

11          Payments made or received are based on the notional amount.

12          If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13          Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or or restructuring event with respect to the referenced index/obligation.

14          If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

15          Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

16          Payment is based on the performance of the underlying iBoxx GBP Corporates Total Return Index.

17          Transfers into Level 3 represent the value at the end of the period. At March 31, 2014 securities were transferred from Level 2 to Level 3 as the valuations are based primarily on unobservable inputs.

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2014

Common stocks
Aerospace & defense	1.55%
Air freight & logistics	1.56
Airlines	0.62
Auto components	1.13
Automobiles	0.93
Beverages	0.26
Biotechnology	4.30
Building products	0.30
Capital markets	2.07
Chemicals	0.90
Commercial banks	6.36
Commercial services & supplies	0.46
Communications equipment	0.40
Computers & peripherals	1.98
Construction & engineering	0.41
Construction materials	0.24
Consumer finance	0.69
Containers & packaging	0.37
Diversified consumer services	0.34
Diversified financial services	2.98
Diversified telecommunication services	1.63
Electric utilities	0.49
Electronic equipment, instruments & components	1.59
Energy equipment & services	0.62
Food & staples retailing	0.62
Food products	1.77
Health care equipment & supplies	1.27
Health care providers & services	2.72
Hotels, restaurants & leisure	0.92
Household durables	0.34
Household products	0.74
Industrial conglomerates	0.31
Insurance	3.84
Internet & catalog retail	1.52
Internet software & services	1.96
IT services	2.14
Life sciences tools & services	1.09
Machinery	0.56
Marine	0.37
Media	2.22
Metals & mining	0.34
Multiline retail	0.71
Oil, gas & consumable fuels	6.08
Personal products	0.22
Pharmaceuticals	8.05
Real estate investment trust (REIT)	0.66
Real estate management & development	1.82
Road & rail	0.99
Semiconductors & semiconductor equipment	4.92
Software	2.24
Textiles, apparel & luxury goods	0.83
Tobacco	0.61
Wireless telecommunication services	1.36
Total common stocks	83.40%
Preferred stock	0.66
Short-term investments	43.72
Total investments before investments sold short	127.78%

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2014

Investments sold short
Common stocks
Aerospace & defense	(0.70)%
Airlines	(0.28)
Auto components	(0.15)
Automobiles	(0.80)
Beverages	(1.08)
Biotechnology	(1.24)
Capital markets	(2.35)
Chemicals	(3.37)
Commercial banks	(3.79)
Commercial services & supplies	(1.53)
Communications equipment	(0.37)
Computers & peripherals	(1.75)
Construction & engineering	(1.01)
Construction materials	(0.26)
Distributors	(0.26)
Diversified financial services	(0.87)
Diversified telecommunication services	(1.67)
Electric utilities	(0.43)
Electrical equipment	(0.97)
Electronic equipment, instruments & components	(0.25)
Energy equipment & services	(3.10)
Food & staples retailing	(2.04)
Food products	(0.62)
Gas utilities	(0.12)
Health care equipment & supplies	(2.70)
Health care providers & services	(0.70)
Hotels, restaurants & leisure	(1.47)
Household durables	(0.48)
Household products	(0.19)
Independent power producers & energy traders	(0.33)
Insurance	(1.56)
Internet & catalog retail	(0.29)
Internet software & services	(0.31)
IT services	(1.03)
Life sciences tools & services	(0.82)
Machinery	(2.39)
Marine	(0.11)
Media	(1.37)
Metals & mining	(1.24)
Multiline retail	(0.66)
Multi-utilities	(1.20)
Oil, gas & consumable fuels	(7.02)
Personal products	(0.08)
Pharmaceuticals	(1.25)
Real estate investment trust (REIT)	(0.84)
Real estate management & development	(0.61)
Road & rail	(0.13)
Semiconductors & semiconductor equipment	(1.65)
Software	(1.42)
Specialty retail	(0.68)
Textiles, apparel & luxury goods	(1.24)
Thrifts & mortgage finance	(0.46)
Trading companies & distributors	(0.41)
Transportation infrastructure	(1.13)
Wireless telecommunication services	(1.81)
Total common stocks	(64.59)%
Investment company
Industrial Select Sector SPDR Fund	(1.23)
Total investments sold short	(65.82)%
Total investments, net of investments sold short	61.96
Cash and other assets, less liabilities	38.04
Net assets	100.00%

1                 Figures represent the direct investments of UBS Equity Long-Short Multi-Strategy Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—83.40%
Belgium—0.49%
bpost SA	3,516	$78,712

Brazil—0.31%
Cielo SA	1,570	50,034

Canada—5.22%
Canadian Natural Resources Ltd.[1]	1,245	47,717
Canadian Oil Sands Ltd.[1]	3,290	69,014
Gran Tierra Energy, Inc.*1	9,230	69,298
Lightstream Resources Ltd.[1]	13,705	69,672
Magna International, Inc.	1,000	96,137
MEG Energy Corp.*1	1,605	54,240
Nordion, Inc.*1	2,580	29,722
Paramount Resources Ltd., Class A*1	2,135	92,101
Perpetual Energy, Inc.*1	71,100	90,684
Petrobank Energy & Resources Ltd.*1	70,000	24,062
ShaMaran Petroleum Corp.*1	65,000	26,459
Suncor Energy, Inc.[1]	975	34,052
TransGlobe Energy Corp.*1	3,485	26,416
Trilogy Energy Corp.[1]	1,145	28,079
Valeant Pharmaceuticals International, Inc.*1	600	79,098
Total Canada common stocks		836,751

China—1.92%
AIA Group Ltd.	10,000	47,444
Hollysys Automation Technologies Ltd.*1	3,470	74,744
Tencent Holdings Ltd.	1,800	125,198
Vipshop Holdings Ltd. ADR*	400	59,720
Total China common stocks		307,106

Denmark—2.20%
AP Moeller - Maersk A/S, Class B	5	59,970
Danske Bank A/S	1,919	53,469
Novo Nordisk A/S, Class B	1,892	86,163
Pandora A/S	1,368	90,496
TDC A/S	6,691	61,856
Total Denmark common stocks		351,954

Finland—0.31%
Sampo Oyj, Class A	953	49,431

France—4.54%
AXA SA	2,086	54,214
Credit Agricole SA*1	7,854	123,836
Electricite de France[1]	2,005	79,316
Iliad SA	246	70,932
Publicis Groupe SA1	965	87,184
Safran SA1	1,314	91,037
Thales SA	1,139	75,523
Total SA1	1,111	72,855
Vivendi SA1	2,611	72,732
Total France common stocks		727,629

Germany—3.29%
Bayer AG	848	114,698
Continental AG1	352	84,330
Deutsche Post AG1	2,237	83,116
Freenet AG*1	3,170	110,860
Fresenius SE & Co KGaA[1]	510	79,816
ThyssenKrupp AG*	2,040	54,705
Total Germany common stocks		527,525

Greece—0.20%
Piraeus Bank SA*	11,500	31,686

Ireland—1.11%
Accenture PLC, Class A1	440	35,077
Bank of Ireland*	72,000	30,551
Mallinckrodt PLC*1	1,070	67,849

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Ryanair Holdings PLC ADR*	765	$44,989
Total Ireland common stocks		178,466

Israel—2.14%
Check Point Software Technologies Ltd.*1	3,465	234,338
Mellanox Technologies Ltd.*1	1,620	63,390
Teva Pharmaceutical Industries Ltd. ADR	870	45,971
Total Israel common stocks		343,699

Italy—0.97%
Intesa Sanpaolo SpA	30,032	101,779
Newron Pharmaceuticals SpA*	3,041	54,350
Total Italy common stocks		156,129

Japan—5.87%
Ashikaga Holdings Co. Ltd.	11,600	51,586
Astellas Pharma, Inc.	4,100	48,621
Bank of Yokohama Ltd.	8,000	39,917
Daiwa House Industry Co. Ltd.	3,000	50,894
Daiwa Securities Group, Inc.	7,000	60,902
Fuji Heavy Industries Ltd.	1,000	27,050
Hitachi Ltd.	8,000	59,061
Inpex Corp.	2,200	28,540
Japan Airlines Co., Ltd.	1,100	54,139
Japan Petroleum Exploration Co.	900	29,952
KDDI Corp.	1,200	69,478
Mitsui Fudosan Co., Ltd.	3,000	91,527
ORIX Corp.	2,500	35,194
Panasonic Corp.	2,500	28,412
Shiseido Co., Ltd.	2,000	35,189
Sumitomo Mitsui Financial Group, Inc.	1,400	59,803
Sumitomo Realty & Development Co., Ltd.	3,000	117,483
THK Co., Ltd.	2,400	53,876
Total Japan common stocks		941,624

Luxembourg—0.20%
Grand City Properties SA*	2,800	32,402

Netherlands—2.50%
Koninklijke Ahold NV1	3,829	76,908
Koninklijke DSM NV	720	49,412
LyondellBasell Industries NV, Class A1	715	63,592
NXP Semiconductor NV*1	2,080	122,325
TNT Express NV1	8,979	88,185
Total Netherlands common stocks		400,422

Norway—1.35%
Aker ASA, Class A	2,295	74,165
Gjensidige Forsikring ASA	4,272	86,898
Telenor ASA	2,505	55,515
Total Norway common stocks		216,578

Russia—0.14%
Mobile Telesystems OJSC ADR	1,310	22,912

South Korea—0.64%
Samsung Electronics Co. Ltd. GDR[2]	100	63,084
Wonik IPS Co. Ltd.*	4,665	39,092
Total South Korea common stocks		102,176

Spain—0.94%
Bankia SA*	16,000	33,769
Mediaset Espana Comunicacion SA*	2,200	25,626
Melia Hotels International SA	2,000	25,734
Obrascon Huarte Lain SA	780	33,903
Sacyr SA*	4,700	31,209
Total Spain common stocks		150,241

Sweden—1.69%
Investment AB Kinnevik, Class B	2,301	84,968

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(Continued)
Sweden—(Concluded)
Lundin Petroleum AB*	1,270	$26,117
Nordea Bank AB	6,990	99,143
Svenska Cellulosa AB SCA, Class B	2,065	60,779
Total Sweden common stocks		271,007

Switzerland—2.45%
Aryzta AG*	1,058	93,467
Credit Suisse Group AG*	1,080	34,927
Nestle SA	500	37,639
Novartis AG	2,142	181,721
Zurich Insurance Group AG*	144	44,207
Total Switzerland common stocks		391,961

Taiwan—0.33%
Catcher Technology Co. Ltd. GDR[2]	1,455	52,649

United Kingdom—0.58%
Aon PLC[1]	340	28,655
AstraZeneca PLC	211	13,636
Noble Corp. PLC[1]	540	17,680
Poundland Group PLC*	5,239	33,190
Total United Kingdom common stocks		93,161

United States—44.01%
AbbVie, Inc.[1]	570	29,298
Accuray, Inc.*1	3,345	32,112
AcelRx Pharmaceuticals, Inc.*1	2,775	33,328
Acorda Therapeutics, Inc.*1	3,600	136,476
Adobe Systems, Inc.*1	450	29,583
Alexion Pharmaceuticals, Inc.*1	535	81,390
Allergan, Inc.[1]	1,240	153,884
Alliance Data Systems Corp.*1	300	81,735
Alnylam Pharmaceuticals, Inc.*1	1,170	78,554
Amazon.com, Inc.*1	370	124,512
American Campus Communities, Inc.[1]	520	19,422
American Express Co.[1]	500	45,015
AmerisourceBergen Corp.[1]	1,000	65,590
Apollo Education Group, Inc.*1	1,600	54,784
Apple, Inc.[1]	320	171,757
Applied Materials, Inc.[1]	6,540	133,547
Baker Hughes, Inc.[1]	720	46,814
Bank of America Corp.[1]	3,400	58,480
BankUnited, Inc.[1]	1,020	35,465
Baxter International, Inc.[1]	1,560	114,785
BB&T Corp.[1]	800	32,136
Bio-Rad Laboratories, Inc., Class A*1	720	92,246
Bluebird Bio, Inc.*1	500	11,370
Boeing Co.[1]	380	47,686
Broadcom Corp., Class A1	4,660	146,697
Cabot Oil & Gas Corp.[1]	900	30,492
Capital One Financial Corp.[1]	840	64,814
Cardinal Health, Inc.[1]	480	33,590
Celgene Corp.*1	802	111,959
Celldex Therapeutics, Inc.*1	760	13,429
Chubb Corp.[1]	460	41,078
Citigroup, Inc.[1]	3,020	143,752
Colgate-Palmolive Co.[1]	390	25,299
Comcast Corp., Class A1	2,460	123,049
Control4 Corp.*1	1,500	31,815
Danaher Corp.[1]	660	49,500
Digital Realty Trust, Inc.[1]	1,640	87,051
Eli Lilly & Co.[1]	1,490	87,701
EOG Resources, Inc.	200	39,234
Epizyme, Inc.*1	620	14,117
F5 Networks, Inc.*1	600	63,978
Fifth Third Bancorp[1]	2,260	51,867
Fiserv, Inc.*1	1,100	62,359
Ford Motor Co.	2,700	42,120

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Freescale Semiconductor Ltd.*1	1,300	$31,733
General Dynamics Corp.[1]	310	33,765
General Motors Co.[1]	2,340	80,543
Gilead Sciences, Inc.*1	1,640	116,210
Google, Inc., Class A*1	140	156,031
Halcon Resources Corp.*1	5,385	23,317
HCA Holdings, Inc.*1	1,070	56,175
Herman Miller, Inc.[1]	1,395	44,821
Hertz Global Holdings, Inc.*1	4,700	125,208
Hess Corp.[1]	475	39,368
Hormel Foods Corp.[1]	835	41,141
Hospira, Inc.*1	2,400	103,800
Illinois Tool Works, Inc.[1]	460	37,412
Impax Laboratories, Inc.*1	3,130	82,695
Incyte Corp. Ltd.*1	455	24,352
Invesco Ltd.[1]	1,400	51,800
Jabil Circuit, Inc.[1]	4,960	89,280
JC Penney Co., Inc.*1	2,340	20,171
Johnson & Johnson[1]	1,100	108,053
JPMorgan Chase & Co.[1]	1,340	81,351
KaloBios Pharmaceuticals, Inc.*1	3,740	10,135
Lexicon Pharmaceuticals, Inc.*1	16,160	27,957
Ligand Pharmaceuticals, Inc., Class B*1	400	26,904
Lincoln National Corp.[1]	2,180	110,461
MacroGenics, Inc.*1	1,300	36,179
Macy’s, Inc.[1]	1,020	60,476
Martin Marietta Materials, Inc.[1]	300	38,505
McDermott International, Inc.*1	4,520	35,346
MetLife, Inc.[1]	2,120	111,936
Micron Technology, Inc.*1	5,795	137,110
Mondelez International, Inc., Class A1	3,240	111,942
Monsanto Co.[1]	280	31,856
Morgan Stanley[1]	5,935	184,994
NetApp, Inc.[1]	2,520	92,988
NII Holdings, Inc.*1	12,720	15,137
Norfolk Southern Corp.[1]	350	34,010
Oracle Corp.[1]	1,800	73,638
Owens Corning[1]	1,125	48,566
PepsiCo, Inc.	500	41,750
Philip Morris International, Inc.[1]	1,200	98,244
PNC Financial Services Group, Inc.[1]	795	69,165
Priceline.com, Inc.*1	50	59,595
Procter & Gamble Co.[1]	390	31,434
Prudential Financial, Inc.[1]	460	38,939
Ralph Lauren Corp.[1]	260	41,842
Rite Aid Corp.*1	3,600	22,572
Rocket Fuel, Inc.*1	800	34,304
Rock-Tenn Co., Class A1	555	58,591
ServiceSource International, Inc.*1	13,440	113,434
St. Jude Medical, Inc.[1]	865	56,562
Symantec Corp.[1]	1,100	21,967
Thermo Fisher Scientific, Inc.[1]	425	51,102
Time Warner, Inc.[1]	400	26,132
Ultra Petroleum Corp.*1	1,970	52,973
UnitedHealth Group, Inc.[1]	1,460	119,705
US Bancorp[1]	3,520	150,867
Veeco Instruments, Inc.*1	1,220	51,155
Viacom, Inc., Class B1	320	27,197
Walt Disney Co.[1]	840	67,259
Waste Management, Inc.[1]	700	29,449
WellPoint, Inc.[1]	800	79,640
Wells Fargo & Co.[1]	1,090	54,217
Whirlpool Corp.[1]	175	26,156

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United States—(Concluded)
Yum! Brands, Inc.[1]	1,620	$122,132
Total United States common stocks		7,055,619
Total common stocks (cost $11,645,946)		13,369,874

Preferred stock—0.66%
Germany—0.66%
Porsche Automobil Holding SE, Preference shares (cost $109,504)	1,035	106,270

Short-term investments—43.72%
Investment company—33.43%
UBS Cash Management Prime Relationship Fund[3] (cost $5,359,053)	5,359,053	5,359,053

	Face Amount
US government obligation—10.29%
US Treasury Bill
0.040%, due 05/29/14[1,4] (cost $1,649,892)	$1,650,000	1,649,922
Total short - term investments (cost $7,008,945)		7,008,975
Total investments before investments sold short: 127.78% (cost $18,764,395)		20,485,119

	Shares
Investments sold short—(65.82)%
Common stocks—(64.59)%
Australia—(0.94)%
ASX Ltd.	(625)	(20,907)
Buru Energy Ltd.	(6,085)	(7,195)
Commonwealth Bank of Australia	(430)	(30,882)
Energy World Corp. Ltd.	(54,633)	(16,467)
InterOil Corp.	(910)	(58,931)
Karoon Gas Australia Ltd.	(5,420)	(12,868)
Red Fork Energy Ltd.	(34,170)	(3,327)
Total Australia common stocks		(150,577)

Austria—(0.62)%
Andritz AG	(785)	(48,509)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(1,031)	(50,834)
		(99,343)
Belgium—(1.11)%
Mobistar SA	(3,855)	(72,652)
Umicore SA	(2,053)	(104,620)
Total Belgium common stocks		(177,272)

Bermuda—(1.54)%
Frontline Ltd.	(19,930)	(77,885)
Golar LNG Ltd.	(620)	(25,848)
Marvell Technology Group Ltd.	(3,220)	(50,715)
Seadrill Ltd.	(2,211)	(77,990)
Teekay Tankers Ltd.	(4,320)	(15,293)
Total Bermuda common stocks		(247,731)

Canada—(4.74)%
Africa Oil Corp.	(1,430)	(9,585)
Alderon Iron Ore Corp.	(7,190)	(10,536)
Alterra Power Corp.	(39,000)	(10,583)
Altius Minerals Corp.	(900)	(11,984)
Americas Petrogas, Inc.	(18,360)	(21,424)
Anderson Energy Ltd.	(37,000)	(8,033)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Athabasca Oil Corp.	(2,065)	$(14,869)
Ballard Power Systems, Inc.	(16,705)	(73,318)
Bankers Petroleum Ltd.	(7,300)	(35,526)
Birchcliff Energy Ltd.	(2,035)	(20,249)
Bombardier, Inc., Class B	(6,360)	(23,645)
Canacol Energy Ltd.	(9,250)	(58,403)
Canadian Energy Services & Technology Corp.	(785)	(20,358)
Cathedral Energy Services Ltd.	(2,910)	(11,108)
Copper Mountain Mining Corp.	(7,165)	(13,935)
Crescent Point Energy Corp.	(905)	(33,032)
Donnycreek Energy, Inc.	(4,500)	(7,490)
Fairfax Financial Holdings Ltd.	(40)	(17,368)
Fortune Minerals Ltd.	(34,500)	(11,703)
Ivanhoe Energy, Inc.	(7,500)	(4,003)
Just Energy Group, Inc.	(2,080)	(16,727)
Legacy Oil + Gas, Inc.	(1,550)	(10,193)
Mart Resources, Inc.	(18,585)	(24,377)
Mega Uranium Ltd.	(143,500)	(30,504)
MFC Industrial Ltd.	(1,705)	(13,538)
Northland Power, Inc.	(785)	(12,355)
Petroamerica Oil Corp.	(53,500)	(14,518)
Petromanas Energy, Inc.	(223,000)	(41,352)
Petrowest Corp.	(13,005)	(11,176)
Polaris Minerals Corp.	(8,000)	(20,624)
Questerre Energy Corp.	(20,400)	(23,436)
Rogers Communications, Inc., Class B	(1,600)	(66,301)
Rubicon Minerals Corp.	(9,900)	(10,478)
SNC-Lavalin Group, Inc.	(410)	(17,928)
Sunshine Oilsands Ltd.	(20,000)	(3,326)
Trevali Mining Corp.	(10,520)	(9,040)
Whitecap Resources, Inc.	(1,450)	(16,185)
Total Canada common stocks		(759,210)

China—(0.74)%
Bank of East Asia Ltd.	(5,400)	(21,094)
Champion REIT	(74,000)	(33,773)
MIE Holdings Corp.	(86,000)	(16,188)
Newocean Energy Holdings Ltd.	(26,000)	(20,112)
PetroChina Co., Ltd., H Shares	(14,000)	(15,252)
Sino Gas & Energy Holdings Ltd.	(84,475)	(12,535)
Total China common stocks		(118,954)

Colombia—(0.36)%
Ecopetrol SA ADR	(505)	(20,599)
Pacific Rubiales Energy Corp.	(2,085)	(37,551)
Total Colombia common stocks		(58,150)

Denmark—(0.60)%
FLSmidth & Co. A/S	(395)	(19,928)
Novo Nordisk A/S, Class B	(720)	(32,789)
William Demant Holding A/S	(510)	(43,628)
Total Denmark common stocks		(96,345)

Finland—(2.64)%
Fortum Oyj	(3,047)	(69,262)
Konecranes Oyj	(2,391)	(76,189)
Metso Oyj	(2,012)	(65,776)
Outotec Oyj	(5,432)	(60,166)
Stockmann Oyj Abp, Class B	(3,219)	(47,495)
Valmet Corp.	(3,823)	(41,002)
YIT Oyj	(5,945)	(63,310)
Total Finland common stocks		(423,200)

France—(2.26)%
Air France-KLM	(1,425)	(21,418)
Alstom SA	(600)	(16,383)
Areva SA	(1,300)	(33,133)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(Continued)
France—(Concluded)
Arkema SA	(343)	$(38,842)
Bourbon SA	(1,486)	(48,825)
Carrefour SA	(2,196)	(84,996)
Dassault Systemes	(480)	(56,235)
Suez Environnement Co.	(700)	(14,219)
Technip SA	(154)	(15,893)
Veolia Environnement SA	(1,620)	(32,049)
Total France common stocks		(361,993)

Germany—(4.51)%
Adidas AG	(587)	(63,514)
E.ON SE	(3,248)	(63,494)
H&R AG	(4,779)	(51,617)
Hamburger Hafen und Logistik AG	(3,834)	(92,143)
K+S AG	(2,512)	(82,519)
LANXESS AG	(757)	(57,098)
MTU Aero Engines AG	(946)	(87,918)
RWE AG	(1,616)	(65,586)
Salzgitter AG	(1,286)	(50,829)
Volkswagen AG	(425)	(107,732)
Total Germany common stocks		(722,450)

Guernsey—(0.07)%
Tethys Petroleum Ltd.	(21,500)	(10,502)

Hong Kong—(0.37)%
Hong Kong Exchanges & Clearing Ltd.	(1,800)	(27,290)
Michael Kors Holdings Ltd.	(340)	(31,712)
Total Hong Kong common stocks		(59,002)

India—(0.38)%
HDFC Bank Ltd. ADR	(675)	(27,695)
ICICI Bank Ltd. ADR	(775)	(33,945)
Total India common stocks		(61,640)

Ireland—(0.35)%
Aer Lingus Group plc	(10,325)	(23,257)
Endo International PLC	(480)	(32,952)
Total Ireland common stocks		(56,209)

Italy—(0.70)%
Saipem SpA	(579)	(14,134)
Saras SpA	(14,143)	(24,706)
UniCredit SpA	(8,047)	(73,500)
Total Italy common stocks		(112,340)

Japan—(0.70)%
Japan Drilling Co. Ltd.	(400)	(17,110)
Mitsui Chemicals, Inc.	(8,000)	(19,609)
Nintendo Co., Ltd.	(500)	(59,391)
Sony Financial Holdings, Inc.	(1,000)	(16,374)
Total Japan common stocks		(112,484)

Luxembourg—(0.09)%
Pacific Drilling SA	(1,350)	(14,688)

Mexico—(0.88)%
America Movil SAB de CV ADR	(3,400)	(67,592)
Wal-Mart de Mexico SAB de CV ADR	(3,100)	(73,346)
Total Mexico common stocks		(140,938)

Netherlands—(1.58)%
CNH Industrial NV	(1,710)	(19,659)
Fugro NV CVA	(1,721)	(105,827)
Koninklijke Vopak NV	(1,586)	(88,556)
LyondellBasell Industries NV, Class A	(450)	(40,023)
Total Netherlands common stocks		(254,065)

Norway—(1.53)%
BW Offshore Ltd.	(9,700)	(12,555)
Nordic American Tankers Ltd.	(2,495)	(24,551)
Norwegian Property ASA	(62,765)	(75,996)
Panoro Energy ASA	(15,845)	(8,891)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Tomra Systems ASA	(4,267)	$(40,975)
Yara International ASA	(1,851)	(81,795)
Total Norway common stocks		(244,763)

Portugal—(0.76)%
Jeronimo Martins, SGPS SA	(4,395)	(73,747)
Portugal Telecom SGPS SA	(11,396)	(48,465)
Total Portugal common stocks		(122,212)

Singapore—(0.52)%
Flextronics International Ltd.	(4,300)	(39,732)
Global Logistic Properties Ltd.	(10,000)	(21,067)
Singapore Exchange Ltd.	(4,000)	(22,068)
Total Singapore common stocks		(82,867)

South Africa—(0.22)%
Vodacom Group Ltd.	(2,855)	(35,251)

Spain—(2.29)%
Atresmedia Corp. de Medios de Comunicaion SA	(2,927)	(45,042)
Distribuidora Internacional de Alimentacion SA	(3,200)	(29,237)
Enagas SA	(640)	(19,463)
Repsol SA	(655)	(16,716)
Tecnicas Reunidas SA	(2,146)	(121,229)
Telefonica SA	(5,481)	(86,722)
Zardoya Otis SA	(2,829)	(48,172)
Total Spain common stocks		(366,581)

Sweden—(2.61)%
Electrolux AB, Series B	(3,504)	(76,443)
Lundin Petroleum AB	(3,572)	(73,457)
Modern Times Group AB, Class B	(1,238)	(57,804)
Ratos AB, Class B	(12,161)	(112,736)
Sandvik AB	(3,174)	(44,847)
SSAB AB, Class A	(6,839)	(52,790)
Total Sweden common stocks		(418,077)

Switzerland—(1.33)%
Coca-Cola HBC AG	(2,967)	(73,900)
Holcim Ltd.	(260)	(21,528)
Kuehne + Nagel International AG	(125)	(17,491)
STMicroelectronics NV	(2,280)	(21,120)
Swiss Life Holding AG	(120)	(29,455)
Tyco International Ltd.	(1,160)	(49,184)
Total Switzerland common stocks		(212,678)

Turkey—(0.21)%
Coca-Cola Icecek AS	(1,410)	(33,937)

United Kingdom—(0.49)%
Debenhams PLC	(43,563)	(58,065)
Ithaca Energy, Inc.	(2,700)	(6,716)
Subsea 7 SA	(751)	(13,959)
Total United Kingdom common stocks		(78,740)

United States—(29.45)%
3D Systems Corp.	(580)	(34,307)
Abaxis, Inc.	(640)	(24,883)
AbbVie, Inc.	(860)	(44,204)
Acorda Therapeutics, Inc.	(800)	(30,328)
Advanced Micro Devices, Inc.	(7,660)	(30,717)
AGCO Corp.	(350)	(19,306)
American Eagle Energy Corp.	(1,451)	(10,375)
American International Group, Inc.	(1,560)	(78,016)
Amgen, Inc.	(260)	(32,068)
Associated Banc-Corp.	(2,580)	(46,595)
Astoria Financial Corp.	(2,366)	(32,698)
AT&T, Inc.	(2,835)	(99,423)
BancorpSouth, Inc.	(1,100)	(27,456)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(Continued)
United States—(Continued)
Bank of America Corp.	(4,040)	$(69,488)
Bank of New York Mellon Corp.	(1,240)	(43,760)
Baxter International, Inc.	(330)	(24,281)
Bio-Reference Labs, Inc.	(640)	(17,715)
BNK Petroleum, Inc.	(14,500)	(26,757)
Boston Scientific Corp.	(1,840)	(24,877)
BPZ Resources, Inc.	(3,225)	(10,256)
Brocade Communications Systems, Inc.	(3,700)	(39,257)
Brown-Forman Corp., Class B	(350)	(31,391)
Buffalo Wild Wings, Inc.	(185)	(27,546)
Bunge Ltd.	(160)	(12,722)
C.R. Bard, Inc.	(155)	(22,937)
Celgene Corp.	(360)	(50,256)
Centene Corp.	(420)	(26,145)
Cepheid, Inc.	(520)	(26,822)
Charles River Laboratories International, Inc.	(875)	(52,798)
Charles Schwab Corp.	(2,800)	(76,524)
Cheniere Energy, Inc.	(450)	(24,908)
Choice Hotels International, Inc.	(440)	(20,240)
Cinemark Holdings, Inc.	(405)	(11,749)
City National Corp.	(320)	(25,190)
Clorox Co.	(340)	(29,923)
Coach, Inc.	(660)	(32,776)
Cognizant Technology Solutions Corp., Class A	(1,360)	(68,830)
Constellation Brands, Inc., Class A	(395)	(33,563)
Continental Resources, Inc.	(160)	(19,883)
Costco Wholesale Corp.	(115)	(12,843)
Darden Restaurants, Inc.	(1,300)	(65,988)
DENTSPLY International, Inc.	(480)	(22,099)
DexCom, Inc.	(700)	(28,952)
Discovery Communications, Inc., Class A	(200)	(16,540)
Douglas Emmett, Inc.	(540)	(14,656)
Ecolab, Inc.	(320)	(34,557)
Edwards Lifesciences Corp.	(450)	(33,377)
Electronic Arts, Inc.	(1,720)	(49,897)
Emerald Oil, Inc.	(3,035)	(20,395)
Equity Residential	(260)	(15,077)
Fastenal Co.	(1,080)	(53,266)
Federal Realty Investment Trust	(120)	(13,766)
First Horizon National Corp.	(1,980)	(24,433)
First Solar, Inc.	(780)	(54,436)
Ford Motor Co.	(1,320)	(20,592)
FreightCar America, Inc.	(855)	(19,870)
GameStop Corp., Class A	(730)	(30,003)
Gannett Co., Inc.	(2,000)	(55,200)
General Moly, Inc.	(5,730)	(5,673)
Genie Energy Ltd.	(1,430)	(14,257)
Genuine Parts Co.	(480)	(41,688)
Hartford Financial Services Group, Inc.	(1,040)	(36,681)
Healthcare Services Group, Inc.	(1,480)	(43,009)
Herbalife Ltd.	(210)	(12,027)
Hewlett-Packard Co.	(2,560)	(82,842)
Houston American Energy Corp.	(21,000)	(11,552)
Hyatt Hotels Corp., Class A	(1,200)	(64,572)
Hyperdynamics Corp.	(4,405)	(7,665)
IDEXX Laboratories, Inc.	(450)	(54,630)
Infinity Energy Resources, Inc.	(3,750)	(5,288)
Intel Corp.	(4,140)	(106,853)
International Business Machines Corp.	(155)	(29,836)
Johnson Controls, Inc.	(520)	(24,606)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Juniper Networks, Inc.	(785)	$(20,222)
Kraft Foods Group, Inc.	(525)	(29,452)
Lamar Advertising Co., Class A	(660)	(33,653)
Lexmark International, Inc., Class A	(2,330)	(107,856)
LinnCo LLC	(500)	(13,525)
McCormick & Co. Inc. (Non-voting)	(375)	(26,902)
McDermott International, Inc.	(1,600)	(12,512)
Meridian Bioscience, Inc.	(1,240)	(27,020)
Mettler-Toledo International, Inc.	(225)	(53,028)
Miller Energy Resources, Inc.	(3,255)	(19,139)
Molycorp, Inc.	(2,240)	(10,506)
Mylan, Inc.	(380)	(18,555)
NCR Corp.	(1,160)	(42,398)
NetApp, Inc.	(365)	(13,469)
Netflix, Inc.	(70)	(24,642)
New York Community Bancorp, Inc.	(2,640)	(42,425)
Northern Oil and Gas, Inc.	(715)	(10,453)
Northern Trust Corp.	(400)	(26,224)
Owens & Minor, Inc.	(1,340)	(46,940)
Patterson Cos., Inc.	(500)	(20,880)
PerkinElmer, Inc.	(560)	(25,234)
Perrigo Co. PLC	(320)	(49,491)
Pitney Bowes, Inc.	(3,160)	(82,128)
Post Holdings, Inc.	(550)	(30,316)
Priceline.com, Inc.	(18)	(21,454)
Progressive Corp.	(855)	(20,708)
Public Storage	(130)	(21,904)
PVH Corp.	(290)	(36,183)
RadioShack Corp.	(15,700)	(33,284)
Red Hat, Inc.	(1,175)	(62,251)
ResMed, Inc.	(340)	(15,195)
Rockwell Automation, Inc.	(260)	(32,383)
Sagent Pharmaceuticals, Inc.	(960)	(22,435)
SandRidge Energy, Inc.	(9,215)	(56,580)
SBA Communications Corp., Class A	(540)	(49,118)
Sigma-Aldrich Corp.	(320)	(29,882)
Signature Bank	(350)	(43,956)
SL Green Realty Corp.	(230)	(23,143)
Staples, Inc.	(1,965)	(22,283)
Starwood Hotels & Resorts Worldwide, Inc.	(440)	(35,024)
Stericycle, Inc.	(260)	(29,541)
STERIS Corp.	(530)	(25,308)
Stifel Financial Corp.	(540)	(26,870)
SVB Financial Group	(360)	(46,361)
Syntroleum Corp.	(1,235)	(4,854)
T. Rowe Price Group, Inc.	(580)	(47,763)
Tandem Diabetes Care, Inc.	(1,100)	(24,299)
Taubman Centers, Inc.	(180)	(12,742)
TCF Financial Corp.	(2,660)	(44,316)
TD Ameritrade Holding Corp.	(1,260)	(42,777)
Textura Corp.	(545)	(13,739)
Triangle Petroleum Corp.	(2,135)	(17,592)
Twitter, Inc.	(255)	(11,901)
Under Armour, Inc., Class A	(300)	(34,392)
United Therapeutics Corp.	(380)	(35,731)
US Silica Holdings, Inc.	(300)	(11,451)
Valley National Bancorp	(8,400)	(87,444)
Verizon Communications, Inc.	(680)	(32,348)
Vertex Pharmaceuticals, Inc.	(340)	(24,045)
WebMD Health Corp.	(600)	(24,840)
Wendy’s Corp.	(2,440)	(22,253)
Werner Enterprises, Inc.	(835)	(21,301)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United States—(Concluded)
Whole Foods Market, Inc.	(1,040)	$(52,738)
Williams-Sonoma, Inc.	(360)	(23,990)
Wright Medical Group, Inc.	(1,180)	(36,663)
Xerox Corp.	(5,920)	(66,896)
Zimmer Holdings, Inc.	(260)	(24,591)
Zions Bancorporation	(2,395)	(74,197)
Total United States common stocks		(4,721,792)
Total common stocks sold short (proceeds $9,567,573)		(10,353,991)

Investment company—(1.23)%
Industrial Select Sector SPDR Fund (proceeds $196,732)	(3,770)	(197,284)
Total investments sold short (proceeds $9,764,305)		(10,551,275)
Total investments, net of investments sold short—61.96%		9,933,844
Cash and other assets, less liabilities—38.04%		6,097,987
Net assets—100.00%		$16,031,831

UBS Equity Long-Short Multi-Strategy Fund
Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes  was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,039,774
Gross unrealized depreciation	(319,050)
Net unrealized appreciation of investments	$1,720,724

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	305,000	USD	267,001	04/22/14	$(15,467)
JPMCB	EUR	85,000	USD	115,593	04/22/14	(1,503)
JPMCB	GBP	385,000	USD	629,143	04/22/14	(12,613)
JPMCB	JPY	72,900,000	USD	697,799	04/22/14	(8,571)
JPMCB	TRY	975,395	USD	432,782	04/22/14	(20,232)
JPMCB	USD	924,312	EUR	680,000	04/22/14	12,451
JPMCB	USD	97,995	GBP	60,000	04/22/14	2,019
JPMCB	USD	105,574	JPY	11,000,000	04/22/14	1,011
JPMCB	USD	340,755	JPY	34,900,000	04/22/14	(2,588)
JPMCB	USD	37,660	TRY	85,000	04/22/14	1,817
JPMCB	ZAR	1,780,000	USD	156,848	04/22/14	(11,708)
Net unrealized depreciation on forward foreign currency contracts						$(55,384)

UBS Equity Long-Short Multi-Strategy Fund
Portfolio of investments – March 31, 2014 (unaudited)

Portfolio Swap Outstanding5

Counterparty	Description	Termination Date[6]	Value
CSI	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR floating rate.	Twelve month maturities of 06/06/14—04/01/15	$(11,868)

Additional Information for Portfolio Swap

Portfolio swap positions	Notional Values[7]	Current Values[8]	Value[9]

Long Positions

Chile
GeoPark Ltd.	$30,533	$21,811	$(8,722)

France
Carrefour SA	29,755	29,609	(146)
Etablissements Maurel et Prom	80,083	73,479	(6,604)
Peugeot SA	50,628	60,940	10,312
Schneider Electric SA	56,491	56,737	246
Total France	216,957	220,765	3,808

Ireland
Shire PLC	51,403	50,570	(833)

Netherlands
Royal Dutch Shell PLC	62,461	63,594	1,133

Switzerland
Glencore Xstrata PLC	43,872	42,395	(1,477)

United Kingdom
Ashtead Group PLC	29,459	29,759	300
Associated British Foods PLC	35,630	36,627	997
AstraZeneca PLC	36,062	35,480	(582)
Aviva PLC	37,776	37,893	117
Barclays PLC	49,020	38,658	(10,362)
Berkeley Group Holdings PLC	79,023	75,958	(3,065)
BG Group PLC	48,534	49,818	1,284
Big Yellow Group PLC	40,666	44,416	3,750
BP PLC	37,644	36,611	(1,033)
BT Group PLC	112,750	104,450	(8,300)
Burberry Group PLC	28,465	25,815	(2,650)
Capita PLC	77,537	74,550	(2,987)
Dignity PLC	74,897	73,127	(1,770)
Direct Line Insurance Group PLC	98,944	90,375	(8,569)
Essentra PLC	84,077	82,446	(1,631)
Genel Energy PLC	38,519	36,263	(2,256)
Halma PLC	55,169	52,095	(3,074)
Heritage Oil PLC	37,710	53,374	15,664
Imperial Tobacco Group PLC	45,231	50,090	4,859
Kingfisher PLC	27,348	29,471	2,123
London Stock Exchange Group PLC	31,898	31,858	(40)
Meggitt PLC	75,863	72,214	(3,649)
Nichols PLC	69,510	60,034	(9,476)
Old Mutual PLC	103,890	105,970	2,080
Premier Oil PLC	40,112	38,422	(1,690)
Prudential PLC	44,195	41,386	(2,809)
Qinetiq Group PLC	93,945	92,555	(1,390)
Quindell PLC	55,196	59,668	4,472
Reckitt Benckiser Group PLC	69,237	68,845	(392)
Rightmove PLC	95,649	91,609	(4,040)
Rio Tinto PLC	52,502	53,972	1,470
Rockhopper Exploration PLC	42,347	29,749	(12,598)
SABMiller PLC	26,440	26,214	(226)
Taylor Wimpey PLC	80,616	76,948	(3,668)
Vectura Group PLC	75,459	71,376	(4,083)
William Hill PLC	90,092	77,316	(12,776)
Total United Kingdom	2,121,412	2,055,412	(66,000)
Total Long Positions of Portfolio Swap	2,526,638	2,454,547	(72,091)

UBS Equity Long-Short Multi-Strategy Fund
Portfolio of investments – March 31, 2014 (unaudited)

Portfolio swap positions	Notional Values[7]	Current Values[8]	Value[9]

Short Positions

Bermuda
Gulf Keystone Petroleum Ltd.	$(12,734)	$(10,784)	$1,950

Hong Kong
China Coal Energy	(76,674)	(84,394)	(7,720)

Ireland
San Leon Energy PLC	(12,355)	(11,572)	783

Isle of Man
Bahamas Petroleum Company PLC	(23,901)	(14,696)	9,205

South Korea
Korean Air Lines Co., Ltd.	(27,637)	(30,928)	(3,291)

Malaysia
Maxis Bhd	(32,344)	(32,184)	160

Netherlands
Royal Dutch Shell PLC	(13,401)	(13,515)	(114)

Taiwan
Acer Inc	(13,970)	(12,968)	1,002
Cathay Financial Holding Co., Ltd.	(26,396)	(24,786)	1,610
Chang Hwa Bank	(32,107)	(31,414)	693
Compal Electronics Inc	(17,230)	(15,605)	1,625
HTC Corp	(8,777)	(10,048)	(1,271)
Taiwan Glass Industry Corp.	(58,338)	(56,864)	1,474
Total Taiwan	(156,818)	(151,685)	5,133

United Kingdom
African Minerals Ltd.	(10,252)	(8,075)	2,177
Aggreko PLC	(21,872)	(19,143)	2,729
Cable & Wireless Communications PLC	(28,860)	(27,338)	1,522
Croda International PLC	(53,018)	(53,100)	(82)
De La Rue PLC	(81,639)	(81,297)	342
GlaxoSmithKline PLC	(27,555)	(27,063)	492
Iofina PLC	(27,972)	(17,768)	10,204
J Sainsbury PLC	(51,100)	(46,201)	4,899
Marks & Spencer Group PLC	(40,926)	(36,710)	4,216
Ocado Group PLC	(28,169)	(25,264)	2,905
Royal and Sun Alliance PLC	(18,543)	(16,527)	2,016
RSA Insurance Group PLC	(11)	(2,318)	(2,307)
Tesco PLC	(57,702)	(51,794)	5,908
Tullow Oil PLC	(58,244)	(54,868)	3,376
Xcite Energy Ltd.	(24,364)	(15,152)	9,212
Total United Kingdom	(530,227)	(482,618)	47,609

United States
FuelCell Energy, Inc.	(18,360)	(16,368)	1,992

Total Short Positions of Portfolio Swap	(904,451)	(848,744)	55,707

Net Long and Short Positions of Portfolio Swap	1,622,187	1,605,803	(16,384)

Financing Costs and Other Receivables			4,516

Net Swap Agreement, at value			$(11,868)

UBS Equity Long-Short Multi-Strategy Fund
Portfolio of investments – March 31, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Common stocks	$13,369,874	$—	$—	$13,369,874
Preferred stock	106,270	—	—	106,270
Short-term investment	—	7,008,975	—	7,008,975
Forward foreign currency contracts	—	17,298	—	17,298
Total	$13,476,144	$7,026,273	$—	$20,502,417

Liabilities	Level 1	Level 2	Level 3	Total
Description:
Common stocks sold short	$(10,353,991)	$—	$—	$(10,353,991)
Investment company	(197,284)	—	—	(197,284)
Forward foreign currency contracts	—	(72,682)	—	(72,682)
Swap agreement	—	(11,868)	—	(11,868)
Total	$(10,551,275)	$(84,550)	$—	$(10,635,825)

At March 31, 2014, there were no transfers between level 1 and level 2.

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2014 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2014, the value of these securities amounted to $115,733 or 0.72% of net assets.

3	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/13	03/31/14	03/31/14	03/31/14	03/31/14
UBS Cash Management Prime Relationship Fund	$4,066,550	$14,346,046	$13,053,543	$5,359,053	$3,576

4	Interest rate is the discount rate at the date of purchase.
5	Illiquid investment as of March 31, 2014.
6	The twelve month maturity dates are measured from the commencement of investment in each underlying portfolio swap market.
7	Notional value represents the market value (including any fees or commissions) of the long and short positions at the time they are established.
8	Current value represents the market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
9	Value represents the unrealized gain (loss) of the positions at March 31, 2014.

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2014

Common stocks
Airlines	0.60%
Automobiles	2.04
Biotechnology	6.11
Building products	1.08
Capital markets	0.92
Chemicals	3.04
Commercial banks	11.86
Commercial services & supplies	1.59
Computers & peripherals	1.84
Construction materials	1.96
Containers & packaging	0.73
Diversified telecommunication services	1.88
Electrical equipment	1.83
Electronic equipment, instruments & components	1.67
Energy equipment & services	1.75
Food & staples retailing	1.94
Food products	0.49
Health care equipment & supplies	0.79
Health care providers & services	1.27
Hotels, restaurants & leisure	1.95
Household durables	1.66
Household products	1.07
Insurance	7.36
Internet & catalog retail	1.73
IT services	0.68
Life sciences tools & services	1.62
Machinery	1.94
Marine	2.06
Media	0.97
Metals & mining	0.73
Multiline retail	2.22
Oil, gas & consumable fuels	5.51
Personal products	3.68
Pharmaceuticals	1.81
Real estate investment trust (REIT)	1.72
Road & rail	1.15
Semiconductors & semiconductor equipment	8.49
Software	4.74
Wireless telecommunication services	2.05
Total common stocks	96.53%
Preferred stocks	1.60
Right	0.02
Short-term investment	1.80
Investment of cash collateral from securities loaned	0.59
Total investments	100.54%
Liabilities, in excess of cash and other assets	(0.54)
Net assets	100.00%

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks: 96.53%
Australia: 2.32%
Brambles Ltd.	37,764	$324,307
Westfield Group	15,598	148,272
Total Australia common stocks		472,579

Canada: 1.96%
Royal Bank of Canada	3,800	250,549
Teck Resources Ltd., Class B	6,900	148,923
Total Canada common stocks		399,472

China: 2.81%
AIA Group Ltd.	95,238	451,848
Cathay Pacific Airways Ltd.	65,000	121,176
Total China common stocks		573,024

Denmark: 2.06%
AP Moeller - Maersk A/S, Class B	35	419,792

France: 5.53%
Carrefour SA	10,229	395,914
Schneider Electric SA	4,212	373,402
Technip SA	3,454	356,452
Total France common stocks		1,125,768

Germany: 2.93%
HeidelbergCement AG	4,661	399,465
SAP AG	2,451	198,410
Total Germany common stocks		597,875

Israel: 3.70%
Check Point Software Technologies Ltd.*	7,200	486,936
Mellanox Technologies Ltd.*1	6,800	266,084
Total Israel common stocks		753,020

Italy: 1.28%
Intesa Sanpaolo SpA	76,690	259,904

Japan: 13.68%
Hitachi Ltd.	24,000	177,184
Kao Corp.	10,500	372,024
KDDI Corp.	7,200	416,870
Panasonic Corp.	18,000	204,563
Shin-Etsu Chemical Co., Ltd.	2,600	148,571
Shiseido Co., Ltd.	21,500	378,278
Sumitomo Mitsui Financial Group, Inc.	6,700	286,202
THK Co., Ltd.	12,000	269,380
Tokio Marine Holdings, Inc.	8,400	252,126
Toyota Motor Corp.	5,000	282,226
Total Japan common stocks		2,787,424

Netherlands: 5.00%
Koninklijke DSM NV	6,865	471,129
NXP Semiconductor NV*	9,300	546,933
Total Netherlands common stocks		1,018,062

Norway: 3.28%
Statoil ASA	10,128	285,853
Telenor ASA	17,302	383,442
Total Norway common stocks		669,295

Spain: 2.44%
Banco Bilbao Vizcaya Argentaria SA	17,329	208,127
Banco Santander SA	30,203	287,977
Total Spain common stocks		496,104

Sweden: 3.36%
Lundin Petroleum AB*	12,254	251,998
Nordea Bank AB	30,513	432,782
Total Sweden common stocks		684,780

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks: (Concluded)
Switzerland: 3.38%
Novartis AG	4,344	$368,531
Zurich Insurance Group AG*	1,044	320,504
Total Switzerland common stocks		689,035

Taiwan: 1.43%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,600	292,292

United Kingdom: 7.45%
Aberdeen Asset Management PLC	28,800	187,398
Aviva PLC	43,873	348,892
BG Group PLC	22,331	416,035
Compass Group PLC	26,084	397,896
Premier Oil PLC	34,153	167,911
Total United Kingdom common stocks		1,518,132

United States: 33.92%
Acorda Therapeutics, Inc.*	10,700	405,637
Adobe Systems, Inc.*	1,600	105,184
Agilent Technologies, Inc.	2,300	128,616
Alexion Pharmaceuticals, Inc.*	1,820	276,877
Alnylam Pharmaceuticals, Inc.*	5,400	362,556
Amazon.com, Inc.*	1,050	353,346
Apple, Inc.	700	375,718
Applied Materials, Inc.	11,900	242,998
Baxter International, Inc.	2,200	161,876
Bio-Rad Laboratories, Inc., Class A*	1,570	201,148
Broadcom Corp., Class A	12,100	380,908
Cinemark Holdings, Inc.	6,800	197,268
Digital Realty Trust, Inc.[1]	3,800	201,704
Ford Motor Co.	8,500	132,600
Gilead Sciences, Inc.*	1,700	120,462
Jabil Circuit, Inc.	9,100	163,800
JC Penney Co., Inc.*1	13,200	113,784
Lexicon Pharmaceuticals, Inc.*	45,900	79,407
Macy’s, Inc.	5,700	337,953
MetLife, Inc.	2,400	126,720
Mondelez International, Inc., Class A	2,900	100,195
Norfolk Southern Corp.	2,400	233,208
Owens Corning	5,100	220,167
PNC Financial Services Group, Inc.	3,400	295,800
Procter & Gamble Co.	2,700	217,620
Rock-Tenn Co., Class A	1,400	147,798
ServiceSource International, Inc.*	16,500	139,260
Symantec Corp.	8,800	175,736
Timken Co.	2,150	126,377
UnitedHealth Group, Inc.	3,150	258,268
US Bancorp	9,200	394,312
Whirlpool Corp.	900	134,514
Total United States common stocks		6,911,817
Total common stocks (cost $18,262,528)		19,668,375

Preferred stocks: 1.60%
Brazil: 0.76%
Banco Bradesco SA, Preference Shares	11,200	153,957
Germany: 0.84%
Volkswagen AG, Preference shares	662	171,548

Total preferred stocks (cost $325,347)		325,505

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – March 31, 2014 (unaudited)

	Number of rights	Value
Rights: 0.02%
Spain: 0.02%
Banco Bilbao Vizcaya Argentaria SA, expires 4/14/2014* (cost $0)	17,329	$4,058

	Shares
Short-term investment: 1.80%
Investment company: 1.80%
UBS Cash Management Prime Relationship Fund[2] (cost $366,413)	366,413	366,413

Investment of cash collateral from securities loaned: 0.59%
UBS Private Money Market Fund LLC[2] (cost $121,021)	121,021	121,021

Total investments: 100.54% (cost $19,075,309)		20,485,372
Liabilities, in excess of cash and other assets—(0.54)%		(109,698)
Net assets—100.00%		$20,375,674

UBS Global Sustainable Equity Fund (formerly, UBS International Equity Fund)

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,869,192
Gross unrealized depreciation	(459,129)
Net unrealized appreciation of investments	$1,410,063

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Description:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Common stocks	$19,668,375	$—	$—	$19,668,375
Preferred stocks	325,505	—	—	325,505
Right	4,058	—	—	4,058
Short-term investment	—	366,413	—	366,413
Investment of cash collateral from securities loaned	$—	$121,021	$—	$121,021
Total	$19,997,938	$487,434	$—	$20,485,372

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at March 31, 2014.

2                 The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/13	3/31/2014	3/31/2014	3/31/2014	3/31/2014
UBS Cash Management Prime Relationship Fund	$385,436	$4,947,675	$4,966,698	$366,413	$171
UBS Private Money Market Fund LLC[a]	567,869	5,293,382	5,740,230	121,021	21
	$953,305	$10,241,057	$10,706,928	$487,434	$192

a                    The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Defensive Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2014

Common stocks
Aerospace & defense	1.42%
Automobiles	3.62
Beverages	2.67
Biotechnology	5.58
Building products	1.04
Capital markets	3.48
Chemicals	3.37
Commercial banks	3.74
Commercial services & supplies	1.65
Computers & peripherals	5.56
Construction materials	1.51
Consumer finance	1.61
Diversified financial services	5.63
Electronic equipment, instruments & components	1.39
Energy equipment & services	5.91
Food & staples retailing	2.10
Food products	3.33
Health care equipment & supplies	1.30
Health care providers & services	4.09
Hotels, restaurants & leisure	3.24
Industrial conglomerates	2.25
Insurance	5.34
Internet & catalog retail	2.48
IT services	1.50
Life sciences tools & services	1.09
Machinery	1.54
Media	6.34
Multiline retail	2.53
Oil, gas & consumable fuels	4.52
Pharmaceuticals	11.81
Real estate investment trust (REIT)	3.48
Road & rail	4.38
Semiconductors & semiconductor equipment	10.16
Software	5.21
Textiles, apparel & luxury goods	1.36
Tobacco	3.15
Wireless telecommunication services	0.23
Total common stocks	129.61%
Short-term investment	2.64
Options purchased	0.53
Total investments before investments sold short	132.78%

UBS U.S. Defensive Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2014

Investments sold short
Common stocks
Beverages	(0.44)%
Biotechnology	(1.23)
Capital markets	(1.84)
Chemicals	(1.00)
Commercial banks	(1.86)
Commercial services & supplies	(2.01)
Computers & peripherals	(1.89)
Diversified financial services	(0.45)
Electronic equipment, instruments & components	(0.36)
Food & staples retailing	(0.20)
Health care equipment & supplies	(4.20)
Health care providers & services	(1.50)
Hotels, restaurants & leisure	(2.69)
Household products	(0.29)
Insurance	(0.88)
Internet & catalog retail	(0.73)
Internet software & services	(0.43)
IT services	(1.03)
Life sciences tools & services	(1.03)
Media	(1.96)
Pharmaceuticals	(2.34)
Real estate investment trust (REIT)	(0.19)
Semiconductors & semiconductor equipment	(2.01)
Software	(0.95)
Textiles, apparel & luxury goods	(0.81)
Trading companies & distributors	(0.32)
Wireless telecommunication services	(1.21)
Total investments sold short	(33.85)
Total investments, net of investments sold short	98.93%
Cash and other assets, less liabilities	1.07
Net assets	100.00%

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—129.61%
Aerospace & defense—1.42%
General Dynamics Corp.[1]	2,000	$217,840

Automobiles—3.62%
Ford Motor Co.[1]	19,300	301,080
General Motors Co.[1]	7,400	254,708
		555,788
Beverages—2.67%
PepsiCo, Inc.[1]	4,900	409,150

Biotechnology—5.58%
Acorda Therapeutics, Inc.*1	7,250	274,847
Alexion Pharmaceuticals, Inc.*1	900	136,917
Alnylam Pharmaceuticals, Inc.*1	1,800	120,852
Bluebird Bio, Inc.*1	800	18,192
Epizyme, Inc.*1	700	15,939
Gilead Sciences, Inc.*1	2,450	173,607
KaloBios Pharmaceuticals, Inc.*1	5,100	13,821
Lexicon Pharmaceuticals, Inc.*1	47,350	81,916
MacroGenics, Inc.*1	700	19,481
		855,572
Building products—1.04%
Owens Corning[1]	3,700	159,729

Capital markets—3.48%
Invesco Ltd.[1]	4,650	172,050
Morgan Stanley[1]	11,600	361,572
		533,622
Chemicals—3.37%
Air Products & Chemicals, Inc.[1]	1,200	142,848
Monsanto Co.[1]	1,900	216,163
Praxair, Inc.[1]	1,200	157,164
		516,175
Commercial banks—3.74%
US Bancorp[1]	6,400	274,304
Wells Fargo & Co.[1]	6,000	298,440
		572,744
Commercial services & supplies—1.65%
Waste Management, Inc.[1]	6,000	252,420

Computers & peripherals—5.56%
Apple, Inc.[1]	1,135	609,200
NetApp, Inc.[1]	6,600	243,540
		852,740
Construction materials—1.51%
Martin Marietta Materials, Inc.[1]	1,800	231,030

Consumer finance—1.61%
Capital One Financial Corp.[1]	3,200	246,912

Diversified financial services—5.63%
Citigroup, Inc.[1]	9,219	438,824
JPMorgan Chase & Co.[1]	7,000	424,970
		863,794
Electronic equipment, instruments & components—1.39%
Jabil Circuit, Inc.[1]	11,800	212,400

Energy equipment & services—5.91%
Baker Hughes, Inc.[1]	4,800	312,096
Halliburton Co.[1]	3,750	220,837
McDermott International, Inc.*1	15,100	118,082
Noble Corp. PLC[1]	7,800	255,372
		906,387
Food & staples retailing—2.10%
Rite Aid Corp.*1	15,600	97,812

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Food & staples retailing—(concluded)
Walgreen Co.[1]	3,400	$224,502
		322,314
Food products—3.33%
Mondelez International, Inc., Class A1	14,800	511,340

Health care equipment & supplies—1.30%
Baxter International, Inc.[1]	2,700	198,666

Health care providers & services—4.09%
Cardinal Health, Inc.[1]	3,050	213,439
Envision Healthcare Holdings, Inc.*1	3,000	101,490
UnitedHealth Group, Inc.[1]	3,800	311,562
		626,491
Hotels, restaurants & leisure—3.24%
Yum! Brands, Inc.[1]	6,600	497,574

Industrial conglomerates—2.25%
Danaher Corp.[1]	4,600	345,000

Insurance—5.34%
Aon PLC[1]	2,400	202,272
Lincoln National Corp.[1]	5,450	276,151
MetLife, Inc.[1]	6,450	340,560
		818,983
Internet & catalog retail—2.48%
Amazon.com, Inc.*1	1,130	380,268

IT services—1.50%
ServiceSource International, Inc.*1	27,250	229,990

Life sciences tools & services—1.09%
Bio-Rad Laboratories, Inc., Class A*1	1,300	166,556

Machinery—1.54%
Illinois Tool Works, Inc.[1]	2,900	235,857

Media—6.34%
Comcast Corp., Class A1	8,700	435,174
Time Warner, Inc.[1]	2,950	192,724
Walt Disney Co.[1]	4,300	344,301
		972,199
Multiline retail—2.53%
JC Penney Co., Inc.*1	11,000	94,820
Macy’s, Inc.[1]	4,950	293,486
		388,306
Oil, gas & consumable fuels—4.52%
Chevron Corp.[1]	1,300	154,583
EOG Resources, Inc.[1]	1,600	313,872
Exxon Mobil Corp.[1]	2,300	224,664
		693,119
Pharmaceuticals—11.81%
Allergan, Inc.[1]	1,400	173,740
Eli Lilly & Co.[1]	6,100	359,046
Hospira, Inc.*1	5,900	255,175
Impax Laboratories, Inc.*1	9,100	240,422
Johnson & Johnson[1]	700	68,761
Mallinckrodt PLC*1	2,600	164,866
Merck & Co., Inc.[1]	5,850	332,104
Teva Pharmaceutical Industries Ltd. ADR	4,100	216,644
		1,810,758
Real estate investment trust (REIT)—3.48%
American Campus Communities, Inc.[1]	1,900	70,965
Digital Realty Trust, Inc.[1]	4,400	233,552

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
Real estate investment trust (REIT)—(concluded)
Simon Property Group, Inc.[1]	1,400	$229,600
		534,117
Road & rail—4.38%
Hertz Global Holdings, Inc.*1	16,850	448,884
Norfolk Southern Corp.[1]	2,300	223,491
		672,375
Semiconductors & semiconductor equipment—10.16%
Applied Materials, Inc.[1]	16,600	338,972
Broadcom Corp., Class A1	11,300	355,724
Freescale Semiconductor Ltd.*1	4,650	113,506
Mellanox Technologies Ltd.*1	5,000	195,650
Micron Technology, Inc.*1	10,000	236,600
NXP Semiconductor NV*1	5,400	317,574
		1,558,026
Software—5.21%
Adobe Systems, Inc.*1	5,600	368,144
Check Point Software Technologies Ltd.*1	3,900	263,757
Symantec Corp.[1]	8,400	167,748
		799,649
Textiles, apparel & luxury goods—1.36%
Ralph Lauren Corp.[1]	1,300	209,209

Tobacco—3.15%
Philip Morris International, Inc.[1]	5,900	483,033

Wireless telecommunication services—0.23%
NII Holdings, Inc.*1	29,450	35,046
Total common stocks (cost $15,196,327)		19,875,179

Short-term investment—2.64%
Investment company—2.64%
UBS Cash Management Prime Relationship Fund[2] (cost $404,073)	404,073	404,073

	Number of Contracts
Options purchased—0.53%
Put option—0.53%
S&P 500 Index, strike @ USD 1,775, expires May 2014 (cost $143,400)	80	81,280
Total investments before investments sold short—132.78% (cost $15,743,800)		20,360,532

	Shares
Investments sold short—(33.85)%
Common stocks—(33.85)%
Beverages—(0.44)%
Constellation Brands, Inc., Class A	(800)	(67,976)

Biotechnology—(1.23)%
Celgene Corp.	(500)	(69,800)
Cepheid, Inc.	(1,200)	(61,896)
United Therapeutics Corp.	(600)	(56,418)
		(188,114)
Capital markets—(1.84)%
Charles Schwab Corp.	(4,800)	(131,184)
Northern Trust Corp.	(800)	(52,448)

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Capital markets—(concluded)
T. Rowe Price Group, Inc.	(500)	$(41,175)
TD Ameritrade Holding Corp.	(1,700)	(57,715)
		(282,522)
Chemicals—(1.00)%
Ecolab, Inc.	(500)	(53,995)
LyondellBasell Industries NV, Class A	(700)	(62,258)
Sigma-Aldrich Corp.	(400)	(37,352)
		(153,605)
Commercial banks—(1.86)%
Associated Banc-Corp.	(2,650)	(47,859)
Signature Bank	(500)	(62,795)
SVB Financial Group	(600)	(77,268)
TCF Financial Corp.	(2,650)	(44,149)
Zions Bancorporation	(1,700)	(52,666)
		(284,737)
Commercial services & supplies—(2.01)%
Healthcare Services Group, Inc.	(3,300)	(95,898)
Pitney Bowes, Inc.	(5,100)	(132,549)
Stericycle, Inc.	(700)	(79,534)
		(307,981)
Computers & peripherals—(1.89)%
3D Systems Corp.	(1,700)	(100,555)
Hewlett-Packard Co.	(2,100)	(67,956)
Lexmark International, Inc., Class A	(1,500)	(69,435)
NCR Corp.	(1,400)	(51,170)
		(289,116)
Diversified financial services—(0.45)%
Bank of America Corp.	(4,050)	(69,660)

Electronic equipment, instruments & components—(0.36)%
Flextronics International Ltd.	(6,000)	(55,440)

Food & staples retailing—(0.20)%
Whole Foods Market, Inc.	(600)	(30,426)

Health care equipment & supplies—(4.20)%
Abaxis, Inc.	(1,500)	(58,320)
Boston Scientific Corp.	(4,200)	(56,784)
DENTSPLY International, Inc.	(1,200)	(55,248)
DexCom, Inc.	(2,350)	(97,196)
IDEXX Laboratories, Inc.	(500)	(60,700)
Meridian Bioscience, Inc.	(1,700)	(37,043)
PhotoMedex, Inc.	(5,200)	(82,316)
STERIS Corp.	(800)	(38,200)
Tandem Diabetes Care, Inc.	(2,800)	(61,852)
Wright Medical Group, Inc.	(1,600)	(49,712)
Zimmer Holdings, Inc.	(500)	(47,290)
		(644,661)
Health care providers & services—(1.50)%
Bio-Reference Labs, Inc.	(2,700)	(74,736)
Centene Corp.	(1,000)	(62,250)
Owens & Minor, Inc.	(1,100)	(38,533)
Patterson Cos., Inc.	(1,300)	(54,288)
		(229,807)
Hotels, restaurants & leisure—(2.69)%
Buffalo Wild Wings, Inc.	(500)	(74,450)
Choice Hotels International, Inc.	(2,900)	(133,400)
Hyatt Hotels Corp., Class A	(1,600)	(86,096)
Starwood Hotels & Resorts Worldwide, Inc.	(750)	(59,700)
Wendy’s Corp.	(6,400)	(58,368)
		(412,014)

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
Household products—(0.29)%
Clorox Co.	(500)	$(44,005)

Insurance—(0.88)%
American International Group, Inc.	(2,700)	(135,027)

Internet & catalog retail—(0.73)%
Netflix, Inc.	(150)	(52,804)
Priceline.com, Inc.	(50)	(59,595)
		(112,399)
Internet software & services—(0.43)%
WebMD Health Corp.	(1,600)	(66,240)

IT services—(1.03)%
Cognizant Technology Solutions Corp., Class A	(1,400)	(70,854)
Xerox Corp.	(7,750)	(87,575)
		(158,429)
Life sciences tools & services—(1.03)%
Mettler-Toledo International, Inc.	(400)	(94,272)
PerkinElmer, Inc.	(1,400)	(63,084)
		(157,356)
Media—(1.96)%
Discovery Communications, Inc., Class A	(1,300)	(107,510)
Gannett Co., Inc.	(4,800)	(132,480)
Lamar Advertising Co., Class A	(1,200)	(61,188)
		(301,178)
Pharmaceuticals—(2.34)%
AbbVie, Inc.	(1,700)	(87,380)
Endo International PLC	(1,300)	(89,245)
Perrigo Co. PLC	(800)	(123,728)
Sagent Pharmaceuticals, Inc.	(2,500)	(58,425)
		(358,778)
Real estate investment trust (REIT)—(0.19)%
Equity Residential	(500)	(28,995)

Semiconductors & semiconductor equipment—(2.01)%
Advanced Micro Devices, Inc.	(15,100)	(60,551)
First Solar, Inc.	(1,700)	(118,643)
Intel Corp.	(1,800)	(46,458)
Marvell Technology Group Ltd.	(5,200)	(81,900)
		(307,552)
Software—(0.95)%
Citrix Systems, Inc.	(600)	(34,458)
Electronic Arts, Inc.	(2,000)	(58,020)
Red Hat, Inc.	(1,000)	(52,980)
		(145,458)
Textiles, apparel & luxury goods—(0.81)%
Michael Kors Holdings Ltd.	(600)	(55,962)
Under Armour, Inc., Class A	(600)	(68,784)
		(124,746)
Trading companies & distributors—(0.32)%
Fastenal Co.	(1,000)	(49,320)

Wireless telecommunication services—(1.21)%
SBA Communications Corp., Class A	(600)	(54,576)
Sprint Corp.	(14,200)	(130,498)
		(185,074)
Total investments sold short (proceeds $3,801,325)		$(5,190,616)
Total investments, net of investments sold short—98.93%		15,169,916
Cash and other assets, less liabilities—1.07%		163,892
Net assets—100.00%		$15,333,808

UBS U.S. Defensive Equity Fund

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,170,245
Gross unrealized depreciation	(553,513)
Net unrealized appreciation of investments	$4,616,732

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Options written

	Expiration date	Premiums received	Value
Put option
S&P 500 Index, 80 contracts, strike @ USD 1,590.00	May 2014	$31,800	$(14,000)

Written options activity for the period ended March 31, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	92	$64,170
Options written	417	153,368
Options terminated in closing purchase transactions	(429)	(185,738)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2014	80	$31,800

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Common stocks	$19,875,179	$—	$—	$19,875,179
Options purchased	81,280	—	—	81,280
Short-term investment	—	404,073	—	404,073
Total	$19,956,459	$404,073	$—	$20,360,532

Liabilities	Level 1	Level 2	Level 3	Total
Description:
Common stocks sold short	$(5,190,616)	$—	$—	$(5,190,616)
Options written	(14,000)	—	—	(14,000)
Total	$(5,204,616)	$—	$—	$(5,204,616)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.
2	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/13	03/31/14	03/31/14	03/31/14	03/31/14
UBS Cash Management Prime Relationship Fund	$288	$4,654,791	$4,251,006	$404,073	$82

UBS U.S. Equity Opportunity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2014

Common stocks
Automobiles	2.92%
Beverages	2.97
Biotechnology	5.98
Capital markets	3.22
Chemicals	5.14
Commercial banks	3.67
Computers & peripherals	7.79
Diversified financial services	4.43
Electronic equipment, instruments & components	1.50
Energy equipment & services	4.47
Food products	3.54
Health care providers & services	2.73
Hotels, restaurants & leisure	3.49
Insurance	5.69
Internet & catalog retail	3.91
Internet software & services	4.53
IT services	2.71
Life sciences tools & services	1.84
Media	2.98
Oil, gas & consumable fuels	3.48
Pharmaceuticals	3.41
Real estate investment trust (REIT)	1.43
Semiconductors & semiconductor equipment	10.88
Software	2.55
Tobacco	3.06
Total common stocks	98.32%
Investment company
SPDR S&P 500 ETF Trust	0.42
Short-term investment	1.43
Investment of cash collateral from securities loaned	6.07
Total investments	106.24%
Liabilities, in excess of cash and other assets	(6.24)
Net assets	100.00%

1                 Figures represent the direct investments of UBS U.S. Equity Opportunity Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—98.32%
Automobiles—2.92%
Ford Motor Co.	82,100	$1,280,760

Beverages—2.97%
PepsiCo, Inc.	15,600	1,302,600

Biotechnology—5.98%
Acorda Therapeutics, Inc.*	30,100	1,141,091
Alnylam Pharmaceuticals, Inc.*	11,300	758,682
Bluebird Bio, Inc.*1	5,100	115,974
Epizyme, Inc.*1	4,700	107,019
KaloBios Pharmaceuticals, Inc.*	35,500	96,205
Lexicon Pharmaceuticals, Inc.*	144,600	250,158
MacroGenics, Inc.*1	5,400	150,282
		2,619,411
Capital markets—3.22%
Morgan Stanley	45,300	1,412,001

Chemicals—5.14%
Air Products & Chemicals, Inc.	8,700	1,035,648
Monsanto Co.	10,700	1,217,339
		2,252,987
Commercial banks—3.67%
US Bancorp	37,500	1,607,250

Computers & peripherals—7.79%
Apple, Inc.	4,825	2,589,771
NetApp, Inc.	22,300	822,870
		3,412,641
Diversified financial services—4.43%
Citigroup, Inc.	40,754	1,939,890

Electronic equipment, instruments & components—1.50%
Jabil Circuit, Inc.	36,600	658,800

Energy equipment & services—4.47%
Baker Hughes, Inc.	21,900	1,423,938
Noble Corp. PLC	16,300	533,662
		1,957,600
Food products—3.54%
Mondelez International, Inc., Class A	44,900	1,551,295

Health care providers & services—2.73%
UnitedHealth Group, Inc.	14,600	1,197,054

Hotels, restaurants & leisure—3.49%
Yum! Brands, Inc.	20,300	1,530,417

Insurance—5.69%
Lincoln National Corp.	19,400	982,998
MetLife, Inc.	28,600	1,510,080
		2,493,078
Internet & catalog retail—3.91%
Amazon.com, Inc.*	5,100	1,716,252

Internet software & services—4.53%
Google, Inc., Class A*	1,780	1,983,828

IT services—2.71%
ServiceSource International, Inc.*	140,600	1,186,664

Life sciences tools & services—1.84%
Bio-Rad Laboratories, Inc., Class A*	6,300	807,156

Media—2.98%
Walt Disney Co.	16,300	1,305,141

Oil, gas & consumable fuels—3.48%
BP PLC ADR	321	15,440

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
Oil, gas & consumable fuels—(concluded)
EOG Resources, Inc.	7,700	$1,510,509
		1,525,949
Pharmaceuticals—3.41%
Hospira, Inc.*	22,700	981,775
Mallinckrodt PLC*	8,100	513,621
		1,495,396
Real estate investment trust (REIT)—1.43%
Digital Realty Trust, Inc.[1]	11,800	626,344

Semiconductors & semiconductor equipment—10.88%
Applied Materials, Inc.	57,900	1,182,318
Broadcom Corp., Class A	45,000	1,416,600
Mellanox Technologies Ltd.*1	24,100	943,033
Micron Technology, Inc.*	51,800	1,225,588
		4,767,539
Software—2.55%
Check Point Software Technologies Ltd.*1	16,500	1,115,895

Tobacco—3.06%
Philip Morris International, Inc.	16,400	1,342,668
Total common stocks (cost $36,797,489)		43,088,616

Investment company—0.42%
SPDR S&P 500 ETF Trust (cost $169,140)	1,000	187,040

Short-term investment—1.43%
Investment company—1.43%
UBS Cash Management Prime Relationship Fund[2] (cost $626,750)	626,750	626,750

Investment of cash collateral from securities loaned—6.07%
UBS Private Money Market Fund LLC[2] (cost $2,658,311)	2,658,311	2,658,311
Total investments—106.24% (cost $40,251,690)		46,560,717
Liabilities, in excess of cash and other assets—(6.24)%		(2,736,349)
Net assets—100.00%		$43,824,368

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,010,409
Gross unrealized depreciation	(701,382)
Net unrealized appreciation of investments	$6,309,027

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Common stocks	$43,088,616	$—	$—	$43,088,616
Investment company	187,040	—	—	187,040
Short-term investment	—	626,750	—	626,750
Investment of cash collateral from securities loaned	—	2,658,311	—	2,658,311
Total	$43,275,656	$3,285,061	$—	$46,560,717

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2014.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/13	03/31/14	03/31/14	03/31/14	03/31/14
UBS Cash Management Prime Relationship Fund	$1,419,399	$10,248,454	$11,041,103	$626,750	$798
UBS Private Money Market Fund LLC[a]	4,275,608	22,140,388	23,757,685	2,658,311	124
	$5,695,007	$32,388,842	$34,798,788	$3,285,061	$922

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2014

Common stocks
Aerospace & defense	0.56%
Automobiles	2.63
Beverages	2.70
Biotechnology	3.60
Building products	0.81
Capital markets	2.84
Chemicals	3.18
Commercial banks	3.14
Commercial services & supplies	1.32
Computers & peripherals	5.54
Construction materials	1.25
Consumer finance	1.40
Diversified financial services	5.37
Electronic equipment, instruments & components	1.20
Energy equipment & services	5.11
Food & staples retailing	1.36
Food products	2.67
Health care equipment & supplies	0.92
Health care providers & services	1.99
Hotels, restaurants & leisure	2.46
Industrial conglomerates	1.25
Insurance	3.94
Internet & catalog retail	1.74
IT services	1.14
Life sciences tools & services	0.84
Machinery	1.09
Media	4.13
Multiline retail	2.36
Oil, gas & consumable fuels	4.35
Pharmaceuticals	6.35
Real estate investment trust (REIT)	3.36
Road & rail	2.62
Semiconductors & semiconductor equipment	7.24
Software	2.36
Textiles, apparel & luxury goods	0.89
Tobacco	2.77
Wireless telecommunication services	0.27
Total common stocks	96.75%
Investment company
SPDR S&P 500 ETF Trust	0.66
Short-term investment	1.66
Investment of cash collateral from securities loaned	6.15
Total investments	105.22%
Liabilities, in excess of cash and other assets	(5.22)
Net assets	100.00%

1                 Figures represent the direct investments of UBS U.S. Large Cap Equity Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—96.75%
Aerospace & defense—0.56%
General Dynamics Corp.	6,900	$751,548

Automobiles—2.63%
Ford Motor Co.	117,200	1,828,320
General Motors Co.	48,700	1,676,254
		3,504,574
Beverages—2.70%
PepsiCo, Inc.	43,100	3,598,850

Biotechnology—3.60%
Acorda Therapeutics, Inc.*	45,600	1,728,696
Alnylam Pharmaceuticals, Inc.*	13,300	892,962
Bluebird Bio, Inc.*1	6,600	150,084
Epizyme, Inc.*1	6,000	136,620
Gilead Sciences, Inc.*	18,100	1,282,566
Lexicon Pharmaceuticals, Inc.*	271,500	469,695
MacroGenics, Inc.*1	5,000	139,150
		4,799,773
Building products—0.81%
Owens Corning	25,100	1,083,567

Capital markets—2.84%
Invesco Ltd.	32,300	1,195,100
Morgan Stanley	83,400	2,599,578
		3,794,678
Chemicals—3.18%
Air Products & Chemicals, Inc.	10,300	1,226,112
Monsanto Co.	14,700	1,672,419
Praxair, Inc.	10,300	1,348,991
		4,247,522
Commercial banks—3.14%
US Bancorp	55,700	2,387,302
Wells Fargo & Co.	36,350	1,808,049
		4,195,351
Commercial services & supplies—1.32%
Waste Management, Inc.	41,900	1,762,733

Computers & peripherals—5.54%
Apple, Inc.	10,800	5,796,792
NetApp, Inc.	43,100	1,590,390
		7,387,182
Construction materials—1.25%
Martin Marietta Materials, Inc.[1]	13,000	1,668,550

Consumer finance—1.40%
Capital One Financial Corp.	24,200	1,867,272

Diversified financial services—5.37%
Citigroup, Inc.	73,630	3,504,788
JPMorgan Chase & Co.	60,300	3,660,813
		7,165,601
Electronic equipment, instruments & components—1.20%
Jabil Circuit, Inc.	89,200	1,605,600

Energy equipment & services—5.11%
Baker Hughes, Inc.	31,100	2,022,122
Halliburton Co.	36,200	2,131,818
McDermott International, Inc.*	129,300	1,011,126
Noble Corp. PLC	50,500	1,653,370
		6,818,436

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Food & staples retailing—1.36%
Walgreen Co.	27,400	$1,809,222

Food products—2.67%
Mondelez International, Inc., Class A	103,100	3,562,105

Health care equipment & supplies—0.92%
Baxter International, Inc.	16,700	1,228,786

Health care providers & services—1.99%
Envision Healthcare Holdings, Inc.*	19,800	669,834
UnitedHealth Group, Inc.	24,300	1,992,357
		2,662,191
Hotels, restaurants & leisure—2.46%
Yum! Brands, Inc.	43,600	3,287,004

Industrial conglomerates—1.25%
Danaher Corp.	22,200	1,665,000

Insurance—3.94%
Aon PLC	15,900	1,340,052
Lincoln National Corp.	32,600	1,651,842
MetLife, Inc.	43,000	2,270,400
		5,262,294
Internet & catalog retail—1.74%
Amazon.com, Inc.*	6,900	2,321,988

IT services—1.14%
ServiceSource International, Inc.*	180,700	1,525,108

Life sciences tools & services—0.84%
Bio-Rad Laboratories, Inc., Class A*	8,700	1,114,644

Machinery—1.09%
Illinois Tool Works, Inc.	17,900	1,455,807

Media—4.13%
Comcast Corp., Class A	52,700	2,636,054
Walt Disney Co.	35,900	2,874,513
		5,510,567
Multiline retail—2.36%
JC Penney Co., Inc.*1	99,900	861,138
Macy’s, Inc.	38,700	2,294,523
		3,155,661
Oil, gas & consumable fuels—4.35%
Chevron Corp.	11,500	1,367,465
EOG Resources, Inc.	14,300	2,805,231
Exxon Mobil Corp.	16,700	1,631,256
		5,803,952
Pharmaceuticals—6.35%
Allergan, Inc.	9,000	1,116,900
Eli Lilly & Co.	51,800	3,048,948
Hospira, Inc.*	35,800	1,548,350
Impax Laboratories, Inc.*	30,000	792,600
Mallinckrodt PLC*	16,200	1,027,242
Teva Pharmaceutical Industries Ltd. ADR	17,900	945,836
		8,479,876
Real estate investment trust (REIT)—3.36%
Digital Realty Trust, Inc.[1]	42,800	2,271,824
Simon Property Group, Inc.	13,500	2,214,000
		4,485,824
Road & rail—2.62%
Hertz Global Holdings, Inc.*	74,500	1,984,680

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
Road & rail—(concluded)
Norfolk Southern Corp.	15,500	$1,506,135
		3,490,815
Semiconductors & semiconductor equipment—7.24%
Applied Materials, Inc.	128,300	2,619,886
Broadcom Corp., Class A	77,600	2,442,848
Freescale Semiconductor Ltd.*	36,800	898,288
Mellanox Technologies Ltd.*1	29,100	1,138,683
Micron Technology, Inc.*	50,800	1,201,928
NXP Semiconductor NV*	23,100	1,358,511
		9,660,144
Software—2.36%
Check Point Software Technologies Ltd.*1	29,300	1,981,559
Symantec Corp.	58,600	1,170,242
		3,151,801
Textiles, apparel & luxury goods—0.89%
Ralph Lauren Corp.	7,400	1,190,882

Tobacco—2.77%
Philip Morris International, Inc.	45,150	3,696,430

Wireless telecommunication services—0.27%
NII Holdings, Inc.*1	297,200	353,668
Total common stocks (cost $107,588,883)		129,125,006

Investment company—0.66%
SPDR S&P 500 ETF Trust (cost $843,622)	4,700	879,088

Short-term investment—1.66%
Investment company—1.66%
UBS Cash Management Prime Relationship Fund[2] (cost $2,216,182)	2,216,182	2,216,182

Investment of cash collateral from securities loaned—6.15%
UBS Private Money Market Fund LLC[2] (cost $8,213,120)	8,213,120	8,213,120
Total investments—105.22% (cost $118,861,807)		140,433,396
Liabilities, in excess of cash and other assets—(5.22)%		(6,968,639)
Net assets—100.00%		$133,464,757

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$24,764,623
Gross unrealized depreciation	(3,193,034)
Net unrealized appreciation of investments	$21,571,589

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Common stocks	$129,125,006	$—	$—	$129,125,006
Investment company	879,088	—	—	879,088
Short-term investments	—	2,216,182	—	2,216,182
Investment of cash collateral from securities loaned	—	8,213,120	—	8,213,120
Total	$130,004,094	$10,429,302	$—	$140,433,396

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2014.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	6/30/2013	3/31/2014	3/31/2014	3/31/2014	3/31/2014
UBS Cash Management Prime Relationship Fund	$3,425,892	$30,343,400	$31,553,110	$2,216,182	$1,351
UBS Private Money Market Fund LLC[a]	5,190,420	41,722,058	38,699,358	8,213,120	416
	$8,616,312	$72,065,458	$70,252,468	$10,429,302	$1,767

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2014

Common stocks
Aerospace & defense	0.99%
Airlines	2.56
Auto components	3.28
Biotechnology	6.14
Building products	1.13
Capital markets	0.82
Commercial banks	2.10
Commercial services & supplies	0.50
Communications equipment	2.48
Computers & peripherals	2.43
Construction & engineering	1.23
Containers & packaging	0.84
Distributors	0.96
Diversified consumer services	1.74
Diversified telecommunication services	1.25
Electrical equipment	1.58
Electronic equipment, instruments & components	3.54
Energy equipment & services	3.58
Food & staples retailing	2.63
Health care equipment & supplies	3.81
Health care providers & services	2.78
Health care technology	0.98
Hotels, restaurants & leisure	2.28
Household durables	2.65
Internet & catalog retail	4.55
Internet software & services	0.86
IT services	1.11
Machinery	3.01
Media	1.24
Oil, gas & consumable fuels	4.13
Paper & forest products	1.23
Pharmaceuticals	1.51
Professional services	0.35
Road & rail	2.24
Semiconductors & semiconductor equipment	2.73
Software	12.63
Specialty retail	4.93
Thrifts & mortgage finance	1.72
Total common stocks	94.52%
Investment company
iShares Russell 2000 Growth ETF	3.52
Short-term investment	2.11
Investment of cash collateral from securities loaned	16.74
Total investments	116.89%
Liabilities, in excess of cash and other assets	(16.89)
Net assets	100.00%

1                 Figures represent the direct investments of UBS U.S. Small Cap Growth Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments– March 31, 2014 (unaudited)

	Shares	Value
Common stocks—94.52%
Aerospace & defense—0.99%
KEYW Holding Corp.*1	149,400	$2,795,274

Airlines—2.56%
Spirit Airlines, Inc.*	121,300	7,205,220

Auto components—3.28%
Drew Industries, Inc.	49,500	2,682,900
Tenneco, Inc.*	49,100	2,851,237
Tower International, Inc.*	136,300	3,710,086
		9,244,223
Biotechnology—6.14%
Acceleron Pharma, Inc.*1	36,300	1,252,350
Celldex Therapeutics, Inc.*	59,000	1,042,530
Cepheid, Inc.*	76,200	3,930,396
Dyax Corp.*	165,200	1,483,496
Exact Sciences Corp.*1	122,100	1,730,157
Karyopharm Therapeutics, Inc.*1	26,400	815,496
Medivation, Inc.*	27,200	1,750,864
Receptos, Inc.*	40,700	1,706,958
Seattle Genetics, Inc.*	37,300	1,699,388
Synageva BioPharma Corp.*	18,500	1,534,945
uniQure B.V.	22,700	352,985
		17,299,565
Building products—1.13%
NCI Building Systems, Inc.*	182,100	3,179,466

Capital markets—0.82%
FXCM, Inc., Class A1	155,800	2,301,166

Commercial banks—2.10%
Columbia Banking System, Inc.	74,100	2,113,332
National Bank Holdings Corp., Class A	98,500	1,976,895
Webster Financial Corp.	59,200	1,838,752
		5,928,979
Commercial services & supplies—0.50%
Clean Harbors, Inc.*	25,900	1,419,061

Communications equipment—2.48%
Ciena Corp.*1	129,600	2,947,104
Finisar Corp.*	108,821	2,884,845
Procera Networks, Inc.*1	110,500	1,148,095
		6,980,044
Computers & peripherals—2.43%
Nimble Storage, Inc.*1	77,400	2,932,686
Stratasys Ltd.*	37,000	3,925,330
		6,858,016
Construction & engineering—1.23%
EMCOR Group, Inc.	73,800	3,453,102

Containers & packaging—0.84%
Rock-Tenn Co., Class A	22,356	2,360,123

Distributors—0.96%
LKQ Corp.*	102,200	2,692,970

Diversified consumer services—1.74%
Grand Canyon Education, Inc.*	104,800	4,894,160

Diversified telecommunication services—1.25%
Cogent Communications Group, Inc.	99,200	3,524,576

UBS U.S. Small Cap Growth Fund

Portfolio of investments– March 31, 2014 (unaudited)

	Shares	Value
Electrical equipment—1.58%
EnerSys	64,100	$4,441,489

Electronic equipment, instruments & components—3.54%
InvenSense, Inc.*1	185,700	4,395,519
OSI Systems, Inc.*	52,100	3,118,706
Universal Display Corp.*	76,700	2,447,497
		9,961,722
Energy equipment & services—3.58%
Bristow Group, Inc.	49,200	3,715,584
Hornbeck Offshore Services, Inc.*	61,500	2,571,315
Pioneer Energy Services Corp.*	292,800	3,791,760
		10,078,659
Food & staples retailing—2.63%
Susser Holdings Corp.*1	60,800	3,798,176
United Natural Foods, Inc.*	50,800	3,602,736
		7,400,912
Health care equipment & supplies—3.81%
Antares Pharma, Inc.*1	400,000	1,400,000
Insulet Corp.*	94,400	4,476,448
LDR Holding Corp.*	46,200	1,586,046
Tandem Diabetes Care, Inc.*	80,300	1,773,827
Thoratec Corp.*	41,600	1,489,696
		10,726,017
Health care providers & services—2.78%
Air Methods Corp.*	70,200	3,750,786
IPC The Hospitalist Co., Inc.*	43,700	2,144,796
Mednax, Inc.*	31,200	1,933,776
		7,829,358
Health care technology—0.98%
Castlight Health, Inc., Class B*1	58,200	1,235,004
HMS Holdings Corp.*	79,635	1,517,047
		2,752,051
Hotels, restaurants & leisure—2.28%
Buffalo Wild Wings, Inc.*	22,500	3,350,250
Popeyes Louisiana Kitchen, Inc.*	75,600	3,072,384
		6,422,634
Household durables—2.65%
Meritage Homes Corp.*	76,000	3,182,880
Ryland Group, Inc.	83,400	3,330,162
TRI Pointe Homes, Inc.*1	57,800	938,094
		7,451,136
Internet & catalog retail—4.55%
Coupons.com, Inc.*	110,400	2,721,360
HomeAway, Inc.*	104,700	3,944,049
Shutterfly, Inc.*	65,300	2,787,004
zulily, Inc., Class A*1	66,800	3,352,692
		12,805,105
Internet software & services—0.86%
Benefitfocus, Inc.*1	32,500	1,526,525
Care.com, Inc.*1	54,000	893,700
		2,420,225
IT services—1.11%
EPAM Systems, Inc.*	95,100	3,128,790

Machinery—3.01%
Chart Industries, Inc.*	47,000	3,738,850

UBS U.S. Small Cap Growth Fund

Portfolio of investments– March 31, 2014 (unaudited)

	Shares	Value
Machinery—(concluded)
Wabash National Corp.*	187,949	$2,586,178
Woodward, Inc.	52,000	2,159,560
		8,484,588
Media—1.24%
Imax Corp.*1	127,800	3,492,774

Oil, gas & consumable fuels—4.13%
Bonanza Creek Energy, Inc.*	69,400	3,081,360
Gulfport Energy Corp.*	34,800	2,477,064
Kodiak Oil & Gas Corp.*	300,900	3,652,926
Solazyme, Inc.*1	208,000	2,414,880
		11,626,230
Paper & forest products—1.23%
Boise Cascade Co.*	120,800	3,459,712

Pharmaceuticals—1.51%
Nektar Therapeutics*	78,100	946,572
Pacira Pharmaceuticals, Inc.*	25,500	1,784,745
Questcor Pharmaceuticals, Inc.[1]	23,300	1,512,869
		4,244,186
Professional services—0.35%
Paylocity Holding Corp.*	41,400	995,670

Road & rail—2.24%
Con-way, Inc.	70,800	2,908,464
Saia, Inc.*	89,300	3,412,153
		6,320,617
Semiconductors & semiconductor equipment—2.73%
Cavium, Inc.*	81,900	3,581,487
Magnachip Semiconductor Corp.*	145,900	2,033,846
Skyworks Solutions, Inc.*	55,500	2,082,360
		7,697,693
Software—12.63%
A10 Networks, Inc.*1	278,300	4,185,632
FleetMatics Group PLC*1	100,000	3,345,000
Infoblox, Inc.*	164,400	3,297,864
NICE Systems Ltd. ADR	38,700	1,728,342
Proofpoint, Inc.*	176,000	6,526,080
Qlik Technologies, Inc.*	109,100	2,900,969
Silver Spring Networks, Inc.*	110,300	1,917,014
Synchronoss Technologies, Inc.*	84,300	2,890,647
Tableau Software, Inc., Class A*	24,100	1,833,528
Ultimate Software Group, Inc.*	36,304	4,973,648
Varonis Systems, Inc.*	55,100	1,970,376
		35,569,100
Specialty retail—4.93%
ANN, Inc.*	69,000	2,862,120
Asbury Automotive Group, Inc.*	73,700	4,076,347
Container Store Group, Inc.*1	52,800	1,792,560
Francesca’s Holdings Corp.*1	54,517	988,938
Restoration Hardware Holdings, Inc.*	56,600	4,165,194
		13,885,159
Thrifts & mortgage finance—1.72%
Essent Group Ltd.*	105,500	2,369,530

UBS U.S. Small Cap Growth Fund

Portfolio of investments– March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
Thrifts & mortgage finance—(concluded)
EverBank Financial Corp.	125,900	$2,484,007
		4,853,537
Total common stocks (cost $188,841,158)		266,183,309

Investment company—3.52%
iShares Russell 2000 Growth ETF (cost $9,820,623)[1]	73,000	9,932,380

Short-term investment—2.11%
Investment company—2.11%
UBS Cash Management Prime Relationship Fund[2] (cost $5,949,613)	5,949,613	5,949,613

Investment of cash collateral from securities loaned—16.74%
UBS Private Money Market Fund LLC[2] (cost $47,137,632)	47,137,632	47,137,632
Total investments—116.89% (cost $251,749,026)		329,202,934
Liabilities, in excess of cash and other assets—(16.89)%		(47,579,228)
Net assets—100.00%		$281,623,706

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes  was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$82,515,350
Gross unrealized depreciation	(5,061,442)
Net unrealized appreciation of investments	$77,453,908

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Common stocks	$266,183,309	$—	$—	$266,183,309
Investment company	9,932,380	—	—	9,932,380
Short-term investment	—	5,949,613	—	5,949,613
Investment of cash collateral from securities loaned	—	47,137,632	—	47,137,632
Total	$276,115,689	$53,087,245	$—	$329,202,934

At March 31, 2014 there were no transfers between Levels 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2014.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/13	03/31/14	03/31/14	03/31/14	03/31/14
UBS Cash Management Prime Relationship Fund	$3,491,150	$46,638,371	$44,179,908	$5,949,613	$4,140
UBS Private Money Market Fund LLC[a]	27,876,921	230,252,070	210,991,359	47,137,632	2,268
	$31,368,071	$276,890,441	$255,171,267	$53,087,245	$6,408

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2014

Investment companies
iShares Emerging Markets Local Currency Bond ETF	1.78%
iShares iBoxx $ High Yield Corporate Bond ETF	17.28
iShares iBoxx $ Investment Grade Corporate Bond ETF	15.57
iShares JP Morgan USD Emerging Markets Bond ETF	1.77
iShares MSCI Switzerland Capped ETF	1.76
iShares TIPS Bond ETF	3.44
SPDR Barclays Convertible Securities ETF	3.42
Total investment companies	45.02%
Short-term investments	48.40
Investment of cash collateral from securities loaned	14.04
Total investments	107.46%
Liabilities, in excess of cash and other assets	(7.46)
Net assets	100.00%

1      Figures represent the direct investments of UBS Asset Growth Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Investment companies—45.02%
iShares Emerging Markets Local Currency Bond ETF[1]	11,447	$569,488
iShares iBoxx $ High Yield Corporate Bond ETF[1]	58,503	5,522,098
iShares iBoxx $ Investment Grade Corporate Bond ETF[1]	42,516	4,973,097
iShares JP Morgan USD Emerging Markets Bond ETF[1]	5,069	564,788
iShares MSCI Switzerland Capped ETF	16,345	561,287
iShares TIPS Bond ETF	9,820	1,100,822
SPDR Barclays Convertible Securities ETF[1]	22,561	1,091,727
Total investment companies (cost $14,133,071)		14,383,307

	Face Amount
Short-term investments—48.40%
US government obligation—21.91%
US Treasury Bills
0.101%, due 05/29/14[3]	2,000,000	1,999,906
0.089%, due 04/24/14[3]	2,000,000	1,999,945
0.060%, due 08/07/14[1,3]	2,000,000	1,999,644
0.093%, due 05/01/14[3]	1,000,000	999,969
(cost $6,999,058)		6,999,464

	Shares
Investment company—26.49%
UBS Cash Management Prime Relationship Fund[2] (cost $8,462,266)	8,462,266	8,462,266
Total short - term investments (cost $15,461,324)		15,461,730
Investment of cash collateral from securities loaned—14.04%
UBS Private Money Market Fund LLC[2] (cost $4,484,567)	4,484,567	4,484,567
Total investments—107.46% (cost $34,078,962)		34,329,604
Liabilities, in excess of cash and other assets—(7.46)%		(2,382,954)
Net assets—100.00%		$31,946,650

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes  was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$269,226
Gross unrealized depreciation	(18,584)
Net unrealized appreciation of investments	$250,642

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – March 31, 2014 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 23 contracts (USD)	June 2014	$2,753,389	$2,735,922	$(17,467)
Index futures buy contracts:
E-mini S&P 500 Index, 92 contracts (USD)	June 2014	8,513,427	8,577,160	63,733
EURO STOXX 50 Index, 202 contracts (EUR)	June 2014	8,365,861	8,626,844	260,983
FTSE 100 Index, 53 contracts (GBP)	June 2014	5,782,691	5,781,768	(923)
Mini MSCI Emerging Markets Index, 135 contracts (USD)	June 2014	6,383,273	6,656,176	272,903
SPI 200 Index, 22 contracts (AUD)	June 2014	2,736,675	2,750,808	14,133
TOPIX Index, 36 contracts (JPY)	June 2014	4,267,940	4,195,901	(72,039)
Currency futures buy contracts:
Australian Dollar, 9 contracts (USD)	June 2014	806,702	830,250	23,548
Euro, 15 contracts (USD)	June 2014	2,598,615	2,582,625	(15,990)
Great Britain Pound, 18 contracts (USD)	June 2014	1,868,126	1,874,475	6,349
Japanese Yen, 11 contracts (USD)	June 2014	1,353,451	1,332,650	(20,801)
Currency futures sell contracts:
Swiss Franc, 2 contracts (USD)	June 2014	(285,793)	(282,950)	2,843
Net unrealized appreciation on futures contracts				$517,272

Written options activity for the period ended March 31, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	8	$67,311
Options written	—	—
Options terminated in closing purchase transactions	(8)	(67,311)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2014	—	$—

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Investment companies	$14,383,307	$—	$—	$14,383,307
Short-term investments	—	15,461,730	—	15,461,730
Investment of cash collateral from securities loaned	—	4,484,567	—	4,484,567
Futures contracts	644,492	—	—	644,492
Total	$15,027,799	$19,946,297	$—	$34,974,096

Liabilities	Level 1	Level 2	Level 3	Total
Description:
Futures contracts	(127,220)	—	—	(127,220)
Total	$(127,220)	$—	$—	$(127,220)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

UBS Asset Growth Fund (formerly, UBS Global Frontier Fund)

Portfolio of investments – March 31, 2014 (unaudited)

Portfolio footnotes

1                 Security, or portion thereof, was on loan at March 31, 2014.

2                 The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/13	03/31/14	03/31/14	03/31/14	03/31/14	03/31/14	03/31/14
UBS Cash Management Prime Relationship Fund	$8,739,483	$25,784,029	$26,061,246	$—	$—	$8,462,266	$5,306
UBS Private Money Market Fund LLC[a]	274,676	25,049,877	20,839,986	—	—	4,484,567	82
UBS Emerging Markets Equity Relationship Fund	4,625,410	—	4,763,744	65,878	72,456	—	—
UBS Global Corporate Relationship Fund	—	835,000	855,550	20,550	—	—	—
UBS High Yield Relationship Fund	2,457,795	435,000	3,020,532	475,616	(347,879)	—	—
UBS International Equity Relationship Fund	5,251,216	—	5,901,640	1,860,481	(1,210,057)	—	—
	$21,348,580	$52,103,906	$61,442,698	$2,422,525	$(1,485,480)	$12,946,833	$5,388

a                    The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

3                 Interest rate is the discount rate at the date of purchase.

UBS Dynamic Alpha Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2014

Bonds
Corporate bonds
Airlines	0.09%
Beverages	1.33
Biotechnology	0.19
Building materials	0.13
Capital markets	1.90
Chemicals	0.40
Commercial banks	8.46
Commercial services & supplies	0.41
Communications equipment	0.37
Computers & peripherals	0.32
Construction & engineering	0.26
Consumer finance	1.17
Containers & packaging	0.25
Diversified financial services	4.87
Diversified telecommunication services	2.92
Electric utilities	3.00
Energy equipment & services	0.12
Food & staples retailing	0.13
Food products	0.84
Gas utilities	0.83
Health care equipment & supplies	0.41
Health care providers & services	0.23
Hotels, restaurants & leisure	0.15
Industrial conglomerates	0.27
Insurance	4.01
Internet & catalog retail	0.08
IT services	0.16
Life sciences tools & services	0.05
Marine	0.20
Media	1.87
Metals & mining	1.07
Multi-utilities	0.59
Oil, gas & consumable fuels	4.67
Pharmaceuticals	0.72
Real estate investment trust (REIT)	0.05
Real estate management & development	0.11
Road & rail	0.49
Software	0.26
Specialty retail	0.15
Thrifts & mortgage finance	0.37
Tobacco	1.30
Transportation infrastructure	0.71
Water utilities	0.10
Wireless telecommunication services	0.88
Total corporate bonds	46.89%
Collateralized debt obligation	0.00 [1]
Mortgage & agency debt security	0.01
Non-US government obligations	6.13
Supranational bonds	0.52
Total bonds	53.55%
Short-term investments	32.34
Options purchased	0.89
Total investments	86.78%
Cash and other assets, less liabilities	13.22
Net assets	100.00%

1      Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
Bonds—53.55%
Corporate bonds—46.89%
Australia—1.72%
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43	$285,000		$301,582
Commonwealth Bank of Australia,
1.125%, due 03/13/17	620,000		617,609
2.250%, due 03/16/17[1]	1,130,000		1,161,040
National Australia Bank,
2.750%, due 03/09/17	1,050,000		1,094,945
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[2]	EUR	500,000	689,215
3.500%, due 10/09/18[1]	$400,000		407,175
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[2]	405,000		396,015
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	245,000	381,740
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]	$300,000		332,122
Transurban Finance Co. Pty Ltd.,
2.500%, due 10/08/20	EUR	210,000	296,178
Total Australia corporate bonds			5,677,621

Belgium—0.13%
Elia System Operator SA,
3.250%, due 04/04/28[2]	300,000		429,752

Bermuda—0.18%
Bacardi Ltd.,
2.750%, due 07/03/23[2]	440,000		613,167

Brazil—0.29%
BRF SA,
3.950%, due 05/22/23[1]	$420,000		374,850
Vale SA,
5.625%, due 09/11/42	630,000		588,225
Total Brazil corporate bonds			963,075

Canada—1.76%
Bank of Montreal,
6.020%, due 05/02/18	CAD	415,000	431,071
Bank of Nova Scotia,
4.100%, due 06/08/17	615,000		593,120
Barrick Gold Corp.,
4.100%, due 05/01/23	$285,000		270,361
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16	420,000		423,988
3.400%, due 01/14/16	CAD	455,000	424,498
Greater Toronto Airports Authority,
6.980%, due 10/15/32	285,000		351,716
Hydro One, Inc.,
5.360%, due 05/20/36	285,000		298,803
Nexen, Inc.,
6.400%, due 05/15/37	$420,000		481,267
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	400,000	370,290
Suncor Energy, Inc.,
6.500%, due 06/15/38	$520,000		642,579
Thomson Reuters Corp.,
1.300%, due 02/23/17	520,000		517,377
Toronto-Dominion Bank,
3.367%, due 11/02/20[3]	CAD	550,000	510,184

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
Total Capital Canada Ltd.,
1.875%, due 07/09/20[2]	EUR	200,000	$279,847
Xstrata Finance Canada Ltd.,
2.700%, due 10/25/17[1]	$240,000		242,904
Total Canada corporate bonds			5,838,005

Cayman Islands—0.78%
Hutchison Whampoa Europe Finance 13 Ltd.,
3.750%, due 05/10/18[2,3,4]	EUR	320,000	432,516
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]	$550,000		669,449
New York Life Funding,
5.125%, due 02/03/15	GBP	300,000	517,515
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	550,000	822,299
XLIT Ltd.,
5.250%, due 12/15/43		$140,000	148,382
Total Cayman Islands corporate bonds			2,590,161

China—0.33%
AIA Group Ltd.,
1.750%, due 03/13/18[2]	560,000		549,752
2.250%, due 03/11/19[1]	275,000		271,803
Sinopec Group Overseas Development 2013 Ltd.,
2.625%, due 10/17/20[2]	EUR	200,000	278,667
Total China corporate bonds			1,100,222

Denmark—0.33%
AP Moeller - Maersk A/S,
3.375%, due 08/28/19[2]		450,000	671,274
DONG Energy A/S,
4.875%, due 01/12/32[2]	GBP	250,000	424,052
Total Denmark corporate bonds			1,095,326

Finland—0.58%
Elenia Finance Oyj,
2.875%, due 12/17/20	EUR	550,000	774,650
Pohjola Bank PLC,
1.750%, due 08/29/18	300,000		419,557
Teollisuuden Voima Oyj,
4.625%, due 02/04/19[2]	460,000		711,936
Total Finland corporate bonds			1,906,143

France—1.80%
BNP Paribas SA,
2.700%, due 08/20/18	$415,000		423,240
5.186%, due 06/29/15[2,3,4]	235,000		243,169
Credit Logement SA,
1.454%, due 06/16/14[2,3,4]	EUR	200,000	237,094
Dexia Credit Local SA,
5.375%, due 07/21/14[2]	595,000		830,420
Electricite de France,
5.250%, due 01/29/23[1,3,4]	$305,000		305,458
5.625%, due 01/29/23[1,3,4]	280,000		282,276
6.950%, due 01/26/39[1]	250,000		317,115

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
France—(concluded)
Eutelsat SA,
2.625%, due 01/13/20	EUR	200,000	$284,427
Rhodia SA,
6.875%, due 09/15/20[1]		$340,000	373,140
Societe Des Autoroutes Paris-Rhin-Rhone,
2.250%, due 01/16/20	EUR	600,000	843,376
Societe Generale SA,
5.000%, due 01/17/24[1]		$405,000	403,594
Total Capital International SA,
1.550%, due 06/28/17	1,055,000		1,065,375
Veolia Environnement SA,
6.750%, due 04/24/19	EUR	195,000	335,190
Total France corporate bonds			5,941,874

Germany—0.76%
Mondi Consumer Packaging International AG,
9.750%, due 07/15/17[2]	560,000		827,417
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[2,3]	800,000		1,299,021
RWE AG,
4.625%, due 09/28/15[2,3,4]	275,000		387,927
Total Germany corporate bonds			2,514,365

Israel—0.12%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		$390,000	390,648

Ireland—0.41%
CRH Finance Ltd.,
7.375%, due 05/28/14[2]	300,000		417,305
GE Capital European Funding,
6.025%, due 03/01/38	390,000		747,073
Perrigo Co. PLC,
4.000%, due 11/15/23[1]		200,000	199,923
Total Ireland corporate bonds			1,364,301

Italy—1.52%
Assicurazioni Generali SpA,
4.875%, due 11/11/14[2]	EUR	195,000	275,504
Ei Towers SpA,
3.875%, due 04/26/18	285,000		414,282
Intesa Sanpaolo SpA,
3.625%, due 08/12/15[1]		$235,000	241,108
3.875%, due 01/16/18	320,000		331,199
4.375%, due 10/15/19[2]	EUR	500,000	768,606
Snam SpA,
3.875%, due 03/19/18[2]	560,000		840,763
Telecom Italia SpA,
6.125%, due 12/14/18	650,000		1,009,287
Terna Rete Elettrica Nazionale SpA,
4.125%, due 02/17/17	265,000		395,697
UniCredit SpA,
6.375%, due 05/02/23[2,3]		$690,000	740,543
Total Italy corporate bonds			5,016,989

Japan—0.12%
Japan Tobacco, Inc.,
2.100%, due 07/23/18[1]	250,000		249,879
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17	160,000		159,340
Total Japan corporate bonds			409,219

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
Jersey, Channel Islands—0.76%
AA Bond Co., Ltd.,
4.720%, due 07/31/18[2]	GBP	275,000	$479,795
Gatwick Funding Ltd.,
5.250%, due 01/23/24[2]	250,000		$453,173
Heathrow Funding Ltd.,
4.600%, due 02/15/18[2]	EUR	565,000	872,010
HSBC Capital Funding LP,
5.130%, due 03/29/16[3,4]	170,000		248,253
QBE Capital Funding III Ltd.,
7.250%, due 05/24/41[2,3]	$430,000		460,100
Total Jersey, Channel Islands corporate bonds			2,513,331

Luxembourg—0.39%
ArcelorMittal,
9.500%, due 02/15/15	655,000		699,212
Enel Finance International SA,
6.000%, due 10/07/39[1]	450,000		470,138
SES,
3.600%, due 04/04/23[1]	125,000		121,151
Total Luxembourg corporate bonds			1,290,501

Mexico—0.32%
America Movil SAB de CV,
5.000%, due 03/30/20	695,000		762,554
Coca-Cola Femsa SAB de CV,
2.375%, due 11/26/18	300,000		300,180
Total Mexico corporate bonds			1,062,734

Netherlands—4.15%
ABN Amro Bank NV,
4.875%, due 01/16/19[2]	GBP	350,000	641,980
Achmea BV,
2.500%, due 11/19/20	EUR	850,000	1,188,436
Allianz Finance II BV,
4.375%, due 02/17/17[3,4]	395,000		572,741
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18	495,000		710,237
British American Tobacco Holdings The Netherlands BV,
2.375%, due 01/19/23[2]	550,000		755,495
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[2]	540,000		757,322
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, due 03/19/18	$830,000		823,331
Deutsche Telekom International Finance BV,
4.000%, due 01/19/15	EUR	580,000	821,338
6.500%, due 04/08/22	GBP	170,000	337,456
E.ON International Finance BV,
6.650%, due 04/30/38[1]	$90,000		113,314
EDP Finance BV,
3.250%, due 03/16/15[2]	EUR	300,000	420,731
Generali Finance BV,
4.750%, due 05/12/14	100,000		138,381
Heineken NV,
2.125%, due 08/04/20[2]	545,000		761,918
Koninklijke KPN NV,
6.500%, due 01/15/16	550,000		831,129
LYB International Finance BV,
5.250%, due 07/15/43	$255,000		268,533
Nomura Europe Finance NV,
1.875%, due 05/29/18[2]	EUR	500,000	687,916

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
Petrobras Global Finance BV,
3.250%, due 04/01/19[2]	EUR	250,000	$345,273
4.375%, due 05/20/23	$185,000		169,632
5.625%, due 05/20/43	90,000		76,180
Repsol International Finance BV,
4.250%, due 02/12/16[2]	EUR	400,000	583,669
4.750%, due 02/16/17	350,000		530,289
Royal Bank of Scotland NV,
0.935%, due 03/09/15[3]	$400,000		395,700
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66[3]	GBP	260,000	467,789
SPP Infrastructure Financing BV,
3.750%, due 07/18/20[2]	EUR	205,000	292,952
TenneT Holding BV,
6.655%, due 06/01/17[3,4]	250,000		381,575
Volkswagen International Finance NV,
2.125%, due 01/19/15[2]	470,000		655,822
Total Netherlands corporate bonds			13,729,139

Norway—0.36%
DNB Bank ASA,
3.200%, due 04/03/17[1]	$450,000		472,646
Statoil ASA,
3.125%, due 08/17/17	370,000		390,210
4.800%, due 11/08/43	295,000		315,120
Total Norway corporate bonds			1,177,976

Portugal—0.13%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	300,000	441,126

Qatar—0.11%
Qtel International Finance Ltd.,
3.875%, due 01/31/28[1]	$400,000		363,000

South Korea—0.10%
GS Caltex Corp.,
5.500%, due 04/24/17[2]	300,000		327,075

Spain—1.05%
Banco de Sabadell SA,
3.375%, due 01/23/18	EUR	200,000	293,640
BBVA Senior Finance SAU,
3.250%, due 03/21/16	100,000		143,456
BBVA US Senior SAU,
4.664%, due 10/09/15	$460,000		483,092
Santander International Debt SAU,
4.625%, due 03/21/16[2]	EUR	1,000,000	1,469,264
Telefonica Emisiones SAU,
4.710%, due 01/20/20[2]	700,000		1,097,060
Total Spain corporate bonds			3,486,512

Sweden—0.62%
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]	$700,000		787,682
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	890,000		918,133
Vattenfall AB,
6.750%, due 01/31/19	EUR	200,000	341,974
Total Sweden corporate bonds			2,047,789

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
Turkey—0.06%
Coca-Cola Icecek AS,
4.750%, due 10/01/18[1]	$200,000		$206,500

United Kingdom—6.76%
Abbey National Treasury Services PLC,
1.750%, due 01/15/18[2]	EUR	540,000	753,473
4.000%, due 03/13/24	$470,000		474,050
Anglian Water Services Financing PLC,
4.500%, due 02/22/26[2]	GBP	200,000	322,354
Arqiva Financing PLC,
4.040%, due 06/30/20[2]	525,000		883,667
4.882%, due 12/31/32[2]	250,000		422,624
Aviva PLC,
4.729%, due 11/28/14[3,4]	EUR	445,000	616,963
Barclays Bank PLC,
2.250%, due 05/10/17[1]	$660,000		678,658
5.750%, due 08/17/21[2]	GBP	255,000	488,448
6.625%, due 03/30/22[2]	EUR	250,000	418,517
BG Energy Capital PLC,
5.125%, due 12/07/17[2]	GBP	220,000	405,350
BP Capital Markets PLC,
1.375%, due 05/10/18	$410,000		401,357
2.750%, due 05/10/23	210,000		196,957
British Telecommunications PLC,
8.500%, due 12/07/16[2]	GBP	350,000	682,349
BUPA Finance PLC,
6.125%, due 09/16/20[3,4]	250,000		435,585
Centrica PLC,
5.375%, due 10/16/43[1]	$200,000		205,750
Diageo Capital PLC,
3.875%, due 04/29/43	285,000		260,318
EE Finance PLC,
4.375%, due 03/28/19[2]	GBP	345,000	599,707
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17	$330,000		331,907
1.500%, due 05/08/17	140,000		140,809
HSBC Holdings PLC,
5.100%, due 04/05/21	855,000		955,979
6.500%, due 09/15/37	1,125,000		1,331,037
Imperial Tobacco Finance PLC,
2.050%, due 02/11/18[1]	620,000		615,034
9.000%, due 02/17/22[2]	GBP	90,000	200,231
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2,3]	535,000		853,296
Lloyds Bank PLC,
1.080%, due 07/11/16[3]	EUR	260,000	354,607
7.500%, due 04/15/24	GBP	340,000	727,584
11.875%, due 12/16/21[2,3]	EUR	245,000	423,593
Lloyds Banking Group PLC,
5.875%, due 07/08/14	230,000		320,835
National Express Group PLC,
6.250%, due 01/13/17	GBP	200,000	366,796
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[2]	330,000		536,279
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19	225,000		426,976

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
United Kingdom—(concluded)
Royal Bank of Scotland PLC,
5.375%, due 09/30/19[2]	EUR	215,000	$345,174
6.934%, due 04/09/18	260,000		408,545
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[3,4]	GBP	172,000	295,567
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]	$930,000		843,733
SSE PLC,
2.000%, due 06/17/20	EUR	250,000	348,278
Standard Chartered PLC,
4.000%, due 07/12/22[2,3]	$950,000		968,297
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[2]	GBP	247,950	441,821
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	400,000		699,393
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[2]	650,000		1,176,280
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[2]	200,000		377,050
WPP PLC,
6.625%, due 05/12/16[2]	EUR	405,000	623,769
Total United Kingdom corporate bonds			22,358,997

United States—21.18%
21st Century Fox America, Inc.,
6.200%, due 12/15/34	$685,000		798,376
ABB Finance USA, Inc.,
2.875%, due 05/08/22	415,000		403,576
AbbVie, Inc.,
2.900%, due 11/06/22	510,000		490,968
4.400%, due 11/06/42	305,000		298,378
Aetna, Inc.,
2.200%, due 03/15/19	125,000		123,945
4.750%, due 03/15/44	85,000		86,269
Alltel Corp.,
7.875%, due 07/01/32	415,000		559,317
Altria Group, Inc.,
4.250%, due 08/09/42	1,170,000		1,036,732
American Express Credit Corp.,
1.300%, due 07/29/16	275,000		277,141
American International Group, Inc.,
3.375%, due 08/15/20	545,000		556,386
American Tower Corp.,
3.400%, due 02/15/19	160,000		163,958
Anadarko Petroleum Corp.,
6.375%, due 09/15/17	975,000		1,116,195
Apache Corp.,
4.750%, due 04/15/43	705,000		708,721
AT&T, Inc.,
2.500%, due 03/15/23	EUR	310,000	430,786
5.550%, due 08/15/41	$540,000		566,898
Bank of America Corp.,
1.875%, due 01/10/19	EUR	1,375,000	1,915,621
5.875%, due 02/07/42	$285,000		329,540
Bank of New York Mellon Corp.,
1.350%, due 03/06/18	1,065,000		1,046,852
Baxter International, Inc.,
3.200%, due 06/15/23	655,000		638,910

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

		Face amount	Value
BB&T Corp.,
1.600%, due 08/15/17		$280,000	$280,813
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		245,000	240,877
Boston Scientific Corp.,
6.000%, due 01/15/20		510,000	585,357
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		715,000	724,383
Capital One Financial Corp.,
1.000%, due 11/06/15		795,000	796,126
CF Industries, Inc.,
5.150%, due 03/15/34		385,000	395,858
Chevron Corp.,
2.355%, due 12/05/22		225,000	211,442
2.427%, due 06/24/20		215,000	213,464
Cisco Systems, Inc.,
2.900%, due 03/04/21		135,000	134,928
Citigroup, Inc.,
0.977%, due 05/31/17[3]	EUR	565,000	761,093
4.050%, due 07/30/22		$410,000	411,583
5.500%, due 02/15/17		425,000	469,124
6.000%, due 08/15/17		1,230,000	1,394,158
Coca-Cola Co.,
1.800%, due 09/01/16		525,000	537,510
Comcast Corp.,
4.750%, due 03/01/44		135,000	137,029
ConocoPhillips,
4.600%, due 01/15/15		525,000	541,972
DIRECTV Holdings LLC,
5.000%, due 03/01/21		840,000	903,145
Duke Energy Corp.,
3.050%, due 08/15/22		510,000	496,198
Energy Transfer Partners LP,
6.050%, due 06/01/41		540,000	585,113
Enterprise Products Operating LLC,
4.850%, due 03/15/44		410,000	408,957
5.200%, due 09/01/20		285,000	318,118
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		400,000	437,026
Exxon Mobil Corp.,
0.921%, due 03/15/17		70,000	69,984
1.819%, due 03/15/19		400,000	397,136
Five Corners Funding Trust,
4.419%, due 11/15/23[1]		490,000	502,131
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		1,170,000	1,215,231
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, due 03/15/20		350,000	340,487
3.875%, due 03/15/23		715,000	683,664
General Electric Capital Corp.,
1.000%, due 12/11/15		765,000	770,390
4.375%, due 09/16/20		525,000	570,218
6.750%, due 03/15/32		1,200,000	1,542,879
General Electric Co.,
4.125%, due 10/09/42		245,000	235,419
Georgia Power Co.,
0.750%, due 08/10/15		375,000	375,705
5.400%, due 06/01/40		380,000	423,096
Gilead Sciences, Inc.,
2.050%, due 04/01/19		300,000	297,295
4.800%, due 04/01/44		320,000	329,409

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

		Face amount	Value
Glencore Funding LLC,
2.500%, due 01/15/19[1]		$425,000	$410,396
Goldman Sachs Group, Inc.,
3.250%, due 02/01/23[2]	EUR	640,000	919,697
4.375%, due 03/16/17[2]		900,000	1,350,513
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		$265,000	247,261
Hewlett-Packard Co.,
2.625%, due 12/09/14		1,045,000	1,059,044
International Business Machines Corp.,
3.375%, due 08/01/23		525,000	525,009
JPMorgan Chase & Co.,
1.800%, due 01/25/18		475,000	473,901
3.200%, due 01/25/23		2,460,000	2,385,388
Juniper Networks, Inc.,
4.500%, due 03/15/24		330,000	334,097
Kellogg Co.,
1.875%, due 11/17/16		385,000	392,589
Kinder Morgan Energy Partners LP,
3.500%, due 03/01/21		95,000	94,625
5.000%, due 03/01/43		565,000	537,952
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		415,000	434,569
Laboratory Corp. of America Holdings,
2.500%, due 11/01/18		220,000	219,228
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]		530,000	537,868
Lincoln National Corp.,
4.200%, due 03/15/22		680,000	712,563
Lorillard Tobacco Co.,
6.875%, due 05/01/20		110,000	128,644
McKesson Corp.,
4.883%, due 03/15/44		135,000	136,836
Medtronic, Inc.,
4.625%, due 03/15/44		130,000	133,574
Merck & Co., Inc.,
6.550%, due 09/15/37		305,000	395,734
MetLife, Inc.,
4.875%, due 11/13/43		580,000	602,171
Metropolitan Life Global Funding I,
2.375%, due 09/30/19[2]	EUR	630,000	901,300
Microsoft Corp.,
2.625%, due 05/02/33		400,000	529,110
3.500%, due 11/15/42		$395,000	341,724
Mondelez International, Inc.,
2.375%, due 01/26/21	EUR	730,000	1,014,823
5.375%, due 02/10/20		$414,000	468,028
Monongahela Power Co.,
5.400%, due 12/15/43[1]		220,000	241,272
Morgan Stanley,
2.125%, due 04/25/18		1,155,000	1,152,469
2.375%, due 03/31/21	EUR	280,000	385,796
2.500%, due 01/24/19		$475,000	473,677
6.375%, due 07/24/42		220,000	268,372
Mosaic Co.,
5.450%, due 11/15/33		250,000	270,287
Motorola Solutions, Inc.,
6.000%, due 11/15/17		310,000	354,344

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

		Face amount	Value
Mylan, Inc.,
2.600%, due 06/24/18		$130,000	$130,976
NBCUniversal Media LLC,
4.375%, due 04/01/21		825,000	895,312
5.150%, due 04/30/20		620,000	700,437
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		246,000	317,713
PacifiCorp,
6.000%, due 01/15/39		475,000	587,623
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[2]	EUR	295,000	473,464
PepsiCo, Inc.,
1.250%, due 08/13/17		$280,000	279,275
Philip Morris International, Inc.,
1.750%, due 03/19/20	EUR	450,000	619,992
PNC Funding Corp.,
2.700%, due 09/19/16		$375,000	389,763
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		255,000	246,497
QVC, Inc.,
4.375%, due 03/15/23		250,000	246,367
Republic Services, Inc.,
5.250%, due 11/15/21		875,000	978,157
Reynolds American, Inc.,
6.750%, due 06/15/17		610,000	703,281
SABMiller Holdings, Inc.,
1.875%, due 01/20/20[2]	EUR	500,000	694,185
Sempra Energy,
6.000%, due 10/15/39		$415,000	494,999
SLM Corp.,
6.250%, due 01/25/16		650,000	698,750
Southwestern Electric Power Co.,
6.200%, due 03/15/40		555,000	669,954
SunTrust Bank/Atlanta GA,
1.350%, due 02/15/17		815,000	815,248
SunTrust Banks, Inc.,
2.350%, due 11/01/18		320,000	320,114
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		360,000	335,894
Thermo Fisher Scientific, Inc.,
4.150%, due 02/01/24		80,000	82,307
5.300%, due 02/01/44		80,000	86,213
Time Warner Cable, Inc.,
5.000%, due 02/01/20		990,000	1,081,181
Time Warner, Inc.,
5.350%, due 12/15/43		290,000	309,054
Transocean, Inc.,
6.800%, due 03/15/38		375,000	404,534
Travelers Cos., Inc.,
4.600%, due 08/01/43		100,000	102,338
Union Pacific Corp.,
4.750%, due 12/15/43		95,000	97,636
United Airlines Pass Through Trust,
4.000%, due 04/11/26		310,000	311,163
US Bancorp,
1.650%, due 05/15/17		515,000	521,284
Valero Energy Corp.,
6.625%, due 06/15/37		515,000	619,795
Verizon Communications, Inc.,
2.500%, due 09/15/16		790,000	818,021
2.550%, due 06/17/19		215,000	216,242
3.250%, due 02/17/26	EUR	130,000	184,986
4.500%, due 09/15/20		$410,000	445,278
4.750%, due 02/17/34	GBP	100,000	167,019
6.550%, due 09/15/43		$980,000	1,192,596

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

Face amount	Value
United States—(concluded)
Viacom, Inc.,
2.500%, due 09/01/18	$95,000	$96,065
Virginia Electric and Power Co.,
Series A, 6.000%, due 05/15/37	265,000	324,090
Wachovia Corp.,
5.750%, due 02/01/18	1,330,000	1,522,831
Waste Management, Inc.,
6.125%, due 11/30/39	320,000	387,210
WEA Finance LLC,
5.750%, due 09/02/15[1]	350,000	373,279
WellPoint, Inc.,
5.100%, due 01/15/44	200,000	207,625
Williams Partners LP,
4.300%, due 03/04/24	155,000	155,687
WM Wrigley Jr Co.,
2.000%, due 10/20/17[1]	80,000	80,194
Xcel Energy, Inc.,
4.700%, due 05/15/20	240,000	264,591
4.800%, due 09/15/41	230,000	236,541
Yum! Brands, Inc.,
5.350%, due 11/01/43	460,000	480,462
Total United States corporate bonds	70,084,971

Virgin Islands, British—0.07%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[1]	250,000	232,862
Total corporate bonds (cost $149,904,253)	155,173,381

Collateralized debt obligation—0.00%[5]
Cayman Islands—0.00%[5]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[6] (cost $8,110,118)	8,000,000	8,000

Mortgage & agency debt security—0.01%
United States—0.01%
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.784%, due 04/25/35[3] (cost $95,489)	779,769	44,053

Non-US government obligations—6.13%
Australia—5.63%
Government of Australia,
4.250%, due 07/21/17	AUD	6,482,000	6,222,708
4.500%, due 04/15/20	6,376,000	6,195,748
4.750%, due 06/15/16	6,440,000	6,214,639
18,633,095
Italy—0.50%
Buoni Poliennali Del Tesoro,
3.000%, due 04/01/14	EUR	1,195,000	1,646,398
Total Non-US government obligations (cost $20,102,778)	20,279,493

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
Supranational bonds—0.52%
Asian Development Bank,
1.000%, due 12/15/15	GBP	250,000	$418,221
European Investment Bank,
3.000%, due 12/07/15	275,000		474,990
Inter-American Development Bank,
0.625%, due 12/15/15	275,000		457,031
International Finance Corp.,
0.625%, due 12/15/15	225,000		374,025
Total supranational bonds (cost $1,619,951)			1,724,267
Total bonds (cost $179,832,589)			177,229,194

	Shares
Short-term investments—32.34%
Investment company—11.97%
UBS Cash Management Prime Relationship Fund[7] (cost $39,599,990)	39,599,990		39,599,990

US government obligations—20.37%
US Treasury Bills
0.091%, due 05/29/14[8]	33,800,000		33,798,398
0.082%, due 05/01/14[8]	33,626,000		33,624,957
(cost $67,418,711)			67,423,355
Total short - term investments (cost $107,018,701)			107,023,345

	Number of contracts
Options purchased—0.89%
Call options—0.89%
EURO STOXX 50 Index, strike @ EUR 3,200, expires June 2014	925		638,437
FTSE 100 Index, strike @ GBP 6,600, expires June 2014	178		356,103
Hong Kong Hang Seng Index, strike @ HKD 23,600, expires June 2014	118		82,911
NIKKEI 225 Index, strike @ JPY 15,000, expires June 2014	111		586,107
NIKKEI 225 Index, strike @ JPY 15,500, expires June 2014	212		718,888
S&P 500 Index, strike @ USD 1,850, expires June 2014	103		556,200

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Notional Amount	Value
Options purchased on credit default swaps on credit indices: 0.00%[5,6]
Expiring 06/18/14. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.IG Series 22 Index and the Fund pays quarterly fixed rate of 1.000%. Underlying credit default swap terminating 06/20/19. European style. Counterparty: DB	2,100,000	$2,805

Total options purchased (cost $3,653,125)		2,941,451

Total investments—86.78% (cost $290,504,415)		287,193,990
Cash and other assets, less liabilities—13.22%		43,744,481
Net assets—100.00%		$330,938,471

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,963,326
Gross unrealized depreciation	(10,273,751)
Net unrealized depreciation of investments	$(3,310,425)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	CAD	11,220,000	USD	10,098,374	06/11/14	$(33,788)
CIBC	GBP	16,390,000	USD	27,312,788	06/11/14	2,732
CSI	AUD	7,390,000	JPY	674,859,973	06/11/14	(279,512)
HSBC	USD	6,078,380	PLN	18,635,000	06/11/14	56,772
JPMCB	USD	2,189,713	JPY	222,800,000	06/11/14	(30,303)
JPMCB	USD	13,358,617	PHP	598,800,000	06/11/14	(28,744)
SSB	AUD	30,605,000	USD	27,199,582	06/11/14	(1,046,281)
SSB	CHF	20,755,000	USD	23,478,507	06/11/14	(11,958)
SSB	EUR	38,885,000	USD	53,487,095	06/11/14	(76,862)
SSB	NZD	40,530,000	USD	33,720,960	06/11/14	(1,251,023)
SSB	USD	6,286,950	MXN	84,000,000	06/11/14	111,993
Net unrealized depreciation on forward foreign currency contracts						$(2,586,974)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 118 contracts (USD)	June 2014	$16,720,878	$17,047,312	$326,434
US Treasury futures sell contracts:
US Ultra Bond, 4 contracts (USD)	June 2014	(579,995)	(577,875)	2,120
2 Year US Treasury Notes, 143 contracts (USD)	June 2014	(31,446,035)	(31,397,438)	48,597
5 Year US Treasury Notes, 261 contracts (USD)	June 2014	(31,240,356)	(31,046,765)	193,591
10 Year US Treasury Notes, 376 contracts (USD)	June 2014	(46,784,866)	(46,436,000)	348,866
Index futures buy contracts:
E-mini Industrial, 308 contracts (USD)	June 2014	15,620,682	16,071,440	450,758
E-mini S&P 500 Index, 11 contracts (USD)	June 2014	5,082,864	5,127,651	44,787
FTSE MIB Index, 46 contracts (EUR)	June 2014	6,468,159	6,780,793	312,634
MSCI Taiwan Index, 165 contracts (USD)	April 2014	5,008,542	5,152,950	144,408
S&P Toronto Stock Exchange 60 Index, 65 contracts (CAD)	June 2014	9,632,706	9,619,177	(13,529)
TOPIX Index, 40 contracts (JPY)	June 2014	4,741,374	4,662,113	(79,261)
Index futures sell contracts:
E-mini Consumer Staples, 378 contracts (USD)	June 2014	(15,610,077)	(16,238,880)	(628,803)
Mini MSCI Emerging Markets Index, 99 contracts (USD)	June 2014	(4,590,778)	(4,881,194)	(290,416)
SPI 200 Index, 74 contracts (AUD)	June 2014	(9,165,944)	(9,252,716)	(86,772)
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 397 contracts (AUD)	June 2014	39,974,819	39,909,073	(65,746)
Canadian Government 10 Year Bond, 12 contracts (CAD)	June 2014	1,406,038	1,410,366	4,328
Euro-Bobl, 16 contracts (EUR)	June 2014	2,762,172	2,763,455	1,283
Euro-Bund, 23 contracts (EUR)	June 2014	4,526,954	4,543,132	16,178
Euro-OAT Futures, 135 contracts (EUR)	June 2014	25,127,107	25,343,869	216,762
Long Gilt, 13 contracts (GBP)	June 2014	2,359,068	2,373,838	14,770
Interest rate futures sell contracts:
Euro-Bund, 75 contracts (EUR)	June 2014	(14,762,143)	(14,814,559)	(52,416)
Japanese Government 10 Year Bond, 18 contracts (JPY)	June 2014	(25,246,791)	(25,220,753)	26,038
Long Gilt, 9 contracts (GBP)	June 2014	(1,632,582)	(1,643,427)	(10,845)
Net unrealized appreciation on futures contracts				$923,766

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
DB	EUR	32,600,000	11/01/21	2.698%	6 month EURIBOR	$—	$(4,524,997)	$(4,524,997)
GSI	EUR	31,200,000	06/21/21	6 month EURIBOR	3.325%	—	6,851,329	6,851,329
						$—	$2,326,332	$2,326,332

Credit default swaps on corporate issues—buy protection10

Counterparty	Referenced obligation[11]	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Next PLC bond, 5.375%, due 10/26/21	EUR	300,000	03/20/18	1.000%	$(2,573)	$(9,793)	$(12,366)
CSFB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	1,460,000	03/20/19	1.000	57,526	(54,134)	3,392
GSI	Gas Natural Capital Markets SA bond, 4.500%, due 01/27/20	EUR	605,000	09/20/18	1.000	(35,000)	(9,369)	(44,369)
GSI	Iberdrola Finanzas SAU bond, 3.500%, due 06/22/15	EUR	605,000	09/20/18	1.000	(35,000)	(8,093)	(43,093)
GSI	Solvay SA bond, 4.625%, due 06/27/18	EUR	590,000	09/20/18	1.000	(7,053)	(10,958)	(18,011)
JPMCB	Bayer AG bond, 5.625%, due 05/23/18	EUR	585,000	03/20/18	1.000	9,740	(22,203)	(12,463)
JPMCB	Holcim Ltd bond, 4.375%, due 12/09/14	EUR	610,000	06/20/18	1.000	(12,969)	(3,866)	(16,835)
JPMCB	HSBC Bank PLC bond, 4.000%, due 01/15/21	EUR	300,000	09/20/18	1.000	338	(7,565)	(7,227)
JPMCB	Enel SpA bond, 5.250%, 06/20/17	EUR	620,000	03/20/19	1.000	(9,034)	(5,775)	(14,809)
						$(34,025)	$(131,756)	$(165,781)

Credit default swaps on corporate issues—sell protection12

Counterparty	Referenced obligation[11]	Notional amount		Termination date	Payments received by the Fund[9]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)	Credit spread[13]
CITI	Glencore International AG bond, 6.500%, 02/27/19	EUR	355,000	06/20/19	1.000%	$23,344	$(19,229)	$4,115	1.800%
JPMCB	Standard Chartered Bank PLC bond, 0.782%, due 10/15/14	EUR	300,000	09/20/18	1.000	7,946	(1,231)	6,715	1.080
JPMCB	Barrick Gold Corp. bond, 5.800%, due 11/15/34	USD	415,000	12/20/18	1.000	14,405	(10,449)	3,956	1.570
JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR	595,000	06/20/19	1.000	9,097	(11,987)	(2,890)	1.300
						$54,792	$(42,896)	$11,896

Centrally cleared credit default swap on credit indices—buy protection10

Referenced index[11]	Notional amount		Termination date	Payments made by the Fund[9]	Value	Unrealized depreciation
CDX.NA.IG.Series 20 Index	USD	63,200,000	06/20/18	1.000%	$(1,262,856)	$(1,066,110)
iTraxx Europe Series 20	EUR	5,860,000	12/20/18	1.000	(123,076)	(59,488)
					$(1,385,932)	$(1,125,598)

Centrally cleared credit default swap on credit indices—sell protection12

Referenced index[11]	Notional amount		Termination date	Payments recieved by the Fund[9]	Value	Unrealized appreciation	Credit spread[13]
CDX.NA.HY.Series 20 Index	USD	61,700,000	06/20/18	5.000%	$5,515,466	$1,833,518	2.730%

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

Written options activity for the period ended March 31, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	—	$—
Options written	1,065	1,496,905
Options terminated in closing purchase transactions	(1,065)	(1,496,905)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2014	—	$—

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Corporate bonds	$—	$155,173,381	$—	$155,173,381
Collateralized debt obligation	—	—	8,000	8,000
Mortgage & agency debt security	—	44,053	—	44,053
Non-US government obligations	—	20,279,493	—	20,279,493
Supranational bonds	—	1,724,267	—	1,724,267
Short-term investments	—	107,023,345	—	107,023,345
Options purchased	2,938,646	2,805	—	2,941,451
Forward foreign currency contracts	—	171,497	—	171,497
Futures contracts	2,151,554	—	—	2,151,554
Swap agreements	—	12,366,795	—	12,366,795
Total	$5,090,200	$296,785,636	$8,000	$301,883,836

Liabilities	Level 1	Level 2	Level 3	Total
Description:
Forward foreign currency contracts	$—	$(2,758,471)	$—	$(2,758,471)
Futures contracts	(1,227,788)	—	—	(1,227,788)
Swap agreements	—	(6,085,581)	—	(6,085,581)
Total	$(1,227,788)	$(8,844,052)	$—	$(10,071,840)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

	Collateralized debt obligation	Total
Assets
Beginning balance	$8,000	$8,000
Purchases	—	—
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	(2,833)	(2,833)
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	2,833	2,833
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$8,000	$8,000

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2014 was $2,833.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $14,648,302 or 4.43% of net assets.

2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2014, the value of these securities amounted to $38,795,150 or 11.72% of net assets.

3	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2014 and changes periodically.
4	Perpetual bond security. The maturity date reflects the next call date.
5	Amount represents less than 0.005%.
6	Illiquid investment as of March 31, 2014.
7	The table below details the Fund’s investment in a fund advised by the same advisor as the Funds. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2014 (unaudited)

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/13	03/31/14	03/31/14	03/31/14	03/31/14
UBS Cash Management Prime Relationship Fund	$124,331,234	$151,068,402	$235,799,646	$39,599,990	$11,405
UBS Private Money Market Fund LLC[a]	851,700	9,971,450	10,823,150	—	58
	$125,182,934	$161,039,852	$246,622,796	$39,599,990	$11,463

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

8	Interest rate is the discount rate at the date of purchase.
9	Payments made or received are based on the notional amount.
10

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
12

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2014

Common stocks
Aerospace & defense	0.38%
Air freight & logistics	0.01
Airlines	0.68
Auto components	0.04
Automobiles	1.44
Banks	3.70
Beverages	0.59
Biotechnology	0.87
Building products	0.33
Capital markets	0.81
Chemicals	1.31
Commercial services & supplies	0.12
Communications equipment	0.12
Construction & engineering	0.06
Construction materials	0.49
Consumer finance	0.27
Diversified financial services	1.01
Diversified telecommunication services	0.39
Electric utilities	0.28
Electrical equipment	0.44
Electronic equipment, instruments & components	0.47
Energy equipment & services	1.05
Food & staples retailing	0.73
Food products	1.56
Health care equipment & supplies	0.18
Health care providers & services	0.36
Hotels, restaurants & leisure	0.54
Household durables	0.41
Industrial conglomerates	0.88
Insurance	2.91
Internet & catalog retail	0.58
Internet software & services	0.70
IT services	0.43
Leisure products	0.23
Life sciences tools & services	0.07
Machinery	0.68
Marine	0.32
Media	1.46
Metals & mining	1.25
Multiline retail	0.24
Multi-utilities	0.25
Oil, gas & consumable fuels	2.17
Paper & forest products	0.14
Personal products	0.48
Pharmaceuticals	3.46
Real estate investment trust (REIT)	0.65
Real estate management & development	0.31
Road & rail	0.51
Semiconductors & semiconductor equipment	1.52
Software	1.51
Specialty retail	0.33
Technology hardware, storage & peripherals	0.88
Textiles, apparel & luxury goods	0.65
Tobacco	0.76
Trading companies & distributors	0.62
Wireless telecommunication services	0.91
Total common stocks	43.54%
Bonds
Mortgage & agency debt securities	0.13%
US government obligations	3.31
Non-US government obligations	7.16
Total bonds	10.60%
Investment companies
iShares JP Morgan USD Emerging Markets Bond ETF	2.32
UBS Emerging Markets Equity Relationship Fund	7.32
UBS Global Corporate Bond Relationship Fund	2.30
UBS High Yield Relationship Fund	7.23
Total investment companies	19.17%
Warrant	0.03
Short-term investment	23.68
Investment of cash collateral from securities loaned	4.02
Total investments	101.04%
Liabilities, in excess of cash and other assets	(1.04)
Net assets	100.00%

1                 Figures represent the direct investments of UBS Global Allocation Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—43.54%
Australia—0.21%
Westfield Group	138,613	$1,317,634

Brazil—0.14%
AMBEV SA ADR	10,000	74,100
BRF SA	7,700	153,729
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,000	175,040
Cielo SA	12,700	404,732
Cosan Ltd., Class A	4,000	45,600
Total Brazil common stocks		853,201

Canada—1.46%
Canadian Oil Sands Ltd.	86,000	1,804,016
Canadian Pacific Railway Ltd.[1]	3,300	496,419
Lightstream Resources Ltd.[1]	103,675	527,050
Petrobank Energy & Resources Ltd.*	85,000	29,218
Royal Bank of Canada	45,700	3,013,182
Suncor Energy, Inc.	66,600	2,326,030
Teck Resources Ltd., Class B	43,000	928,069
Total Canada common stocks		9,123,984

China—1.41%
AIA Group Ltd.	579,517	2,749,465
Airtac International Group	4,000	41,442
Angang Steel Co., Ltd., H Shares*	80,000	49,301
Baidu, Inc. ADR*	3,620	551,616
Brilliance China Automotive Holdings Ltd.	324,000	495,409
China Railway Group Ltd., H Shares	303,000	141,021
China Shenhua Energy Co., Ltd., H Shares	35,000	101,076
CIMC Enric Holdings Ltd.	124,000	174,893
Coolpad Group Ltd.	44,000	21,613
Ctrip.com International Ltd. ADR*1	4,840	244,033
Industrial & Commercial Bank of China Ltd., H Shares	116,000	71,336
Jardine Matheson Holdings Ltd.	34,400	2,169,952
Kerry Logistics Network Ltd.*	59,500	87,296
Kingsoft Corp., Ltd.	5,000	19,693
Minth Group Ltd.	44,000	89,628
Ping An Insurance Group Co. of China Ltd., H Shares	30,500	252,840
Shimao Property Holdings Ltd.	71,500	156,707
Sohu.com, Inc.*1	2,500	162,725
Tencent Holdings Ltd.	11,700	813,788
Youku Tudou, Inc. ADR*1	4,700	131,788
ZTE Corp., H Shares	161,400	313,374
Total China common stocks		8,838,996

Cyprus—0.02%
QIWI PLC ADR	3,700	128,205

Denmark—0.32%
AP Moeller - Maersk A/S, Class B	165	1,979,020

Finland—0.43%
Sampo Oyj, Class A	51,584	2,675,586

France—1.23%
Carrefour SA	80,054	3,098,496
Peugeot SA*	121,726	2,296,594
Schneider Electric SA	25,746	2,282,429
Total France common stocks		7,677,519

Germany—1.57%
Aixtron SE*1	77,027	1,259,600
Bayer AG	24,492	3,312,731
E.ON SE	78,734	1,539,159

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
HeidelbergCement AG	20,131	$1,725,299
ThyssenKrupp AG*	74,669	2,002,321
Total Germany common stocks		9,839,110

India—0.07%
Dr Reddy’s Laboratories Ltd. ADR	10,000	439,000

Indonesia—0.10%
Alam Sutera Realty Tbk PT	1,937,100	101,459
Ciputra Development Tbk PT	991,700	101,265
Lippo Karawaci Tbk PT	1,095,700	104,651
Media Nusantara Citra Tbk PT	233,500	54,059
Summarecon Agung Tbk PT	401,200	37,612
Surya Semesta Internusa Tbk PT	972,000	81,713
Wijaya Karya Persero Tbk PT	598,800	125,980
Total Indonesia common stocks		606,739

Ireland—1.17%
Bank of Ireland*	4,526,829	1,921,343
Mallinckrodt PLC*	9,000	570,690
Ryanair Holdings PLC ADR*	36,800	2,164,208
Shire PLC	54,605	2,680,973
Total Ireland common stocks		7,337,214

Israel—0.74%
Check Point Software Technologies Ltd.*1	49,100	3,320,633
Mellanox Technologies Ltd.*1	19,700	770,861
Teva Pharmaceutical Industries Ltd. ADR	10,316	545,098
Total Israel common stocks		4,636,592

Italy—0.49%
Intesa Sanpaolo SpA	905,295	3,068,062

Japan—5.34%
Asahi Glass Co., Ltd.	201,000	1,164,540
Astellas Pharma, Inc.	193,000	2,288,737
Fuji Heavy Industries Ltd.	51,300	1,387,682
Hitachi Ltd.	227,000	1,675,861
ITOCHU Corp.	224,600	2,624,305
Japan Airlines Co., Ltd.	37,200	1,830,897
KDDI Corp.	49,600	2,871,769
Mitsubishi UFJ Financial Group, Inc.	419,700	2,305,575
ORIX Corp.	162,900	2,293,210
Panasonic Corp.	195,300	2,219,512
Sankyo Co., Ltd.	33,600	1,414,445
Shin-Etsu Chemical Co., Ltd.	33,500	1,914,286
Shiseido Co., Ltd.	128,100	2,253,835
Sumitomo Realty & Development Co., Ltd.	30,000	1,174,829
THK Co., Ltd.	86,800	1,948,511
Tokio Marine Holdings, Inc.	51,900	1,557,779
Toyota Motor Corp.	43,700	2,466,659
Total Japan common stocks		33,392,432

Luxembourg—0.03%
Ternium SA ADR	6,200	183,396

Macau—0.10%
Melco Crown Entertainment Ltd. ADR*	4,300	166,195
Sands China Ltd.	57,600	430,338
Total Macau common stocks		596,533

Malaysia—0.09%
Axiata Group Bhd	100,600	205,482
Malayan Banking Bhd	58,400	173,117

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Malaysia—(concluded)
Sapurakencana Petroleum Bhd*	149,800	$206,431
Total Malaysia common stocks		585,030

Mexico—0.24%
Alfa SAB de CV, Class A	118,000	298,446
Alsea SAB de CV	96,000	349,278
Cemex SAB de CV ADR*1	15,452	195,159
Grupo Financiero Banorte SAB de CV, Class O	68,000	457,465
Grupo Televisa SAB ADR	6,300	209,727
Total Mexico common stocks		1,510,075

Netherlands—0.78%
Koninklijke DSM NV	30,861	2,117,918
NXP Semiconductor NV*	14,600	858,626
Wolters Kluwer NV	67,886	1,915,354
Total Netherlands common stocks		4,891,898

Norway—0.38%
Telenor ASA	106,396	2,357,919

Panama—0.03%
Copa Holdings SA, Class A	1,200	174,228

Philippines—0.12%
Alliance Global Group, Inc.	565,000	359,070
Metropolitan Bank & Trust Co.*	119,905	206,682
SM Investments Corp.	9,796	154,001
Total Philippines common stocks		719,753

Russia—0.03%
Magnit OJSC GDR[2]	1,298	71,130
MegaFon OAO GDR[2]	5,000	140,750
Total Russia common stocks		211,880

South Africa—0.19%
Aspen Pharmacare Holdings Ltd.	15,916	425,263
Life Healthcare Group Holdings Ltd.	23,182	84,797
Naspers Ltd., Class N	4,219	465,396
Standard Bank Group Ltd.[1]	14,571	192,103
Total South Africa common stocks		1,167,559

South Korea—0.46%
Amorepacific Corp.	168	198,863
CJ Korea Express Co., Ltd.*	1,307	138,749
CJ O Shopping Co., Ltd.	208	71,186
Hankook Tire Co., Ltd.	3,178	180,329
Hyundai Motor Co.	1,595	376,105
LG Chem Ltd.	604	144,127
NAVER Corp.	107	77,804
Samsung Electronics Co., Ltd.	377	475,655
Seoul Semiconductor Co., Ltd.	8,144	346,586
Shinhan Financial Group Co., Ltd.	4,040	178,383
SK Hynix, Inc.*	20,940	708,197
Total South Korea common stocks		2,895,984

Spain—1.20%
Acciona SA	13,200	1,142,744
Banco Santander SA	346,622	3,304,942
Bankia SA*	854,184	1,802,807
Mediaset Espana Comunicacion SA*	108,029	1,258,325
Total Spain common stocks		7,508,818

Sweden—0.16%
Lundin Petroleum AB*	47,296	972,621

Switzerland—2.62%
ACE Ltd.	8,200	812,292
Credit Suisse Group AG*	69,489	2,247,260
Glencore Xstrata PLC*	359,836	1,852,493

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Nestle SA	61,180	$4,605,542
Novartis AG	59,100	5,013,857
Zurich Insurance Group AG*	6,011	1,845,354
Total Switzerland common stocks		16,376,798

Taiwan—0.29%
Ginko International Co., Ltd.	11,000	189,639
Hiwin Technologies Corp.	22,000	213,119
Largan Precision Co., Ltd.	10,000	472,867
MediaTek, Inc.	7,000	103,325
President Chain Store Corp.	38,000	268,287
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,700	394,394
Uni-President Enterprises Corp.	97,664	169,976
Total Taiwan common stocks		1,811,607

Thailand—0.09%
Jasmine International PCL	337,000	82,069
Kasikornbank PCL NVDR	31,500	172,842
Land and Houses PCL NVDR	276,000	81,677
LPN Development PCL	170,300	83,995
Minor International PCL	157,600	120,483
Total Thailand common stocks		541,066

Turkey—0.06%
Ford Otomotiv Sanayi AS	9,169	93,631
Turk Hava Yollari	26,778	82,473
Turkiye Halk Bankasi AS	32,034	198,369
Total Turkey common stocks		374,473

United Kingdom—5.80%
Aon PLC	10,200	859,656
Ashtead Group PLC	79,390	1,258,696
Associated British Foods PLC	32,687	1,515,482
AstraZeneca PLC	35,004	2,262,206
Aviva PLC	266,076	2,115,918
Barclays PLC	517,892	2,015,184
BP PLC	461,473	3,692,854
Burberry Group PLC	53,628	1,247,213
Imperial Tobacco Group PLC	81,343	3,285,854
Kingfisher PLC	272,606	1,915,158
Liberty Global PLC, Series A*	5,700	237,120
London Stock Exchange Group PLC	52,582	1,726,943
Noble Corp. PLC	26,500	867,610
Premier Oil PLC	231,108	1,136,225
Prudential PLC	129,749	2,743,906
Rio Tinto PLC	49,777	2,769,648
SABMiller PLC	36,566	1,825,782
Sage Group PLC	355,285	2,476,462
Vodafone Group PLC	621,087	2,281,086
Total United Kingdom common stocks		36,233,003

United States—16.17%
Acorda Therapeutics, Inc.*	20,600	780,946
Adobe Systems, Inc.*	16,400	1,078,136
Air Products & Chemicals, Inc.	8,700	1,035,648
Alexion Pharmaceuticals, Inc.*	4,800	730,224
Allergan, Inc.	8,600	1,067,260
Alnylam Pharmaceuticals, Inc.*	9,800	657,972
Altera Corp.	9,800	355,152
Amazon.com, Inc.*	8,145	2,740,955
American Express Co.	5,100	459,153
AMETEK, Inc.	8,500	437,665
Apple, Inc.	8,930	4,793,088
Applied Materials, Inc.	48,100	982,202
Baker Hughes, Inc.	29,400	1,911,588
Baxter International, Inc.	7,500	551,850
Biogen Idec, Inc.*	1,725	527,626

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
United States—(concluded)
Bio-Rad Laboratories, Inc., Class A*	3,200	$409,984
Bluebird Bio, Inc.*	4,300	97,782
Broadcom Corp., Class A	52,100	1,640,108
Capital One Financial Corp.	10,500	810,180
Catamaran Corp.*	9,600	429,696
Citigroup, Inc.	43,920	2,090,592
Coach, Inc.	9,400	466,804
Comcast Corp., Class A	25,900	1,295,518
Concho Resources, Inc.*	3,900	477,750
Crown Castle International Corp.	7,000	516,460
Cummins, Inc.	2,100	312,879
Danaher Corp.	33,900	2,542,500
Digital Realty Trust, Inc.[1]	25,500	1,353,540
Discover Financial Services	7,200	418,968
Eli Lilly & Co.	18,400	1,083,024
Envision Healthcare Holdings, Inc.*	19,600	663,068
EOG Resources, Inc.	5,000	980,850
Epizyme, Inc.*1	3,800	86,526
Estee Lauder Cos., Inc., Class A	8,200	548,416
Facebook, Inc., Class A*	12,400	746,976
Ford Motor Co.	59,100	921,960
Freescale Semiconductor Ltd.*	34,100	832,381
General Dynamics Corp.	8,400	914,928
General Motors Co.	27,000	929,340
Gilead Sciences, Inc.*	21,500	1,523,490
Google, Inc., Class A*	1,315	1,465,581
Hain Celestial Group, Inc.*	4,050	370,453
Halliburton Co.	36,300	2,137,707
Hertz Global Holdings, Inc.*	62,700	1,670,328
Hess Corp.	17,600	1,458,688
Home Depot, Inc.	1,900	150,347
Hospira, Inc.*	28,400	1,228,300
Illinois Tool Works, Inc.	19,500	1,585,935
Impax Laboratories, Inc.*	27,200	718,624
International Paper Co.	19,600	899,248
Intuitive Surgical, Inc.*	890	389,811
Invesco Ltd.	21,600	799,200
Jabil Circuit, Inc.	42,500	765,000
JC Penney Co., Inc.*1	47,600	410,312
JPMorgan Chase & Co.	37,300	2,264,483
Kellogg Co.	8,700	545,577
Las Vegas Sands Corp.	7,700	622,006
Lexicon Pharmaceuticals, Inc.*	240,500	416,065
Lincoln National Corp.	26,900	1,363,023
LinkedIn Corp., Class A*	1,600	295,904
LyondellBasell Industries NV, Class A	3,000	266,820
MacroGenics, Inc.*1	3,300	91,839
Macy’s, Inc.	18,500	1,096,865
Martin Marietta Materials, Inc.[1]	8,800	1,129,480
MasterCard, Inc., Class A	8,050	601,335
McDermott International, Inc.*1	102,000	797,640
MetLife, Inc.	22,500	1,188,000
Michael Kors Holdings Ltd.*	3,800	354,426
Micron Technology, Inc.*	33,800	799,708
Mohawk Industries, Inc.*	2,300	312,754
Mondelez International, Inc., Class A	69,500	2,401,225
Monsanto Co.	10,900	1,240,093
Monster Beverage Corp.*	7,500	520,875
Morgan Stanley	64,400	2,007,348
NetApp, Inc.	18,900	697,410

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
NextEra Energy, Inc.	6,200	$592,844
NII Holdings, Inc.*1	183,200	218,008
NIKE, Inc., Class B	8,900	657,354
Norfolk Southern Corp.	8,900	864,813
Owens Corning	21,100	910,887
PepsiCo, Inc.	15,300	1,277,550
Philip Morris International, Inc.	18,100	1,481,847
Praxair, Inc.	7,700	1,008,469
Precision Castparts Corp.	2,750	695,090
Priceline.com, Inc.*	465	554,229
QUALCOMM, Inc.	5,800	457,388
Ralph Lauren Corp.	8,150	1,311,580
Realogy Holdings Corp.*	2,900	126,005
Regeneron Pharmaceuticals, Inc.*	1,700	510,476
Rite Aid Corp.*	57,700	361,779
Salesforce.com, Inc.*	11,700	667,953
Schlumberger Ltd.	6,800	663,000
ServiceNow, Inc.*	4,900	293,608
ServiceSource International, Inc.*	103,400	872,696
Sherwin-Williams Co.	2,400	473,112
Simon Property Group, Inc.	5,300	869,200
Starbucks Corp.	6,500	476,970
Symantec Corp.	46,000	918,620
Time Warner, Inc.	12,600	823,158
United Technologies Corp.	6,800	794,512
UnitedHealth Group, Inc.	12,900	1,057,671
US Bancorp	30,000	1,285,800
Viacom, Inc., Class B	18,000	1,529,820
Visa, Inc., Class A	3,055	659,452
VMware, Inc., Class A*	6,400	691,328
Walgreen Co.	9,100	600,873
Walt Disney Co.	16,700	1,337,169
Waste Management, Inc.	18,100	761,467
Wells Fargo & Co.	13,400	666,516
Yelp, Inc.*	1,900	146,167
Yum! Brands, Inc.	15,900	1,198,701
Total United States common stocks		101,081,707
Total common stocks (cost $229,828,665)		272,107,642

	Face amount
Bonds—10.60%
Mortgage & agency debt securities—0.13%
United States—0.13%
Federal Home Loan Mortgage Corp.
Gold Pools,[3]
#G00194, 7.500%,
due 02/01/24	$26,350	29,271
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31	691,778	779,630
Total mortgage & agency debt securities (cost $748,064)		808,901

US government obligations—3.31%
US Treasury Bonds,
2.750%, due 08/15/42	555,000	473,831
2.750%, due 11/15/42	1,305,000	1,111,901
3.625%, due 08/15/43[1]	250,000	253,047
3.750%, due 11/15/43	500,000	517,656
5.375%, due 02/15/31	650,000	831,492

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

		Face amount
US government obligations—(concluded)
6.250%, due 08/15/23	$1,500,000		$1,957,968
8.000%, due 11/15/21		1,260,000	1,756,913

US Treasury Notes,
0.125%, due 12/31/14		3,705,000	3,705,867
0.750%, due 12/31/17		4,145,000	4,064,367
1.625%, due 11/15/22[1]		605,000	559,862
2.500%, due 04/30/15[1]		3,775,000	3,870,111
3.125%, due 04/30/17		1,500,000	1,598,671
Total US government obligations (cost $20,538,999)			20,701,686

Non-US government obligations—7.16%
Australia—0.74%
Government of Australia,
5.750%, due 05/15/21	AUD	4,450,000	4,633,263

Belgium—0.36%
Kingdom of Belgium,
1.250%, due 06/22/18[2]	EUR	1,620,000	2,272,411

Finland—0.72%
Government of Finland,
4.375%, due 07/04/19[2,4]		2,752,000	4,469,418

France—0.29%
Government of France,
3.750%, due 04/25/21		1,120,000	1,785,600

Germany—2.15%
Bundesobligation,
1.250%, due 10/14/16		2,290,000	3,240,292

Bundesrepublik Deutschland,
3.000%, due 07/04/20		2,310,000	3,597,184
3.250%, due 07/04/21		2,965,000	4,708,593
3.250%, due 07/04/42		850,000	1,370,139
4.000%, due 01/04/37		290,000	511,119
			13,427,327
Italy—0.91%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/16[5]		783,453	1,133,139
2.100%, due 09/15/21[2,5]		1,612,517	2,296,126
3.000%, due 04/15/15		795,000	1,121,412
4.250%, due 02/01/19[2]		750,000	1,147,326
			5,698,003
Netherlands—0.36%
Kingdom of the Netherlands,
1.250%, due 01/15/18[2,4]		1,610,000	2,275,707

Spain—0.37%
Kingdom of Spain,
3.750%, due 10/31/18		920,000	1,380,215
4.800%, due 01/31/24		590,000	921,906
			2,302,121
Sweden—0.72%
Kingdom of Sweden,
5.000%, due 12/01/20	SEK	24,180,000	4,498,303

United Kingdom—0.54%
UK Gilts,
3.750%, due 09/07/21[2]	GBP	1,220,000	2,222,569
4.750%, due 12/07/38[2]		555,000	1,126,929
			3,349,498
Total Non-US government obligations (cost $42,557,051)			44,711,651
Total bonds (cost $63,844,114)			66,222,238

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Investment companies—19.17%
iShares JP Morgan USD Emerging Markets Bond ETF[1]	130,100	$14,495,742
UBS Emerging Markets Equity Relationship Fund*6	1,300,386	45,746,010
UBS Global Corporate Bond Relationship Fund*6	1,123,387	14,355,763
UBS High Yield Relationship Fund*6	1,318,006	45,207,468
Total investment companies (cost $105,187,356)		119,804,983

Number of warrants
Warrant—0.03%
Russia—0.03%
Sberbank of Russia,strike @ $0.00001, expires 10/14/15* (cost $257,771)	84,680	202,358

	Shares
Short-term investment—23.68%
Investment company—23.68%
UBS Cash Management Prime Relationship Fund[6] (cost $148,011,980)	148,011,980	148,011,980

Investment of cash collateral from securities loaned—4.02%
UBS Private Money Market Fund LLC[6] (cost $25,097,452)	25,097,452	25,097,452
Total investments—101.04% (cost $572,227,338)		631,446,653
Liabilities, in excess of cash and other assets—(1.04)%		(6,527,549)
Net assets—100.00%		$624,919,104

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$66,128,911
Gross unrealized depreciation	(6,909,596)
Net unrealized appreciation of investments	$59,219,315

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	JPY	282,700,000	USD	2,737,283	06/04/14	$(2,590)
CIBC	USD	1,253,862	EUR	910,000	06/04/14	(334)
CSI	AUD	14,080,000	JPY	1,286,447,360	06/04/14	(532,864)
CSI	CHF	35,860,000	USD	40,403,585	06/04/14	(180,275)
HSBC	AUD	10,235,000	USD	9,157,920	06/04/14	(292,634)
HSBC	USD	37,111,639	JPY	3,797,300,000	06/04/14	(308,955)
HSBC	USD	12,966,662	MXN	172,840,000	06/04/14	207,035
HSBC	USD	3,119,484	NZD	3,660,000	06/04/14	40,461
HSBC	USD	15,933,378	PLN	48,515,000	06/04/14	45,956
JPMCB	CAD	5,650,000	USD	5,087,940	06/04/14	(15,101)
JPMCB	EUR	2,770,000	USD	3,839,383	06/04/14	23,701
JPMCB	GBP	1,630,000	USD	2,716,677	06/04/14	523
JPMCB	IDR	51,519,500,000	USD	4,348,738	06/04/14	(135,004)
JPMCB	ILS	13,560,000	USD	3,847,900	06/05/14	(38,167)
JPMCB	INR	213,760,000	USD	3,392,477	06/04/14	(131,630)
JPMCB	NOK	10,110,000	USD	1,665,590	06/04/14	(18,675)
JPMCB	SEK	5,840,000	USD	896,696	06/04/14	(4,699)
JPMCB	THB	118,700,000	USD	3,617,248	06/04/14	(31,445)
JPMCB	USD	2,085,179	AUD	2,325,000	06/04/14	61,625
JPMCB	USD	3,054,696	CHF	2,700,000	06/04/14	977
JPMCB	USD	24,136,260	EUR	17,570,000	06/04/14	66,458
JPMCB	USD	1,786,269	GBP	1,075,000	06/04/14	5,059
JPMCB	USD	2,560,856	JPY	263,700,000	06/04/14	(5,127)
JPMCB	USD	26,146,161	PHP	1,164,550,000	06/04/14	(217,429)
JPMCB	USD	3,847,949	SGD	4,865,000	06/04/14	19,725
SSB	NZD	78,840,000	USD	65,279,520	06/04/14	(2,788,801)
Net unrealized depreciation on forward foreign currency contracts						$(4,232,210)

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 88 contracts (USD)	June 2014	$12,531,073	$12,713,250	$182,177
US Treasury futures sell contracts:
2 Year US Treasury Notes, 276 contracts (USD)	June 2014	(60,693,046)	(60,599,250)	93,796
10 Year US Treasury Notes, 75 contracts (USD)	June 2014	(9,334,120)	(9,262,499)	71,621
Index futures buy contracts:
Amsterdam Exchange Index, 81 contracts (EUR)	April 2014	8,591,661	9,005,285	413,624
DAX Index, 37 contracts (EUR)	June 2014	11,668,194	12,216,329	548,135
E-mini S&P 500 Index, 288 contracts (USD)	June 2014	26,650,008	26,850,240	200,232
FTSE 100 Index, 172 contracts (GBP)	June 2014	18,823,100	18,763,473	(59,627)
FTSE MIB Index, 171 contracts (EUR)	June 2014	24,181,669	25,206,862	1,025,193
S&P Toronto Stock Exchange 60 Index, 182 contracts (CAD)	June 2014	26,781,624	26,933,695	152,071
TOPIX Index, 187 contracts (JPY)	June 2014	22,169,579	21,795,378	(374,201)
Index futures sell contracts:
CAC 40 Euro Index, 451 contracts (EUR)	April 2014	(26,715,773)	(27,282,168)	(566,395)
E-mini NASDAQ 100 Index, 110 contracts (USD)	June 2014	(8,033,459)	(7,889,750)	143,709
Mini MSCI Emerging Markets Index, 267 contracts (USD)	June 2014	(12,618,417)	(13,164,435)	(546,018)
SPI 200 Index, 201 contracts (AUD)	June 2014	(24,896,685)	(25,132,377)	(235,692)
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 342 contracts (AUD)	June 2014	34,436,746	34,380,108	(56,638)
Euro-BTP, 75 contracts (EUR)	June 2014	12,432,867	12,575,534	142,667
Euro-OAT, 169 contracts (EUR)	June 2014	31,387,890	31,726,770	338,880
Long Gilt, 103 contracts (GBP)	June 2014	18,691,077	18,808,102	117,025
Interest rate futures sell contracts:
Japanese Government 10 Year Bond, 22 contracts (JPY)	June 2014	(30,907,006)	(30,825,365)	81,641
Net unrealized appreciation on futures contracts				$1,672,200

Written options activity for the period ended March 31, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	133	$1,119,052
Options written	—	—
Options terminated in closing purchase transactions	(133)	(1,119,052)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2014	—	$—

UBS Global Allocation Fund

Portfolio of investments – March 31, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Common stocks	$272,107,642	$—	$—	$272,107,642
Mortgage & agency debt securities	—	808,901	—	808,901
US government obligations	—	20,701,686	—	20,701,686
Non-US government obligations	—	44,711,651	—	44,711,651
Investment companies	14,495,742	105,309,241	—	119,804,983
Warrant	—	202,358	—	202,358
Short-term investment	—	148,011,980	—	148,011,980
Investment of cash collateral from securities loaned	—	25,097,452	—	25,097,452
Forward foreign currency contracts	—	471,520	—	471,520
Futures contracts	3,510,771	—	—	3,510,771
Total	$290,114,155	$345,314,789	$—	$635,428,944

Liabilities	Level 1	Level 2	Level 3	Total
Description:
Forward foreign currency contracts	$—	$(4,703,730)	$—	$(4,703,730)
Futures contracts	(1,838,571)	—	—	(1,838,571)
Total	$(1,838,571)	$(4,703,730)	$—	$(6,542,301)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2014.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2014, the value of these securities amounted to $16,022,366 or 2.56% of net assets.

3

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $6,745,125 or 1.08% of net assets.

5

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

6	The table below details the Fund's investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/13	03/31/14	03/31/14	03/31/14	03/31/14	03/31/14	03/31/14

UBS Cash Management Prime Relationship Fund	$177,549,105	$129,080,292	$158,617,417	$—	$—	$148,011,980	$113,977
UBS Private Money Market Fund LLC[a]	22,183,419	119,486,897	116,572,864	—	—	25,097,452	1,464
UBS Emerging Markets Equity Relationship Fund	51,518,582	—	6,500,000	3,235,227	(2,507,799)	45,746,010	—
UBS Global Corporate Relationship Fund	—	13,625,000	—	—	730,763	14,355,763	—
UBS High Yield Relationship Fund	36,525,431	10,726,000	6,000,000	1,451,981	2,504,056	45,207,468	—
	$287,776,537	$272,918,189	$287,690,281	$4,687,208	$727,020	$278,418,673	$115,441

a	The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Multi-Asset Income Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2014

Common stocks
Capital markets	1.96%
Health care providers & services	0.00 [2]
Real estate investment trust (REIT)	5.22
Real estate management & development	1.56
Total common stocks	8.74%
Bonds
Commercial mortgage-backed securities	1.00
Mortgage & agency debt securities	6.89
US government obligations	5.22
Non-US government obligation	3.92
Total bonds	17.03%
Investment companies
HICL Infrastructure Co., Ltd.	1.16
iShares Core S&P 500 ETF	0.97
iShares iBoxx $ High Yield Corporate Bond ETF	11.20
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.71
iShares JP Morgan USD Emerging Markets Bond ETF	2.31
iShares MSCI EAFE ETF	4.23
iShares Select Dividend Fund	2.27
iShares U.S. Industrials ETF	1.41
SPDR Barclays Short Term High Yield Bond ETF	1.87
WisdomTree Emerging Markets Equity Income Fund	2.27
Total investment companies	32.40%
Rights	0.01
Short-term investments	3.29
Total investments	61.47%
Cash and other assets, less liabilities	38.53
Net assets	100.00%

1                 Figures represent the direct investments of UBS Multi-Asset Income Fund. Figures might be different if a breakdown of the underlying investment companies was included.

2                 Amount represents less than 0.005%.

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—8.74%
Australia—0.44%
BWP Trust	2,029	$4,384
CFS Retail Property Trust Group	6,382	11,186
Charter Hall Retail REIT	955	3,171
Dexus Property Group	19,839	19,503
Federation Centres Ltd.	4,449	9,737
Goodman Group	5,380	23,600
GPT Group	4,990	16,938
Investa Office Fund	2,007	6,031
Mirvac Group	11,900	18,761
Stockland	7,402	25,742
Westfield Group	6,510	61,883
Westfield Retail Trust	9,376	25,912
Total Australia common stocks		226,848

Austria—0.01%
CA Immobilien Anlagen AG*	226	4,084
Conwert Immobilien Invest SE*	114	1,509
Total Austria common stocks		5,593

Belgium—0.02%
Aedifica SA	40	2,753
Befimmo SA	47	3,332
Cofinimmo	44	5,243
Total Belgium common stocks		11,328

Canada—0.25%
Allied Properties REIT	229	7,146
Artis REIT	368	5,236
Boardwalk REIT	131	7,186
Calloway REIT	315	7,340
Canadian Apartment Properties REIT	324	6,248
Canadian REIT	246	10,029
Chartwell Retirement Residences	522	4,915
Cominar REIT	372	6,225
Crombie REIT	186	2,243
Dundee International REIT	200	1,679
Dundee REIT, Class A	330	8,675
Extendicare, Inc.	270	1,688
First Capital Realty, Inc.	283	4,493
Granite Real Estate, Inc.	200	7,356
H&R REIT	805	16,646
InnVest REIT	434	2,077
Killam Properties, Inc.	156	1,439
Morguard REIT	129	1,984
Northern Property REIT	132	3,310
NorthWest Healthcare Properties REIT	125	1,080
RioCan REIT	960	23,125
Total Canada common stocks		130,120

China—0.44%
Agile Property Holdings Ltd.	4,000	3,280
Champion REIT	8,000	3,651
Country Garden Holdings Co., Ltd.	11,540	4,820
Hang Lung Properties Ltd.	7,000	20,125
Henderson Land Development Co., Ltd.	3,788	22,099
Hongkong Land Holdings Ltd.	4,000	25,880
Hysan Development Co., Ltd.	2,030	8,833
Kerry Properties Ltd.	2,000	6,653
Link REIT	7,100	34,921
New World China Land Ltd.	8,000	6,745
New World Development Co., Ltd.	12,440	12,510
Shimao Property Holdings Ltd.	4,500	9,863
Shui On Land Ltd.	11,666	3,249

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Sino Land Co., Ltd.	10,202	$14,994
Soho China Ltd.	4,500	3,701
Swire Properties Ltd.	4,000	11,397
Wharf Holdings Ltd.	5,000	31,973
Total China common stocks		224,694

Finland—0.02%
Citycon Oyj	1,163	4,134
Sponda Oyj	1,054	4,995
Technopolis Oyj	378	2,192
Total Finland common stocks		11,321

France—0.24%
ANF Immobilier	48	1,580
Fonciere Des Regions	101	9,356
Gecina SA	58	7,711
ICADE	94	9,299
Klepierre	309	13,827
Mercialys SA	105	2,199
Societe de la Tour Eiffel	23	1,578
Unibail-Rodamco SE	305	79,204
Total France common stocks		124,754

Germany—0.09%
Alstria Office REIT-AG*	199	2,667
Deutsche Annington Immobilien SE*	160	4,565
Deutsche Euroshop AG	163	7,414
Deutsche Wohnen AG*	918	19,453
DIC Asset AG	93	860
Hamborner REIT AG	269	2,850
LEG Immobilien AG*	98	6,428
TAG Immobilien AG	306	3,794
Total Germany common stocks		48,031

Hong Kong—0.12%
Sun Hung Kai Properties Ltd.	5,000	61,239

Israel—0.01%
Azrieli Group	100	3,498

Italy—0.00%[1]
Beni Stabili SpA	2,803	2,413

Japan—0.88%
Activia Properties, Inc.	1	8,032
Advance Residence Investment Corp.	4	8,518
Aeon Mall Co., Ltd.	360	9,194
Daiwa House Residential Investment Corp.	1	4,021
Frontier Real Estate Investment Corp.	2	10,638
GLP J-REIT	5	5,033
Hulic Co., Ltd.	1,000	13,700
Japan Excellent, Inc.	5	6,375
Japan Prime Realty Investment Corp.	3	9,708
Japan Real Estate Investment Corp.	4	20,075
Japan Retail Fund Investment Corp.	7	13,781
Kenedix Office Investment Corp.	1	4,961
Mitsubishi Estate Co., Ltd.	4,000	94,792
Mitsui Fudosan Co., Ltd.	3,000	91,527
Mori Hills REIT Investment Corp.	5	6,608
Mori Trust Sogo Reit, Inc.	5	7,533
Nippon Accommodations Fund, Inc.	2	6,695
Nippon Building Fund, Inc.	4	20,888
Nippon Prologis REIT, Inc.	5	10,086
Nomura Real Estate Holdings, Inc.	400	7,635
Nomura Real Estate Master Fund, Inc.	5	5,140
Nomura Real Estate Office Fund, Inc.	1	4,365
NTT Urban Development Corp.	300	2,825
Orix JREIT, Inc.	5	6,239

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Japan—(Concluded)
Premier Investment Corp.	1	$3,880
Sumitomo Realty & Development Co., Ltd.	1,000	39,161
Tokyo Tatemono Co., Ltd.	1,000	8,574
Tokyu REIT, Inc.	5	6,050
Top REIT, Inc.	1	4,539
United Urban Investment Corp.	7	10,281
Total Japan common stocks		450,854

Luxembourg—0.01%
GAGFAH SA*	456	6,923

Netherlands—0.04%
Corio NV	198	9,048
Eurocommercial Properties NV CVA	105	4,614
Nieuwe Steen Investments NV	119	722
Vastned Retail NV	70	3,447
Wereldhave NV	61	5,193
Total Netherlands common stocks		23,024

New Zealand—0.01%
Kiwi Income Property Trust	4,879	4,721

Norway—0.01%
Norwegian Property ASA	2,619	3,171

Singapore—0.28%
Ascendas REIT	7,000	12,577
CapitaCommercial Trust	7,000	8,264
CapitaLand Ltd.	8,000	18,380
CapitaMall Trust	10,000	15,025
CapitaMalls Asia Ltd.	4,000	5,692
CDL Hospitality Trusts	2,000	2,631
City Developments Ltd.	2,000	16,059
Global Logistic Properties Ltd.	10,000	21,067
Keppel Land Ltd.	2,000	5,342
Keppel REIT	4,000	3,625
Mapletree Commercial Trust	5,000	4,849
Mapletree Industrial Trust	4,112	4,462
Mapletree Logistics Trust	6,096	5,064
Suntec REIT	7,000	9,238
UOL Group Ltd.	2,000	9,953
Wing Tai Holdings Ltd.	1,550	2,255
Yanlord Land Group Ltd.	2,000	1,701
Total Singapore common stocks		146,184

Sweden—0.08%
Castellum AB	569	9,459
Fabege AB	365	4,760
Fastighets AB Balder, Class B*	366	4,439
Hufvudstaden AB, Class A	306	4,317
Klovern AB	633	3,384
Kungsleden AB	503	4,158
Wallenstam AB, Class B	316	5,180
Wihlborgs Fastigheter AB	238	4,633
Total Sweden common stocks		40,330

Switzerland—0.07%
Allreal Holding AG*	25	3,606
Mobimo Holding AG*	15	3,181
PSP Swiss Property AG*	125	11,750
Swiss Prime Site AG*	177	15,046
Total Switzerland common stocks		33,583

United Kingdom—2.38%
Big Yellow Group PLC	397	3,617
British Land Co., PLC	3,217	35,075
Capital & Counties Properties PLC	1,852	10,807
Daejan Holdings PLC	16	1,304
Derwent London PLC	260	11,747

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Development Securities PLC	729	$2,844
F&C Commercial Property Trust Ltd.	1,939	3,889
Grainger PLC	1,328	5,336
Great Portland Estates PLC	1,049	11,035
Hammerson PLC	2,258	20,855
Hansteen Holdings PLC	2,361	4,298
Helical Bar PLC	506	3,153
Intu Properties PLC	2,005	9,426
John Laing Infrastructure Fund Ltd.	514,000	1,008,589
Land Securities Group PLC	2,472	42,077
Londonmetric Property PLC	1,954	4,616
Medicx Fund Ltd.	1,435	2,022
Mucklow A & J Group PLC	263	1,956
Picton Property Income Ltd.	1,958	1,853
Primary Health Properties PLC	442	2,542
Quintain Estates & Development PLC*	2,071	3,556
Safestore Holdings PLC	620	2,450
Schroder REIT	896	769
Segro PLC	2,186	12,099
Shaftesbury PLC	726	7,964
ST Modwen Properties PLC	530	3,534
UK Commercial Property Trust Ltd.	1,288	1,733
Unite Group PLC	547	3,958
Workspace Group PLC	288	2,845
Total United Kingdom common stocks		1,225,949

United States—3.33%
Acadia Realty Trust	156	4,115
Agree Realty Corp.	77	2,342
Alexander’s, Inc.	8	2,888
Alexandria Real Estate Equities, Inc.	234	16,979
American Assets Trust, Inc.	124	4,184
American Campus Communities, Inc.	329	12,288
American Homes 4 Rent, Class A	166	2,774
American Realty Capital Properties, Inc.	2,084	29,218
Apartment Investment & Management Co., Class A	452	13,659
Ashford Hospitality Trust, Inc.	177	1,995
Associated Estates Realty Corp.	146	2,473
AvalonBay Communities, Inc.	419	55,023
BioMed Realty Trust, Inc.	605	12,396
Boston Properties, Inc.	492	56,349
Brandywine Realty Trust	465	6,724
BRE Properties, Inc.	248	15,569
Brixmor Property Group, Inc.	134	2,858
Camden Property Trust	278	18,721
Campus Crest Communities, Inc.	235	2,040
CBL & Associates Properties, Inc.	520	9,230
Cedar Realty Trust, Inc.	258	1,576
Chambers Street Properties	800	6,216
Chesapeake Lodging Trust	165	4,245
CommonWealth REIT	378	9,941
Corporate Office Properties Trust	254	6,767
Cousins Properties, Inc.	601	6,894
CubeSmart	412	7,070
DCT Industrial Trust, Inc.	975	7,683
DDR Corp.	987	16,266
DiamondRock Hospitality Co.	629	7,391
Digital Realty Trust, Inc.	415	22,028
Douglas Emmett, Inc.	422	11,453
Duke Realty Corp.	1,036	17,488
DuPont Fabros Technology, Inc.	200	4,814

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United States—(Concluded)
EastGroup Properties, Inc.	106	$6,668
Education Realty Trust, Inc.	356	3,514
Empire State Realty Trust, Inc., Class A	225	3,400
EPR Properties	152	8,115
Equity Lifestyle Properties, Inc.	248	10,081
Equity One, Inc.	204	4,557
Equity Residential	1,150	66,689
Essex Property Trust, Inc.	128	21,766
Excel Trust, Inc.	200	2,536
Extra Space Storage, Inc.	366	17,755
Federal Realty Investment Trust	215	24,665
FelCor Lodging Trust, Inc.	394	3,562
First Industrial Realty Trust, Inc.	312	6,028
First Potomac Realty Trust	200	2,584
Forest City Enterprises, Inc., Class A*	407	7,774
Franklin Street Properties Corp.	276	3,478
General Growth Properties, Inc.	1,770	38,940
Getty Realty Corp.	134	2,531
Glimcher Realty Trust	416	4,173
Government Properties Income Trust	185	4,662
HCP, Inc.	1,466	56,866
Health Care REIT, Inc.	919	54,772
Healthcare Realty Trust, Inc.	276	6,665
Hersha Hospitality Trust	487	2,839
Highwoods Properties, Inc.	254	9,756
Home Properties, Inc.	168	10,100
Hospitality Properties Trust	447	12,838
Host Hotels & Resorts, Inc.	2,408	48,738
Hudson Pacific Properties, Inc.	220	5,075
Inland Real Estate Corp.	256	2,701
Investors Real Estate Trust	325	2,919
Kilroy Realty Corp.	249	14,586
Kimco Realty Corp.	1,305	28,553
Kite Realty Group Trust	236	1,416
LaSalle Hotel Properties	298	9,330
Lexington Realty Trust	691	7,539
Liberty Property Trust	478	17,667
LTC Properties, Inc.	121	4,553
Macerich Co.	442	27,550
Mack-Cali Realty Corp.	276	5,738
Medical Properties Trust, Inc.	461	5,896
Mid-America Apartment Communities, Inc.	223	15,224
National Health Investors, Inc.	90	5,441
National Retail Properties, Inc.	362	12,424
Omega Healthcare Investors, Inc.	363	12,168
Parkway Properties, Inc.	140	2,555
Pebblebrook Hotel Trust	205	6,923
Pennsylvania REIT	162	2,924
Piedmont Office Realty Trust, Inc., Class A	524	8,987
Post Properties, Inc.	171	8,396
Prologis, Inc.	1,613	65,859
PS Business Parks, Inc.	66	5,519
Public Storage	464	78,179
Ramco-Gershenson Properties Trust	165	2,690
Realty Income Corp.	630	25,742
Regency Centers Corp.	295	15,063
Retail Opportunity Investments Corp.	177	2,644
RLJ Lodging Trust	378	10,108
Rouse Properties, Inc.	111	1,914
Sabra Health Care REIT, Inc.	134	3,737

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Shares	Value
Saul Centers, Inc.	64	$3,031
Select Income REIT	99	2,997
Senior Housing Properties Trust	577	12,965
Silver Bay Realty Trust Corp.	100	1,552
Simon Property Group, Inc.	993	162,852
SL Green Realty Corp.	299	30,085
Sovran Self Storage, Inc.	111	8,153
Spirit Realty Capital, Inc.	1,161	12,748
STAG Industrial, Inc.	150	3,615
Strategic Hotels & Resorts, Inc.*	519	5,289
Sun Communities, Inc.	123	5,546
Sunstone Hotel Investors, Inc.	504	6,920
Tanger Factory Outlet Centers Inc.	298	10,430
Taubman Centers, Inc.	203	14,370
UDR, Inc.	804	20,767
Universal Health Realty Income Trust	56	2,365
Urstadt Biddle Properties, Inc., Class A	151	3,120
Ventas, Inc.	948	57,420
Vornado Realty Trust	541	53,321
Washington REIT	212	5,063
Weingarten Realty Investors	338	10,140
Winthrop Realty Trust	116	1,344
WP Carey, Inc.	188	11,293
Total United States common stocks		1,713,115

Venezuela—0.01%
Warehouses De Pauw SCA	36	2,704
Total common stocks (cost $4,241,072)		4,500,397

	Face amount
Bonds—17.03%
Commercial mortgage-backed securities—1.00%
United States—1.00%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
5.892%, due 02/10/51[2]	$100,000	110,999
Boca Hotel Portfolio Trust 2013-BOCA,
Series 2013-BOCA, Class C,
2.305%, due 08/15/26[2,3]	100,000	100,265
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4,
5.815%, due 06/15/49[2]	100,000	110,559
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.819%, due 08/12/45[2,3]	175,000	192,581
Total commercial mortgage-backed securities (cost $500,694)		514,404

Mortgage & agency debt securities—6.89%
United States—6.89%
Federal Home Loan Mortgage Corp. Gold Pools,[4]
#G05132, 5.000%, due 12/01/38	$20,404	22,136

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount	Value
Mortgage & agency debt securities—(Concluded)
United States—(Concluded)
Federal Home Loan Mortgage Corp. REMIC, IO,[4]
3.000%, due 05/15/27	$138,957	$15,878
3.500%, due 10/15/42	1,062,962	245,984
Federal National Mortgage Association Pools,[4]
3.500%, TBA	125,000	131,055
4.000%, TBA	200,000	211,461
4.000%, TBA	175,000	181,891
5.000%, TBA	250,000	272,558
#AP1589, 3.000%, due 08/01/27	216,932	223,093
#AB6198, 3.000%, due 09/01/27	80,550	82,838
Federal National Mortgage Association REMIC, IO,[4]
Series 2013-87, Class IW,
2.500%, due 06/25/28	1,891,330	206,762
Series 2013-64, Class LI,
3.000%, due 06/25/33	1,501,679	234,947
Series 2012-146, Class IO,
3.500%, due 01/25/43	601,472	139,208
Government National Mortgage Association Pools,
#G2 779424, 4.000%, due 06/20/42	317,998	334,899
#732230, 4.500%, due 03/15/40	263,324	284,673
#747264, 4.500%, due 09/15/40	242,888	262,513
Government National Mortgage Association, IO,
Series 2013-22, Class IO,
3.000%, due 02/20/43	971,451	198,339
Series 2012-26, Class GI,
3.500%, due 02/20/27	825,677	101,476
Series 2012-16, Class AI,
3.500%, due 10/20/38	1,113,540	144,948
Series 2013-53, Class OI,
3.500%, due 04/20/43	1,291,003	251,262
Total mortgage & agency debt securities (cost $3,556,918)		3,545,921

US government obligations—5.22%
US Treasury Inflation Indexed Bonds (TIPS),
3.875%, due 04/15/29[5]	425,000	853,712
US Treasury Inflation Indexed Notes (TIPS),
2.000%, due 01/15/16[5]	810,000	1,013,022
2.625%, due 07/15/17[5]	650,000	821,414
Total US government obligations (cost $2,749,450)		2,688,148

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2014 (unaudited)

	Face amount		Value
Non-US government obligation—3.92%
Italy—3.92%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/17[5,6] (cost $1,809,965)	EUR	1,387,302	$2,019,391
Total bonds (cost $8,617,027)			8,767,864

	Shares
Investment companies—32.40%
HICL Infrastructure Co., Ltd.	262,943	595,739
iShares Core S&P 500 ETF	2,650	498,651
iShares iBoxx $ High Yield Corporate Bond ETF	61,096	5,766,851
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,708	2,422,215
iShares JP Morgan USD Emerging Markets Bond ETF	10,677	1,189,631
iShares MSCI EAFE ETF	32,420	2,177,651
iShares Select Dividend Fund	15,950	1,169,294
iShares U.S. Industrials ETF	7,210	725,398
SPDR Barclays Short Term High Yield Bond ETF	31,106	962,731
WisdomTree Emerging Markets Equity Income Fund	23,860	1,170,810
Total investment companies (cost $16,398,085)		16,678,971

	Number of rights
Rights—0.01%
China—0.00%[1]
New World Development Co., Ltd., expires 04/24/20*	4,146	855

United Kingdom—0.01%
Intu Properties PLC, expires 04/17/14*	572	906
Total rights (cost $0)		1,761

	Shares
Short-term investment—3.29%
Investment company—3.29%
UBS Cash Management Prime Relationship Fund[7] (cost $1,695,897)	1,695,897	1,695,897

Total investments—61.47% (cost $30,952,081)		31,644,890
Cash and other assets, less liabilities—38.53%		19,837,063
Net assets—100.00%		$51,481,953

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,226,749
Gross unrealized depreciation	(533,940)
Net unrealized appreciation of investments	$692,809

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	550,800	USD	501,492	04/28/14	$(8,410)
JPMCB	CAD	131,900	USD	119,277	04/28/14	35
JPMCB	CHF	283,900	USD	324,156	04/28/14	2,956
JPMCB	EUR	2,674,000	USD	3,714,884	04/28/14	31,245
JPMCB	GBP	2,375,800	USD	3,930,797	04/28/14	(29,245)
JPMCB	HKD	2,642,700	USD	340,291	04/28/14	(448)
JPMCB	JPY	139,440,100	USD	1,374,745	04/28/14	23,585
JPMCB	SGD	262,700	USD	207,808	04/28/14	(1,035)
JPMCB	USD	1,191,515	GBP	714,500	04/28/14	(569)
Net unrealized appreciation on forward foreign currency contracts						$18,114

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized depreciation
US Treasury futures sell contracts:
US Ultra Bond, 8 contracts (USD)	June 2014	(1,142,240)	$(1,155,750)	$(13,510)
Index futures sell contracts:
Mini MSCI Emerging Markets Index, 23 contracts (USD)	June 2014	(1,066,545)	(1,134,015)	(67,470)
Net unrealized depreciation on futures contracts				$(80,980)

Written options activity for the period ended March 31, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2013	3,640,473	$21,013
Options written	7,383,830	18,807
Options terminated in closing purchase transactions	(11,024,303)	(39,820)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2014	—	$—

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Assets	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Description:
Common stocks	$4,500,397	$—	$—	$4,500,397
Commercial mortgage-backed securities	—	514,404	—	514,404
Mortgage & agency debt securities	—	3,299,497	246,424	3,545,921
US government obligations	—	2,688,148	—	2,688,148
Non-US government obligation	—	2,019,391	—	2,019,391
Investment companies	16,678,971	—	—	16,678,971
Rights	906	855	—	1,761
Short-term investment	—	1,695,897	—	1,695,897
Forward foreign currency contracts	—	57,821	—	57,821
Total	$21,180,274	$10,276,013	$246,424	$31,702,711

Liabilities	Level 1	Level 2	Level 3	Total
Description:
Forward foreign currency contracts	$—	$(39,707)	$—	$(39,707)
Futures contracts	(80,980)	—	—	(80,980)
Total	$(80,980)	$(39,707)	$—	$(120,687)

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Assets	Rights	Mortgage & agency debt securities	Total
Beginning balance	$0	$290,343	$290,343
Purchases	—	—	—
Issuances	—	—	—
Sales	(0)	—	—
Accrued discounts (premiums)	—	(52,887)	(52,887)
Total realized gain	—	—	—
Change in net unrealized appreciation/depreciation	—	8,968	8,968
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	$—	$246,424	$246,424

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2014 was $5,122.

Portfolio footnotes

*	Non-income producing security.
1	Amount represents less than 0.005%.
2	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2014 and changes periodically.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $292,846 or 0.57% of net assets.

4

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

5

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

6

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2014, the value of this security amounted to $2,019,391 or 3.92% of net assets.

7	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/2013	03/31/2014	03/31/2014	03/31/2014	03/31/2014
UBS Cash Management Prime Relationship Fund	$6,120,598	$10,965,872	$15,390,573	$1,695,897	$2,327

Portfolio acronyms
ADR	American Depositary Receipt
BA	Canadian Bankers’ Acceptance Rate
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
CDI	Certificate of Interbank Deposits
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
CVA	Dutch Certification—Depositary Certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FDIC	Federal Deposit Insurance Co.
GDP	Gross Domestic Product
GDR	Global Depositary Receipt
GE	General Electric
GO	General Obligation
GS	Goldman Sachs
IO

Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and  cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
MXIBTIIE	Mexico Interbank TIIE
NVDR	Non-Voting Depository Receipt
PO

Principal only security—This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself. In the case of asset-backed securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depository Receipts
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual prinicpal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSFB	Credit Suisse First Boston
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
SSB	State Street Bank

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
GHS	Ghanaian Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Lei
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
VND	Vietnam Dong
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, investments of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2013.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	May 30, 2014